UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2633

CALVERT VARIABLE PRODUCTS, INC.
(Exact name of registrant as specified in charter)

 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2011

Item 1. Schedule of Investments.

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 97.3%	SHARES	VALUE
Beverages - 0.8%
Coca-Cola Co.	19,900	$1,320,365

Capital Markets - 7.0%
AllianceBernstein Holding LP*	77,900	1,698,220
Bank of New York Mellon Corp.	127,558	3,810,157
Goldman Sachs Group, Inc.	11,500	1,822,405
Legg Mason, Inc.	42,900	1,548,261
Morgan Stanley	109,700	2,997,004
		11,876,047

Chemicals - 1.6%
Dow Chemical Co.	70,400	2,657,600

Commercial Banks - 3.8%
US Bancorp	113,600	3,002,448
Wells Fargo & Co.	108,900	3,452,130
		6,454,578

Communications Equipment - 1.5%
Cisco Systems, Inc.	119,800	2,054,570
Motorola Mobility Holdings, Inc.*	23,250	567,300
		2,621,870

Computers & Peripherals - 1.6%
Hewlett-Packard Co.	68,100	2,790,057

Consumer Finance - 1.2%
Discover Financial Services	86,500	2,086,380

Diversified Financial Services - 6.2%
Bank of America Corp.	270,384	3,604,219
CME Group, Inc.	10,300	3,105,965
JPMorgan Chase & Co.	81,504	3,757,334
		10,467,518

Diversified Telecommunication Services - 6.0%
AT&T, Inc.	129,100	3,950,460
Frontier Communications Corp.	389,377	3,200,679
Verizon Communications, Inc.	79,900	3,079,346
		10,230,485

Electric Utilities - 4.3%
Duke Energy Corp.	214,344	3,890,344
Exelon Corp.	84,900	3,501,276
		7,391,620

Electrical Equipment - 1.8%
Emerson Electric Co.	53,400	3,120,162

Electronic Equipment & Instruments - 1.7%
TE Connectivity Ltd.	83,725	2,915,304

Energy Equipment & Services - 1.9%
Diamond Offshore Drilling, Inc.	41,200	3,201,240

Food & Staples Retailing - 3.7%
CVS Caremark Corp.	71,200	2,443,584
Wal-Mart Stores, Inc.	74,800	3,893,340
		6,336,924

Food Products - 2.2%
Unilever NV, NY Shares	119,300	3,741,248

Health Care Equipment & Supplies - 1.4%
Covidien plc	47,225	2,452,867

Health Care Providers & Services - 1.5%
WellPoint, Inc.	37,700	2,631,083

Household Durables - 1.1%
Sony Corp. (ADR)	57,600	1,833,408

Household Products - 2.2%
Procter & Gamble Co.	59,700	3,677,520

Industrial Conglomerates - 6.8%
3M Co.	40,600	3,796,100
General Electric Co.	194,200	3,893,710
Tyco International Ltd.	86,925	3,891,632
		11,581,442

Insurance - 6.2%
Berkshire Hathaway, Inc., Class B*	34,650	2,897,780
Hartford Financial Services Group, Inc.	115,800	3,118,494
MetLife, Inc.	82,900	3,708,117
Travelers Co.'s, Inc.	14,300	850,564
		10,574,955

Internet Software & Services - 1.2%
Google, Inc.*	3,400	1,993,114

IT Services - 1.5%
International Business Machines Corp.	15,800	2,576,506

Media - 5.7%
CBS Corp., Class B	104,674	2,621,037
Comcast Corp.	37,700	931,944
Gannett Co., Inc.	42,600	648,798
News Corp., Class B	146,600	2,729,692
Time Warner, Inc.	75,966	2,711,986
		9,643,457

Metals & Mining - 1.9%
Newmont Mining Corp.	59,700	3,258,426

Oil, Gas & Consumable Fuels - 12.0%
ConocoPhillips	51,442	4,108,158
Devon Energy Corp.	37,600	3,450,552
Exxon Mobil Corp.	35,000	2,944,550
Marathon Oil Corp.	67,400	3,593,094
Royal Dutch Shell plc (ADR)	56,600	4,123,876
Spectra Energy Corp.	79,472	2,160,049
		20,380,279

Pharmaceuticals - 8.4%
GlaxoSmithKline plc (ADR)	77,800	2,988,298
Johnson & Johnson	52,900	3,134,325
Merck & Co., Inc.	113,200	3,736,732
Pfizer, Inc.	222,300	4,514,913
		14,374,268

Software - 2.1%
Microsoft Corp.	141,700	3,593,512

Total Equity Securities (Cost $164,362,443)		165,782,235

TOTAL INVESTMENTS (Cost $164,362,443) - 97.3%		165,782,235
Other assets and liabilities, net - 2.7%		4,515,247
NET ASSETS - 100%		$170,297,482

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipts

LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP LIFESTYLE MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EXCHANGE TRADED FUNDS - 97.8%	SHARES	VALUE
iShares Barclays Aggregate Bond Fund	26,800	$2,817,484
iShares Barclays Intermediate Credit Bond Fund	13,400	1,411,154
iShares Barclays MBS Bond Fund	6,700	706,314
iShares Barclays TIPS Bond Fund	8,600	938,776
iShares iBoxx $ High Yield Corporate Bond Fund	13,000	1,195,480
iShares MSCI EAFE Index Fund	12,500	751,125
iShares Russell 2000 Index Fund	9,000	757,530
iShares S&P 500 Growth Index Fund	50,000	3,435,000
iShares S&P 500 Index Fund	25,700	3,418,357
iShares S&P 500 Value Index Fund	72,800	4,608,968
SPDR S&P MidCap 400 Trust	12,500	2,244,375
Vanguard MSCI Emerging Markets Fund	15,500	758,260
Vanguard REIT	12,400	725,276

Total Exchange Traded Funds (Cost $20,630,173)		23,768,099

TOTAL INVESTMENTS (Cost $20,630,173) - 97.8%		23,768,099
Other assets and liabilities, net - 2.2%		541,701
NET ASSETS - 100%		$24,309,800

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP LIFESTYLE AGGRESSIVE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EXCHANGE TRADED FUNDS - 98.7%	SHARES	VALUE
iShares Barclays Aggregate Bond Fund	4,300	$452,059
iShares Barclays Intermediate Credit Bond Fund	2,200	231,682
iShares Barclays MBS Bond Fund	1,100	115,962
iShares Barclays TIPS Bond Fund	1,500	163,740
iShares iBoxx $ High Yield Corporate Bond Fund	2,100	193,116
iShares MSCI EAFE Index Fund	8,700	522,783
iShares Russell 2000 Index Fund	4,900	412,433
iShares S&P 500 Growth Index Fund	26,300	1,806,810
iShares S&P 500 Index Fund	14,300	1,902,043
iShares S&P 500 Value Index Fund	38,700	2,450,097
SPDR S&P MidCap 400 Trust	6,900	1,238,895
Vanguard MSCI Emerging Markets Fund	10,700	523,444
Vanguard REIT	6,800	397,732

Total Exchange Traded Funds (Cost $8,767,280)		10,410,796

TOTAL INVESTMENTS (Cost $8,767,280) - 98.7%		10,410,796
Other assets and liabilities, net - 1.3%		139,337
NET ASSETS - 100%		$10,550,133

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP LIFESTYLE CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EXCHANGE TRADED FUNDS - 96.3%	SHARES	VALUE
iShares Barclays Aggregate Bond Fund	16,600	$1,745,158
iShares Barclays Intermediate Credit Bond Fund	8,200	863,542
iShares Barclays MBS Bond Fund	4,200	442,764
iShares Barclays TIPS Bond Fund	5,300	578,548
iShares iBoxx $ High Yield Corporate Bond Fund	8,000	735,680
iShares MSCI EAFE Index Fund	3,300	198,297
iShares Russell 2000 Index Fund	2,400	202,008
iShares S&P 500 Growth Index Fund	13,400	920,580
iShares S&P 500 Index Fund	6,900	917,769
iShares S&P 500 Value Index Fund	19,500	1,234,545
SPDR S&P MidCap 400 Trust	3,300	592,515
Vanguard MSCI Emerging Markets Fund	4,100	200,572
Vanguard REIT	3,200	187,168

Total Exchange Traded Funds (Cost $8,076,411)		8,819,146

TOTAL INVESTMENTS (Cost $8,076,411) - 96.3%		8,819,146
Other assets and liabilities, net - 3.7%		339,112
NET ASSETS - 100%		$9,158,258

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

INVESTMENT COMPANIES - 98.9%	SHARES	VALUE
Guggenheim Timber Index ETF	143,500	$3,333,505
iPath Dow Jones-UBS Commodity Index Total Return ETN*	168,100	8,631,935
iShares Dow Jones US Utilities Sector Index ETF	17,800	1,412,608
iShares S&P Global Materials Sector Index ETF	75,900	5,662,140
iShares S&P North American Natural Resources Sector Index ETF	181,900	8,522,015
PowerShares DB Commodity Index Tracking Fund*	266,300	8,124,813
PowerShares Water Resources Portfolio ETF	93,000	1,891,620
Vanguard Materials ETF	98,100	8,570,016
Vanguard REIT ETF	17,200	1,006,028

Total Investment Companies (Cost $36,759,222)		47,154,680

TOTAL INVESTMENTS (Cost $36,759,222) - 98.9%		47,154,680
Other assets and liabilities, net - 1.1%		512,031
NET ASSETS - 100%		$47,666,711

* Non-income producing security.

Abbreviations:

ETF: Exchange-traded fund

ETN: Exchange-traded note

REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

U.S. TREASURY(i) - 48.4%	PRINCIPAL AMOUNT	VALUE
United States Treasury Bonds:
2.375%, 1/15/25	$1,168,130	$1,311,409
2.00%, 1/15/26	1,442,207	1,539,331
2.375%, 1/15/27	1,310,232	1,458,657
1.75%, 1/15/28	1,103,592	1,124,629
3.625%, 4/15/28	952,966	1,229,177
2.50%, 1/15/29	1,364,008	1,544,952
3.875%, 4/15/29	1,205,469	1,613,068
3.375%, 4/15/32	496,200	638,547
2.125%, 2/15/40	1,680,921	1,777,311
2.125%, 2/15/41	502,735	531,564
United States Treasury Notes:
1.875%, 7/15/15	226,404	249,080
1.625%, 1/15/18	1,051,040	1,136,273
2.125%, 1/15/19	307,671	343,246
1.875%, 7/15/19	928,116	1,018,027
1.25%, 7/15/20	1,009,650	1,042,621

Total U.S. Treasury (Cost $15,854,075)		16,557,892

CORPORATE BONDS - 43.8%
Alcoa, Inc., 6.15%, 8/15/20	300,000	317,206
Ally Financial, Inc., 0.309%, 12/19/12 (r)	1,000,000	1,000,358
American Express Credit Corp., 0.368%, 2/24/12 (r)	200,000	199,497
Bank of America Corp.:
0.588%, 4/30/12 (r)	500,000	502,039
7.375%, 5/15/14	100,000	112,864
Baxter International, Inc., 4.00%, 3/1/14	100,000	105,997
BBVA Bancomer SA, 4.50%, 3/10/16 (e)	400,000	401,125
BlackRock, Inc., 3.50%, 12/10/14	100,000	104,630
Blue Merger Sub, Inc., 7.625%, 2/15/19 (e)	100,000	101,500
Bottling Group LLC, 6.95%, 3/15/14	100,000	115,043
BP Capital Markets plc:
3.625%, 5/8/14	100,000	103,830
4.50%, 10/1/20	100,000	99,074
CA, Inc., 5.375%, 12/1/19	100,000	103,157
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	200,000	208,000
Citibank NA, 0.313%, 11/15/12 (r)	500,000	500,169
Corrections Corporation of America, 6.75%, 1/31/14	250,000	254,688
Eli Lilly & Co., 4.20%, 3/6/14	100,000	106,969
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	103,824
Ford Motor Credit Co. LLC:
3.053%, 1/13/12 (r)	250,000	252,190
8.125%, 1/15/20	400,000	457,000
General Electric Capital Corp.:
0.262%, 5/8/12 (r)	500,000	499,727
0.309%, 9/21/12 (r)	500,000	500,006
General Mills, Inc., 5.65%, 2/15/19	100,000	110,522
Goldman Sachs Group, Inc.:
0.562%, 11/9/11 (r)	500,000	500,981
0.759%, 3/22/16 (r)	400,000	385,672
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	600,000	599,960
Hewlett-Packard Co., 4.75%, 6/2/14	100,000	108,660
Hospira, Inc., 6.40%, 5/15/15	100,000	112,249
Jabil Circuit, Inc., 5.625%, 12/15/20	250,000	247,500
JPMorgan Chase & Co., 0.689%, 6/22/12 (r)	1,000,000	1,004,442
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	100,000	100,691
L-3 Communications Corp., 5.20%, 10/15/19	200,000	208,613
Lloyds TSB Bank plc, 2.653%, 1/24/14 (r)	250,000	255,883
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	690,543
Metropolitan Life Global Funding I, 1.053%, 1/10/14 (e)(r)	250,000	250,000
Morgan Stanley:
0.659%, 6/20/12 (r)	500,000	502,211
0.603%, 1/9/14 (r)	500,000	488,608
Mueller Water Products, Inc., 8.75%, 9/1/20	100,000	111,250
Northern Trust Corp., 3.45%, 11/4/20	100,000	94,954
Novartis Capital Corp., 4.125%, 2/10/14	100,000	106,759
PNC Funding Corp., 0.504%, 1/31/14 (r)	500,000	495,050
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	108,858
Procter & Gamble Co., 3.50%, 2/15/15	100,000	104,991
Qwest Corp., 3.56%, 6/15/13 (r)	500,000	520,000
Shell International Finance BV, 4.00%, 3/21/14	100,000	106,515
State Street Bank and Trust Co., 0.51%, 9/15/11 (r)	900,000	900,961
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	202,095
Unilever Capital Corp., 4.80%, 2/15/19	100,000	106,375
Westpac Banking Corp., 1.037%, 3/31/14 (e)(r)	200,000	200,002
Williams Partners LP, 3.80%, 2/15/15	200,000	207,035

Total Corporate Bonds (Cost $14,714,012)		14,980,273

TOTAL INVESTMENTS (Cost $30,568,087) - 92.2%		31,538,165
Other assets and liabilities, net - 7.8%		2,673,229
NET ASSETS - 100%		$34,211,394

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Inflation protected securities.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

LLC: Limited Liability Corporation

LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 98.9%	SHARES	VALUE
Aerospace & Defense - 2.8%
General Dynamics Corp.	7,429	$568,764
Goodrich Corp.	2,490	212,970
Honeywell International, Inc.	15,530	927,296
Huntington Ingalls Industries, Inc.*	974	40,442
ITT Corp.	3,645	218,882
L-3 Communications Holdings, Inc.	2,275	178,155
Lockheed Martin Corp.	5,718	459,727
Northrop Grumman Corp.	5,847	366,665
Precision Castparts Corp.	2,827	416,078
Raytheon Co.	7,257	369,164
Rockwell Collins, Inc.	3,124	202,529
Textron, Inc.	5,452	149,330
The Boeing Co.	14,690	1,086,032
United Technologies Corp.	18,347	1,553,074
		6,749,108

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	3,297	244,407
Expeditors International of Washington, Inc.	4,216	211,390
FedEx Corp.	6,250	584,687
United Parcel Service, Inc., Class B	19,690	1,463,361
		2,503,845

Airlines - 0.1%
Southwest Airlines Co.	14,836	187,379

Auto Components - 0.3%
Goodyear Tire & Rubber Co.*	4,829	72,338
Johnson Controls, Inc.	13,382	556,290
		628,628

Automobiles - 0.5%
Ford Motor Co.*	75,470	1,125,257
Harley-Davidson, Inc.	4,679	198,811
		1,324,068

Beverages - 2.4%
Brown-Forman Corp., Class B	2,063	140,903
Coca-Cola Co.	45,730	3,034,186
Coca-Cola Enterprises, Inc.	6,736	183,893
Constellation Brands, Inc.*	3,522	71,426
Dr Pepper Snapple Group, Inc.	4,520	167,963
Molson Coors Brewing Co., Class B	3,141	147,281
PepsiCo, Inc.	31,619	2,036,580
		5,782,232

Biotechnology - 1.3%
Amgen, Inc.*	18,586	993,422
Biogen Idec, Inc.*	4,808	352,859
Celgene Corp.*	9,342	537,445
Cephalon, Inc.*	1,495	113,291
Genzyme Corp.*	5,211	396,818
Gilead Sciences, Inc.*	15,851	672,716
		3,066,551

Building Products - 0.0%
Masco Corp.	7,125	99,180

Capital Markets - 2.4%
Ameriprise Financial, Inc.	4,990	304,789
Bank of New York Mellon Corp.	24,692	737,550
Charles Schwab Corp.	19,700	355,191
E*Trade Financial Corp.*	4,151	64,880
Federated Investors, Inc., Class B	1,821	48,712
Franklin Resources, Inc.	2,912	364,233
Goldman Sachs Group, Inc.	10,385	1,645,711
Invesco Ltd.	9,306	237,861
Janus Capital Group, Inc.	3,994	49,805
Legg Mason, Inc.	3,070	110,796
Morgan Stanley	30,837	842,467
Northern Trust Corp.	4,812	244,209
State Street Corp.	9,972	448,142
T. Rowe Price Group, Inc.	5,095	338,410
		5,792,756

Chemicals - 2.1%
Air Products & Chemicals, Inc.	4,226	381,101
Airgas, Inc.	1,480	98,302
CF Industries Holdings, Inc.	1,413	193,284
Dow Chemical Co.	23,301	879,613
Eastman Chemical Co.	1,436	142,623
Ecolab, Inc.	4,637	236,580
EI Du Pont de Nemours & Co.	18,388	1,010,788
FMC Corp.	1,441	122,384
International Flavors & Fragrances, Inc.	1,588	98,932
Monsanto Co.	10,740	776,072
PPG Industries, Inc.	3,284	312,670
Praxair, Inc.	6,083	618,033
Sherwin-Williams Co.	1,795	150,762
Sigma-Aldrich Corp.	2,412	153,500
		5,174,644

Commercial Banks - 2.9%
BB&T Corp.	13,776	378,151
Comerica, Inc.	3,504	128,667
Fifth Third Bancorp	18,276	253,671
First Horizon National Corp.	5,102	57,194
Huntington Bancshares, Inc.	17,244	114,500
KeyCorp	18,947	168,249
M&T Bank Corp.	2,368	209,497
Marshall & Ilsley Corp.	10,508	83,959
PNC Financial Services Group, Inc.	10,440	657,616
Regions Financial Corp.	24,961	181,217
SunTrust Banks, Inc.	10,682	308,069
US Bancorp	38,118	1,007,459
Wells Fargo & Co.	105,105	3,331,828
Zions Bancorporation	3,445	79,442
		6,959,519

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,181	91,515
Cintas Corp.	2,646	80,094
Iron Mountain, Inc.	3,918	122,359
Pitney Bowes, Inc.	4,108	105,535
Republic Services, Inc.	6,090	182,944
RR Donnelley & Sons Co.	4,279	80,959
Stericycle, Inc.*	1,696	150,384
Waste Management, Inc.	9,489	354,319
		1,168,109

Communications Equipment - 2.1%
Cisco Systems, Inc.	110,334	1,892,228
F5 Networks, Inc.*	1,609	165,035
Harris Corp.	2,564	127,174
JDS Uniphase Corp.*	4,408	91,863
Juniper Networks, Inc.*	10,672	449,078
Motorola Mobility Holdings, Inc.*	5,790	141,276
Motorola Solutions, Inc.*	6,618	295,758
QUALCOMM, Inc.	32,795	1,798,150
Tellabs, Inc.	7,569	39,662
		5,000,224

Computers & Peripherals - 4.3%
Apple, Inc.*	18,381	6,404,859
Dell, Inc.*	33,625	487,899
EMC Corp.*	41,271	1,095,745
Hewlett-Packard Co.	43,343	1,775,763
Lexmark International, Inc.*	1,561	57,819
NetApp, Inc.*	7,340	353,641
SanDisk Corp.*	4,633	213,535
Western Digital Corp.*	4,558	169,968
		10,559,229

Construction & Engineering - 0.2%
Fluor Corp.	3,553	261,714
Jacobs Engineering Group, Inc.*	2,500	128,575
Quanta Services, Inc.*	4,191	94,004
		484,293

Construction Materials - 0.0%
Vulcan Materials Co.	2,550	116,280

Consumer Finance - 0.8%
American Express Co.	20,800	940,160
Capital One Financial Corp.	9,078	471,693
Discover Financial Services	10,813	260,809
SLM Corp.*	10,503	160,696
		1,833,358

Containers & Packaging - 0.2%
Ball Corp.	3,372	120,886
Bemis Co., Inc.	2,169	71,165
Owens-Illinois, Inc.*	3,251	98,148
Sealed Air Corp.	3,172	84,565
		374,764

Distributors - 0.1%
Genuine Parts Co.	3,132	168,000

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,607	108,738
DeVry, Inc.	1,339	73,739
H&R Block, Inc.	6,132	102,649
		285,126

Diversified Financial Services - 4.1%
Bank of America Corp.	201,930	2,691,727
Citigroup, Inc.*	578,272	2,555,962
CME Group, Inc.	1,337	403,172
IntercontinentalExchange, Inc.*	1,471	181,727
JPMorgan Chase & Co.	79,476	3,663,844
Leucadia National Corp.	3,917	147,044
Moody's Corp.	4,077	138,251
NYSE Euronext	5,179	182,146
The NASDAQ OMX Group, Inc.*	3,020	78,037
		10,041,910

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	117,940	3,608,964
CenturyLink, Inc.	5,990	248,885
Frontier Communications Corp.	19,714	162,049
Qwest Communications International, Inc.	34,516	235,744
Verizon Communications, Inc.	56,421	2,174,465
Windstream Corp.	9,603	123,591
		6,553,698

Electric Utilities - 1.7%
American Electric Power Co., Inc.	9,529	334,849
Duke Energy Corp.	26,211	475,730
Edison International	6,476	236,957
Entergy Corp.	3,601	242,023
Exelon Corp.	13,137	541,770
FirstEnergy Corp.	8,402	311,630
NextEra Energy, Inc.	8,262	455,401
Northeast Utilities	3,501	121,135
Pepco Holdings, Inc.	4,452	83,030
Pinnacle West Capital Corp.	2,247	96,149
PPL Corp.	9,590	242,627
Progress Energy, Inc.	5,817	268,396
Southern Co.	16,871	642,954
		4,052,651

Electrical Equipment - 0.5%
Emerson Electric Co.	14,954	873,762
Rockwell Automation, Inc.	2,820	266,913
Roper Industries, Inc.	1,872	161,853
		1,302,528

Electronic Equipment & Instruments - 0.4%
Amphenol Corp.	3,453	187,809
Corning, Inc.	31,028	640,108
FLIR Systems, Inc.	3,143	108,779
Jabil Circuit, Inc.	4,017	82,067
Molex, Inc.	2,736	68,728
		1,087,491

Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	8,568	629,148
Cameron International Corp.*	4,814	274,879
Diamond Offshore Drilling, Inc.	1,382	107,381
FMC Technologies, Inc.*	2,386	225,429
Halliburton Co.	18,103	902,254
Helmerich & Payne, Inc.	2,103	144,455
Nabors Industries Ltd.*	5,670	172,255
National Oilwell Varco, Inc.	8,328	660,161
Noble Corp.	5,130	234,031
Rowan Co.'s, Inc.*	2,619	115,707
Schlumberger Ltd.	27,155	2,532,475
		5,998,175

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	8,606	630,992
CVS Caremark Corp.	27,297	936,833
Kroger Co.	12,761	305,881
Safeway, Inc.	7,584	178,527
SUPERVALU, Inc.	4,582	40,917
Sysco Corp.	11,694	323,924
Walgreen Co.	18,428	739,700
Wal-Mart Stores, Inc.	38,998	2,029,846
Whole Foods Market, Inc.	2,904	191,374
		5,377,994

Food Products - 1.7%
Archer-Daniels-Midland Co.	12,709	457,651
Campbell Soup Co.	3,877	128,367
ConAgra Foods, Inc.	8,738	207,528
Dean Foods Co.*	3,917	39,170
General Mills, Inc.	12,764	466,524
H.J. Heinz Co.	6,330	309,031
Hershey Co.	3,071	166,909
Hormel Foods Corp.	2,754	76,671
J.M. Smucker Co.	2,375	169,551
Kellogg Co.	5,021	271,034
Kraft Foods, Inc.	34,665	1,087,094
McCormick & Co., Inc.	2,648	126,654
Mead Johnson Nutrition Co.	4,066	235,543
Sara Lee Corp.	12,725	224,851
Tyson Foods, Inc.	5,927	113,739
		4,080,317

Gas Utilities - 0.1%
Nicor, Inc.	945	50,747
Oneok, Inc.	2,115	141,451
		192,198

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	11,617	624,646
Becton Dickinson & Co.	4,407	350,885
Boston Scientific Corp.*	30,170	216,922
C.R. Bard, Inc.	1,692	168,033
CareFusion Corp.*	4,579	129,114
Covidien plc	9,985	518,621
DENTSPLY International, Inc.	2,966	109,712
Edwards Lifesciences Corp.*	2,320	201,840
Intuitive Surgical, Inc.*	783	261,099
Medtronic, Inc.	21,468	844,766
St. Jude Medical, Inc.	6,488	332,575
Stryker Corp.	6,787	412,650
Varian Medical Systems, Inc.*	2,418	163,554
Zimmer Holdings, Inc.*	3,829	231,769
		4,566,186

Health Care Providers & Services - 2.0%
Aetna, Inc.	7,664	286,864
AmerisourceBergen Corp.	5,540	219,162
Cardinal Health, Inc.	6,979	287,046
CIGNA Corp.	5,411	239,599
Coventry Health Care, Inc.*	2,948	94,012
DaVita, Inc.*	1,932	165,205
Express Scripts, Inc.*	10,491	583,405
Humana, Inc.*	3,363	235,208
Laboratory Corp. of America Holdings*	2,044	188,314
McKesson Corp.	5,037	398,175
Medco Health Solutions, Inc.*	8,062	452,762
Patterson Co.'s, Inc.	1,980	63,736
Quest Diagnostics, Inc.	3,108	179,394
Tenet Healthcare Corp.*	10,103	75,267
UnitedHealth Group, Inc.	21,895	989,654
WellPoint, Inc.	7,485	522,378
		4,980,181

Health Care Technology - 0.1%
Cerner Corp.*	1,413	157,126

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	8,637	331,315
Darden Restaurants, Inc.	2,753	135,255
International Game Technology	5,925	96,163
Marriott International, Inc.	5,698	202,732
McDonald's Corp.	20,795	1,582,292
Starbucks Corp.	14,705	543,350
Starwood Hotels & Resorts Worldwide, Inc.	3,779	219,635
Wyndham Worldwide Corp.	3,553	113,021
Wynn Resorts Ltd.	1,498	190,620
Yum! Brands, Inc.	9,281	476,858
		3,891,241

Household Durables - 0.4%
D.R. Horton, Inc.	5,562	64,797
Fortune Brands, Inc.	3,029	187,465
Harman International Industries, Inc.	1,447	67,749
Leggett & Platt, Inc.	2,911	71,319
Lennar Corp.	3,161	57,277
Newell Rubbermaid, Inc.	5,761	110,208
Pulte Group, Inc.*	6,859	50,758
Stanley Black & Decker, Inc.	3,293	252,244
Whirlpool Corp.	1,510	128,894
		990,711

Household Products - 2.0%
Clorox Co.	2,762	193,533
Colgate-Palmolive Co.	9,853	795,728
Kimberly-Clark Corp.	8,135	530,972
Procter & Gamble Co.	55,879	3,442,146
		4,962,379

Independent Power Producers & Energy Traders - 0.2%
AES Corp.*	13,259	172,367
Constellation Energy Group, Inc.	4,014	124,956
NRG Energy, Inc.*	5,032	108,389
		405,712

Industrial Conglomerates - 2.5%
3M Co.	14,169	1,324,802
General Electric Co.	211,648	4,243,542
Tyco International Ltd.	9,443	422,763
		5,991,107

Insurance - 3.8%
ACE Ltd.	6,735	435,756
Aflac, Inc.	9,358	493,915
Allstate Corp.	10,694	339,855
American International Group, Inc.*	2,859	100,465
AON Corp.	6,523	345,458
Assurant, Inc.	2,117	81,526
Berkshire Hathaway, Inc., Class B*	34,534	2,888,078
Chubb Corp.	5,884	360,748
Cincinnati Financial Corp.	3,233	106,042
Genworth Financial, Inc.*	9,721	130,845
Hartford Financial Services Group, Inc.	8,831	237,819
Lincoln National Corp.	6,298	189,192
Loews Corp.	6,320	272,329
Marsh & McLennan Co.'s, Inc.	10,782	321,411
MetLife, Inc.	20,956	937,362
Principal Financial Group, Inc.	6,369	204,509
Progressive Corp.	13,269	280,374
Prudential Financial, Inc.	9,661	594,924
Torchmark Corp.	1,607	106,833
Travelers Co.'s, Inc.	8,668	515,573
Unum Group	6,495	170,494
XL Group plc	6,424	158,030
		9,271,538

Internet & Catalog Retail - 0.8%
Amazon.com, Inc.*	7,108	1,280,364
Expedia, Inc.	4,128	93,541
Netflix, Inc.*	863	204,816
priceline.com, Inc.*	962	487,195
		2,065,916

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	3,609	137,142
eBay, Inc.*	22,949	712,337
Google, Inc.*	5,004	2,933,395
Monster Worldwide, Inc.*	2,716	43,184
VeriSign, Inc.	3,460	125,287
Yahoo!, Inc.*	25,947	432,017
		4,383,362

IT Services - 3.1%
Automatic Data Processing, Inc.	9,779	501,760
Cognizant Technology Solutions Corp.*	5,979	486,691
Computer Sciences Corp.	3,068	149,504
Fidelity National Information Services, Inc.	5,294	173,061
Fiserv, Inc.*	2,984	187,156
International Business Machines Corp.	24,308	3,963,906
MasterCard, Inc.	1,925	484,561
Paychex, Inc.	6,394	200,516
SAIC, Inc.*	6,061	102,552
Teradata Corp.*	3,325	168,577
Total System Services, Inc.	3,443	62,043
Visa, Inc.	9,700	714,114
Western Union Co.	13,120	272,502
		7,466,943

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	2,824	132,276
Mattel, Inc.	7,147	178,175
		310,451

Life Sciences - Tools & Services - 0.5%
Agilent Technologies, Inc.*	6,884	308,266
Life Technologies Corp.*	3,644	191,018
PerkinElmer, Inc.	2,449	64,335
Thermo Fisher Scientific, Inc.*	7,912	439,512
Waters Corp.*	1,830	159,027
		1,162,158

Machinery - 2.4%
Caterpillar, Inc.	12,745	1,419,156
Cummins, Inc.	3,951	433,109
Danaher Corp.	10,634	551,904
Deere & Co.	8,427	816,492
Dover Corp.	3,710	243,895
Eaton Corp.	6,670	369,785
Flowserve Corp.	1,112	143,226
Illinois Tool Works, Inc.	10,009	537,683
Ingersoll-Rand plc	6,400	309,184
Joy Global, Inc.	2,025	200,090
PACCAR, Inc.	7,248	379,433
Pall Corp.	2,319	133,597
Parker Hannifin Corp.	3,204	303,355
Snap-on, Inc.	1,212	72,793
		5,913,702

Media - 3.3%
Cablevision Systems Corp.	4,778	165,367
CBS Corp., Class B	13,536	338,941
Comcast Corp.	55,341	1,368,030
DIRECTV*	15,816	740,189
Discovery Communications, Inc.*	5,657	225,714
Gannett Co., Inc.	4,742	72,221
McGraw-Hill Co.'s, Inc.	6,144	242,074
News Corp.	45,289	795,275
Omnicom Group, Inc.	5,650	277,189
Scripps Networks Interactive, Inc.	1,861	93,217
The Interpublic Group of Co.'s, Inc.	9,715	122,118
Time Warner Cable, Inc.	6,844	488,251
Time Warner, Inc.	21,782	777,617
Viacom, Inc., Class B	12,090	562,427
Walt Disney Co.	37,694	1,624,234
Washington Post Co., Class B	111	48,569
		7,941,433

Metals & Mining - 1.2%
AK Steel Holding Corp.	2,376	37,493
Alcoa, Inc.	21,202	374,215
Allegheny Technologies, Inc.	1,960	132,731
Cliffs Natural Resources, Inc.	2,691	264,472
Freeport-McMoRan Copper & Gold, Inc.	18,884	1,049,006
Newmont Mining Corp.	9,784	534,011
Nucor Corp.	6,272	288,638
Titanium Metals Corp.*	1,566	29,096
United States Steel Corp.	2,854	153,945
		2,863,607

Multiline Retail - 0.7%
Big Lots, Inc.*	1,502	65,232
Family Dollar Stores, Inc.	2,503	128,454
J.C. Penney Co., Inc.	4,700	168,777
Kohl's Corp.	5,821	308,746
Macy's, Inc.	8,397	203,711
Nordstrom, Inc.	3,355	150,573
Sears Holdings Corp.*	919	75,955
Target Corp.	14,095	704,891
		1,806,339

Multi-Utilities - 1.2%
Ameren Corp.	4,755	133,473
Centerpoint Energy, Inc.	8,626	151,473
CMS Energy Corp.	4,964	97,493
Consolidated Edison, Inc.	5,783	293,314
Dominion Resources, Inc.	11,712	523,526
DTE Energy Co.	3,357	164,359
Integrys Energy Group, Inc.	1,595	80,563
NiSource, Inc.	5,527	106,008
PG&E Corp.	7,766	343,102
Public Service Enterprise Group, Inc.	10,056	316,864
SCANA Corp.	2,240	88,189
Sempra Energy	4,779	255,676
TECO Energy, Inc.	4,265	80,011
Wisconsin Energy Corp.	4,648	141,764
Xcel Energy, Inc.	9,630	230,061
		3,005,876

Office Electronics - 0.1%
Xerox Corp.	27,487	292,737

Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	9,835	805,683
Apache Corp.	7,589	993,552
Cabot Oil & Gas Corp.	2,153	114,044
Chesapeake Energy Corp.	13,011	436,129
Chevron Corp.	40,059	4,303,538
ConocoPhillips	28,496	2,275,691
Consol Energy, Inc.	4,488	240,691
Denbury Resources, Inc.*	7,944	193,834
Devon Energy Corp.	8,511	781,055
El Paso Corp.	13,992	251,856
EOG Resources, Inc.	5,338	632,606
EQT Corp.	2,966	148,003
Exxon Mobil Corp.	98,835	8,314,989
Hess Corp.	5,960	507,852
Marathon Oil Corp.	14,104	751,884
Massey Energy Co.	2,030	138,771
Murphy Oil Corp.	3,813	279,950
Newfield Exploration Co.*	2,665	202,567
Noble Energy, Inc.	3,474	335,762
Occidental Petroleum Corp.	16,145	1,686,991
Peabody Energy Corp.	5,350	384,986
Pioneer Natural Resources Co.	2,306	235,028
QEP Resources, Inc.	3,484	141,241
Range Resources Corp.	3,181	185,961
Southwestern Energy Co.*	6,879	295,591
Spectra Energy Corp.	12,879	350,051
Sunoco, Inc.	2,397	109,279
Tesoro Corp.*	2,957	79,336
Valero Energy Corp.	11,257	335,684
Williams Co.'s, Inc.	11,620	362,312
		25,874,917

Paper & Forest Products - 0.1%
International Paper Co.	8,686	262,144
MeadWestvaco Corp.	3,395	102,970
		365,114

Personal Products - 0.2%
Avon Products, Inc.	8,528	230,597
Estee Lauder Co.'s, Inc.	2,269	218,641
		449,238

Pharmaceuticals - 5.2%
Abbott Laboratories, Inc.	30,876	1,514,468
Allergan, Inc.	6,113	434,145
Bristol-Myers Squibb Co.	34,081	900,761
Eli Lilly & Co.	20,174	709,520
Forest Laboratories, Inc.*	5,674	183,270
Hospira, Inc.*	3,326	183,595
Johnson & Johnson	54,518	3,230,191
Merck & Co., Inc.	61,511	2,030,478
Mylan, Inc.*	8,679	196,753
Pfizer, Inc.	159,849	3,246,533
Watson Pharmaceuticals, Inc.*	2,483	139,073
		12,768,787

Professional Services - 0.1%
Dun & Bradstreet Corp.	995	79,839
Equifax, Inc.	2,485	96,542
Robert Half International, Inc.	2,935	89,811
		266,192

Real Estate Investment Trusts - 1.5%
Apartment Investment & Management Co.	2,364	60,211
AvalonBay Communities, Inc.	1,692	203,175
Boston Properties, Inc.	2,769	262,640
Equity Residential	5,865	330,845
HCP, Inc.	7,966	302,230
Health Care REIT, Inc.	3,514	184,274
Host Hotels & Resorts, Inc.	13,575	239,056
Kimco Realty Corp.	8,066	147,930
Plum Creek Timber Co., Inc.	3,213	140,119
ProLogis	11,066	176,835
Public Storage	2,773	307,553
Simon Property Group, Inc.	5,925	634,923
Ventas, Inc.	3,122	169,525
Vornado Realty Trust	3,225	282,187
Weyerhaeuser Co.	10,646	261,892
		3,703,395

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc.*	5,844	156,035

Road & Rail - 0.9%
CSX Corp.	7,382	580,225
Norfolk Southern Corp.	7,098	491,679
Ryder System, Inc.	1,042	52,725
Union Pacific Corp.	9,787	962,356
		2,086,985

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc.*	11,262	96,853
Altera Corp.	6,384	281,024
Analog Devices, Inc.	5,925	233,327
Applied Materials, Inc.	26,553	414,758
Broadcom Corp.*	9,488	373,637
First Solar, Inc.*	1,072	172,420
Intel Corp.	109,387	2,206,336
KLA-Tencor Corp.	3,335	157,979
Linear Technology Corp.	4,461	150,023
LSI Corp.*	12,756	86,741
MEMC Electronic Materials, Inc.*	4,520	58,579
Microchip Technology, Inc.	3,697	140,523
Micron Technology, Inc.*	16,992	194,728
National Semiconductor Corp.	4,761	68,273
Novellus Systems, Inc.*	1,827	67,837
NVIDIA Corp.*	11,408	210,592
Teradyne, Inc.*	3,535	62,958
Texas Instruments, Inc.	23,373	807,771
Xilinx, Inc.	5,143	168,690
		5,953,049

Software - 3.6%
Adobe Systems, Inc.*	10,127	335,811
Autodesk, Inc.*	4,518	199,289
BMC Software, Inc.*	3,550	176,577
CA, Inc.	7,695	186,065
Citrix Systems, Inc.*	3,716	272,977
Compuware Corp.*	4,553	52,587
Electronic Arts, Inc.*	6,563	128,175
Intuit, Inc.*	5,428	288,227
Microsoft Corp.	147,379	3,737,532
Novell, Inc.*	7,081	41,990
Oracle Corp.	77,618	2,590,113
Red Hat, Inc.*	3,761	170,712
Salesforce.com, Inc.*	2,326	310,707
Symantec Corp.*	15,679	290,689
		8,781,451

Specialty Retail - 1.9%
Abercrombie & Fitch Co.	1,755	103,018
AutoNation, Inc.*	1,329	47,007
AutoZone, Inc.*	542	148,269
Bed Bath & Beyond, Inc.*	5,244	253,128
Best Buy Co., Inc.	6,573	188,777
CarMax, Inc.*	4,447	142,749
GameStop Corp.*	3,166	71,298
Home Depot, Inc.	32,622	1,208,971
Limited Brands, Inc.	5,261	172,982
Lowe's Co.'s, Inc.	27,470	726,032
O'Reilly Automotive, Inc.*	2,758	158,475
RadioShack Corp.	2,369	35,559
Ross Stores, Inc.	2,391	170,048
Staples, Inc.	14,511	281,804
The Gap, Inc.	8,737	197,980
Tiffany & Co.	2,511	154,276
TJX Co.'s, Inc.	7,965	396,099
Urban Outfitters, Inc.*	2,560	76,365
		4,532,837

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	5,911	307,608
Nike, Inc., Class B	7,678	581,225
Polo Ralph Lauren Corp.	1,296	160,250
VF Corp.	1,718	169,275
		1,218,358

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	10,462	101,272
People's United Financial, Inc.	7,377	92,803
		194,075

Tobacco - 1.6%
Altria Group, Inc.	41,417	1,078,085
Lorillard, Inc.	2,901	275,624
Philip Morris International, Inc.	35,820	2,350,867
Reynolds American, Inc.	6,719	238,726
		3,943,302

Trading Companies & Distributors - 0.1%
Fastenal Co.	2,931	190,017
W.W. Grainger, Inc.	1,185	163,151
		353,168

Wireless Telecommunication Services - 0.3%
American Tower Corp.*	7,973	413,161
MetroPCS Communications, Inc.*	5,205	84,529
Sprint Nextel Corp.*	59,163	274,516
		772,206

Total Equity Securities (Cost $197,623,305)		240,792,069

EXCHANGE TRADED FUNDS - 0.3%
SPDR Trust Series 1	5,900	781,809

Total Exchange Traded Funds (Cost $679,345)		781,809

U.S. TREASURY - 0.2%	PRINCIPAL AMOUNT
United States Treasury Bills, 9/22/11^	$500,000	499,646

Total U.S. Treasury (Cost $499,646)		499,646

TOTAL INVESTMENTS (Cost $198,802,296) - 99.4%		242,073,524
Other assets and liabilities, net - 0.6%		1,551,856
NET ASSETS - 100%		$243,625,380

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
S&P 500 Index^	6	6/11	$1,981,500	$45,552
E-Mini S&P 500 Index^	6	6/11	396,300	8,909
Total Purchased				$54,461

^ Futures collateralized by 500,000 units of U.S. Treasury Bills.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 97.1%	SHARES	VALUE
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.	5,182	$366,212
BE Aerospace, Inc.*	15,738	559,171
Huntington Ingalls Industries, Inc.*	7,630	316,645
		1,242,028

Airlines - 0.4%
Airtran Holdings, Inc.*	20,826	155,154
Alaska Air Group, Inc.*	5,537	351,156
JetBlue Airways Corp.*	30,811	193,185
		699,495

Auto Components - 1.1%
BorgWarner, Inc.*	17,267	1,376,007
Gentex Corp.	21,843	660,751
		2,036,758

Automobiles - 0.1%
Thor Industries, Inc.	6,445	215,070
TravelCenters of America LLC (b)*	60,000	9
		215,079

Beverages - 0.3%
Hansen Natural Corp.*	10,752	647,593

Biotechnology - 1.1%
United Therapeutics Corp.*	7,795	522,421
Vertex Pharmaceuticals, Inc.*	31,621	1,515,594
		2,038,015

Building Products - 0.2%
Lennox International, Inc.	6,994	367,744

Capital Markets - 2.2%
Affiliated Managers Group, Inc.*	8,026	877,804
Apollo Investment Corp.	29,847	359,955
Eaton Vance Corp.	18,414	593,667
Greenhill & Co., Inc.	3,877	255,068
Jefferies Group, Inc.	19,770	493,064
Raymond James Financial, Inc.	15,554	594,785
SEI Investments Co.	22,487	536,989
Waddell & Reed Financial, Inc.	13,288	539,626
		4,250,958

Chemicals - 3.4%
Albemarle Corp.	14,250	851,723
Ashland, Inc.	12,271	708,773
Cabot Corp.	10,065	465,909
Cytec Industries, Inc.	7,685	417,833
Intrepid Potash, Inc.*	6,777	235,975
Lubrizol Corp.	9,902	1,326,472
Minerals Technologies, Inc.	2,806	192,267
NewMarket Corp.	1,519	240,336
Olin Corp.	12,143	278,318
RPM International, Inc.	19,961	473,675
Scotts Miracle-Gro Co.	7,151	413,685
Sensient Technologies Corp.	7,624	273,244
Valspar Corp.	14,824	579,618
		6,457,828

Commercial Banks - 3.3%
Associated Banc-Corp.	26,625	395,381
BancorpSouth, Inc.	11,311	174,755
Bank of Hawaii Corp.	7,397	353,724
Cathay General Bancorp	12,089	206,117
City National Corp.	7,218	411,787
Commerce Bancshares, Inc.	12,068	488,030
Cullen/Frost Bankers, Inc.	9,483	559,687
East West Bancorp, Inc.	23,032	505,783
FirstMerit Corp.	16,593	283,077
Fulton Financial Corp.	30,547	339,377
International Bancshares Corp.	8,097	148,499
PacWest Bancorp	4,810	104,617
Prosperity Bancshares, Inc.	7,178	307,003
SVB Financial Group*	6,427	365,889
Synovus Financial Corp.	120,575	289,380
TCF Financial Corp.	24,081	381,925
Trustmark Corp.	8,752	204,972
Valley National Bancorp	24,784	345,985
Webster Financial Corp.	11,371	243,680
Westamerica Bancorporation	4,515	231,936
		6,341,604

Commercial Services & Supplies - 1.5%
Brink's Co.	7,171	237,432
Clean Harbors, Inc.*	3,520	347,283
Copart, Inc.*	9,264	401,409
Corrections Corp. of America*	16,898	412,311
Deluxe Corp.	7,906	209,825
Herman Miller, Inc.	8,770	241,087
HNI Corp.	6,972	220,037
Mine Safety Appliances Co.	4,716	172,936
Rollins, Inc.	9,723	197,377
Waste Connections, Inc.	17,733	510,533
		2,950,230

Communications Equipment - 1.4%
Adtran, Inc.	9,818	416,872
Ciena Corp.*	14,665	380,703
Plantronics, Inc.	7,550	276,481
Polycom, Inc.*	13,546	702,360
Riverbed Technology, Inc.*	23,313	877,735
		2,654,151

Computers & Peripherals - 0.6%
Diebold, Inc.	10,154	360,061
NCR Corp.*	24,682	465,009
QLogic Corp.*	16,500	306,075
		1,131,145

Construction & Engineering - 1.4%
AECOM Technology Corp.*	18,447	511,535
Granite Construction, Inc.	5,310	149,211
KBR, Inc.	23,496	887,444
Shaw Group, Inc.*	13,222	468,191
URS Corp.*	12,460	573,783
		2,590,164

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	7,085	635,312

Containers & Packaging - 1.5%
AptarGroup, Inc.	10,318	517,241
Greif, Inc.	4,757	311,155
Packaging Corp. of America	15,884	458,889
Rock-Tenn Co.	5,996	415,823
Silgan Holdings, Inc.	7,559	288,300
Sonoco Products Co.	15,497	561,456
Temple-Inland, Inc.	16,564	387,598
		2,940,462

Distributors - 0.3%
LKQ Corp.*	22,475	541,648

Diversified Consumer Services - 1.1%
Career Education Corp.*	9,683	219,998
ITT Educational Services, Inc.*	3,585	258,658
Matthews International Corp.	4,546	175,248
Regis Corp.	8,803	156,165
Service Corp. International	37,750	417,515
Sotheby's	10,321	542,885
Strayer Education, Inc.	2,051	267,635
		2,038,104

Diversified Financial Services - 0.4%
MSCI, Inc.*	18,484	680,581

Diversified Telecommunication Services - 0.2%
tw telecom, Inc.*	23,358	448,474

Electric Utilities - 1.6%
Cleco Corp.	9,344	320,406
DPL, Inc.	18,314	501,987
Great Plains Energy, Inc.	20,870	417,817
Hawaiian Electric Industries, Inc.	14,346	355,781
IDACORP, Inc.	7,643	291,198
NV Energy, Inc.	36,174	538,631
PNM Resources, Inc.	13,056	194,795
Westar Energy, Inc.	17,335	457,991
		3,078,606

Electrical Equipment - 1.8%
Acuity Brands, Inc.	6,700	391,883
AMETEK, Inc.	24,907	1,092,670
Hubbell, Inc., Class B	9,362	664,983
Regal-Beloit Corp.	5,928	437,664
Thomas & Betts Corp.*	7,994	475,403
Woodward, Inc.	9,224	318,782
		3,381,385

Electronic Equipment & Instruments - 2.4%
Arrow Electronics, Inc.*	17,742	743,035
Avnet, Inc.*	23,648	806,160
Ingram Micro, Inc.*	24,618	517,717
Itron, Inc.*	6,205	350,210
National Instruments Corp.	13,760	450,915
Tech Data Corp.*	7,158	364,056
Trimble Navigation Ltd.*	18,874	953,892
Vishay Intertechnology, Inc.*	25,238	447,722
		4,633,707

Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc.*	8,730	405,334
Dril-Quip, Inc.*	5,260	415,698
Exterran Holdings, Inc.*	9,721	230,679
Helix Energy Solutions Group, Inc.*	16,128	277,402
Oceaneering International, Inc.*	8,421	753,258
Patterson-UTI Energy, Inc.	23,690	696,249
Pride International, Inc.*	27,346	1,174,511
Superior Energy Services, Inc.*	12,099	496,059
Tidewater, Inc.	7,862	470,541
Unit Corp.*	6,073	376,222
		5,295,953

Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc.*	8,497	414,823
Ruddick Corp.	6,501	250,874
		665,697

Food Products - 1.9%
Corn Products International, Inc.	11,767	609,766
Flowers Foods, Inc.	11,668	317,720
Green Mountain Coffee Roasters, Inc.*	18,039	1,165,500
Lancaster Colony Corp.	2,905	176,043
Ralcorp Holdings, Inc.*	8,452	578,370
Smithfield Foods, Inc.*	25,835	621,590
Tootsie Roll Industries, Inc.	3,857	109,394
		3,578,383

Gas Utilities - 2.1%
AGL Resources, Inc.	11,987	477,562
Atmos Energy Corp.	14,071	479,821
Energen Corp.	11,068	698,612
National Fuel Gas Co.	12,791	946,534
Questar Corp.	27,310	476,560
UGI Corp.	17,191	565,584
WGL Holdings, Inc.	7,798	304,122
		3,948,795

Health Care Equipment & Supplies - 3.4%
Beckman Coulter, Inc.	10,776	895,162
Cooper Co.'s, Inc.	7,350	510,457
Gen-Probe, Inc.*	7,445	493,976
Hill-Rom Holdings, Inc.	9,718	369,090
Hologic, Inc.*	40,444	897,857
IDEXX Laboratories, Inc.*	8,877	685,482
Immucor, Inc.*	10,703	211,705
Kinetic Concepts, Inc.*	9,604	522,650
Masimo Corp.	8,997	297,801
ResMed, Inc.*	23,528	705,840
STERIS Corp.	9,125	315,177
Teleflex, Inc.	6,146	356,345
Thoratec Corp.*	9,099	235,937
		6,497,479

Health Care Providers & Services - 3.2%
Community Health Systems, Inc.*	14,438	577,376
Health Management Associates, Inc.*	38,545	420,142
Health Net, Inc.*	14,420	471,534
Henry Schein, Inc.*	14,201	996,484
Kindred Healthcare, Inc.*	5,848	139,650
LifePoint Hospitals, Inc.*	7,957	319,712
Lincare Holdings, Inc.	15,002	444,959
Mednax, Inc.*	7,421	494,313
Omnicare, Inc.	18,073	542,009
Owens & Minor, Inc.	9,715	315,543
Universal Health Services, Inc., Class B	15,136	747,870
VCA Antech, Inc.*	13,236	333,282
WellCare Health Plans, Inc.*	6,500	272,675
		6,075,549

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	29,279	614,566

Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc.*	8,250	312,263
Bob Evans Farms, Inc.	4,587	149,536
Boyd Gaming Corp.*	8,524	79,870
Brinker International, Inc.	13,795	349,013
Cheesecake Factory, Inc.*	9,099	273,789
Chipotle Mexican Grill, Inc.*	4,816	1,311,734
International Speedway Corp.	4,598	137,020
Life Time Fitness, Inc.*	6,429	239,866
Panera Bread Co.*	4,861	617,347
Scientific Games Corp.*	10,046	87,802
Wendy's/Arby's Group, Inc.	49,261	247,783
WMS Industries, Inc.*	8,886	314,120
		4,120,143

Household Durables - 1.4%
American Greetings Corp.	6,107	144,125
KB Home	11,146	138,656
MDC Holdings, Inc.	5,629	142,695
Mohawk Industries, Inc.*	8,658	529,437
NVR, Inc.*	910	687,960
Ryland Group, Inc.	6,773	107,691
Toll Brothers, Inc.*	22,458	443,995
Tupperware Brands Corp.	9,728	580,859
		2,775,418

Household Products - 0.9%
Church & Dwight Co., Inc.	11,070	878,294
Energizer Holdings, Inc.*	10,984	781,621
		1,659,915

Industrial Conglomerates - 0.2%
Carlisle Co.'s, Inc.	9,371	417,478

Insurance - 3.9%
American Financial Group, Inc.	11,843	414,742
Arthur J. Gallagher & Co.	16,778	510,219
Aspen Insurance Holdings Ltd.	10,994	302,995
Brown & Brown, Inc.	18,203	469,637
Everest Re Group Ltd.	8,412	741,770
Fidelity National Financial, Inc.	34,839	492,275
First American Financial Corp.	15,935	262,928
Hanover Insurance Group, Inc.	6,905	312,451
HCC Insurance Holdings, Inc.	17,707	554,406
Mercury General Corp.	5,447	213,141
Old Republic International Corp.	39,962	507,118
Protective Life Corp.	13,180	349,929
Reinsurance Group of America, Inc.	12,187	765,100
StanCorp Financial Group, Inc.	7,147	329,620
Transatlantic Holdings, Inc.	9,750	474,533
Unitrin, Inc.	7,672	236,911
WR Berkley Corp.	17,873	575,689
		7,513,464

Internet Software & Services - 1.1%
AOL, Inc.*	16,432	320,917
Digital River, Inc.*	6,101	228,360
Equinix, Inc.*	7,158	652,094
Rackspace Hosting, Inc.*	15,205	651,534
ValueClick, Inc.*	12,711	183,801
		2,036,706

IT Services - 2.5%
Acxiom Corp.*	12,269	176,060
Alliance Data Systems Corp.*	7,901	678,617
Broadridge Financial Solutions, Inc.	19,529	443,113
Convergys Corp.*	18,977	272,510
CoreLogic, Inc.*	16,025	296,462
DST Systems, Inc.	5,505	290,774
Gartner, Inc.*	13,268	552,878
Global Payments, Inc.	12,399	606,559
Jack Henry & Associates, Inc.	13,138	445,247
Lender Processing Services, Inc.	13,732	442,033
Mantech International Corp.*	3,454	146,450
NeuStar, Inc.*	11,544	295,295
SRA International, Inc.*	6,610	187,460
		4,833,458

Leisure Equipment & Products - 0.3%
Eastman Kodak Co.*	41,842	135,150
Polaris Industries, Inc.	5,274	458,943
		594,093

Life Sciences - Tools & Services - 1.6%
Bio-Rad Laboratories, Inc.*	2,975	357,416
Charles River Laboratories International, Inc.*	8,892	341,275
Covance, Inc.*	9,358	512,070
Mettler-Toledo International, Inc.*	4,995	859,140
Pharmaceutical Product Development, Inc.	17,802	493,293
Techne Corp.	5,741	411,056
		2,974,250

Machinery - 5.7%
AGCO Corp.*	14,480	795,966
Bucyrus International, Inc.	12,607	1,152,910
Crane Co.	7,112	344,434
Donaldson Co., Inc.	11,905	729,658
Gardner Denver, Inc.	8,167	637,271
Graco, Inc.	9,331	424,467
Harsco Corp.	12,397	437,490
IDEX Corp.	12,743	556,232
Kennametal, Inc.	12,775	498,225
Lincoln Electric Holdings, Inc.	6,557	497,807
Nordson Corp.	5,254	604,525
Oshkosh Corp.*	14,117	499,460
Pentair, Inc.	15,190	574,030
SPX Corp.	7,812	620,195
Terex Corp.*	16,737	619,939
Timken Co.	12,541	655,894
Trinity Industries, Inc.	12,205	447,557
Valmont Industries, Inc.	3,263	340,559
Wabtec Corp.	7,387	501,060
		10,937,679

Marine - 0.4%
Alexander & Baldwin, Inc.	6,298	287,504
Kirby Corp.*	8,320	476,653
		764,157

Media - 0.8%
DreamWorks Animation SKG, Inc.*	10,953	305,917
Harte-Hanks, Inc.	5,900	70,210
John Wiley & Sons, Inc.	7,070	359,439
Lamar Advertising Co.*	8,751	323,262
Meredith Corp.	5,700	193,344
New York Times Co.*	18,392	174,172
Scholastic Corp.	3,647	98,615
		1,524,959

Metals & Mining - 1.3%
Carpenter Technology Corp.	6,771	289,189
Commercial Metals Co.	17,582	303,641
Compass Minerals International, Inc.	5,030	470,456
Reliance Steel & Aluminum Co.	11,610	670,826
Steel Dynamics, Inc.	33,777	633,994
Worthington Industries, Inc.	8,766	183,385
		2,551,491

Multiline Retail - 0.8%
99¢ Only Stores*	6,990	137,004
Dollar Tree, Inc.*	19,418	1,078,088
Saks, Inc.*	24,778	280,239
		1,495,331

Multi-Utilities - 1.8%
Alliant Energy Corp.	17,251	671,582
Black Hills Corp.	5,996	200,506
MDU Resources Group, Inc.	28,967	665,372
NSTAR	16,120	745,872
OGE Energy Corp.	15,169	766,945
Vectren Corp.	12,501	340,027
		3,390,304

Office Electronics - 0.2%
Zebra Technologies Corp.*	8,768	344,056

Oil, Gas & Consumable Fuels - 3.7%
Arch Coal, Inc.	25,285	911,271
Bill Barrett Corp.*	7,222	288,230
Cimarex Energy Co.	13,181	1,518,979
Comstock Resources, Inc.*	7,274	225,058
Forest Oil Corp.*	17,645	667,510
Frontier Oil Corp.	16,290	477,623
Northern Oil And Gas, Inc.*	8,140	217,338
Overseas Shipholding Group, Inc.	4,095	131,613
Patriot Coal Corp.*	14,145	365,365
Plains Exploration & Production Co.*	21,572	781,554
Quicksilver Resources, Inc.*	18,353	262,631
SM Energy Co.	9,813	728,027
Southern Union Co.	19,166	548,531
		7,123,730

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	20,535	215,617

Personal Products - 0.3%
Alberto-Culver Co.	13,195	491,778

Pharmaceuticals - 1.0%
Endo Pharmaceuticals Holdings, Inc.*	17,988	686,422
Medicis Pharmaceutical Corp.	9,203	294,864
Perrigo Co.	12,918	1,027,240
		2,008,526

Professional Services - 1.0%
Corporate Executive Board Co.	5,338	215,495
FTI Consulting, Inc.*	7,232	277,202
Korn/Ferry International*	7,203	160,411
Manpower, Inc.	12,607	792,728
Towers Watson & Co.	6,923	383,950
		1,829,786

Real Estate Investment Trusts - 7.6%
Alexandria Real Estate Equities, Inc.	8,612	671,478
AMB Property Corp.	26,204	942,558
BRE Properties, Inc.	9,974	470,573
Camden Property Trust	10,687	607,235
Corporate Office Properties Trust	10,410	376,217
Cousins Properties, Inc.	15,567	129,985
Duke Realty Corp.	39,235	549,682
Equity One, Inc.	7,408	139,048
Essex Property Trust, Inc.	4,970	616,280
Federal Realty Investment Trust	9,574	780,855
Highwoods Properties, Inc.	11,023	385,915
Hospitality Properties Trust	18,999	439,827
Liberty Property Trust	17,773	584,732
Macerich Co.	20,248	1,002,884
Mack-Cali Realty Corp.	13,209	447,785
Nationwide Health Properties, Inc.	19,647	835,587
Omega Healthcare Investors, Inc.	15,327	342,405
Potlatch Corp.	6,152	247,310
Rayonier, Inc.	12,537	781,181
Realty Income Corp.	19,323	675,339
Regency Centers Corp.	12,594	547,587
Senior Housing Properties Trust	21,915	504,922
SL Green Realty Corp.	12,179	915,861
Taubman Centers, Inc.	8,580	459,716
UDR, Inc.	28,344	690,743
Weingarten Realty Investors	18,739	469,599
		14,615,304

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	6,637	661,974

Road & Rail - 1.2%
Con-way, Inc.	8,522	334,829
JB Hunt Transport Services, Inc.	13,501	613,215
Kansas City Southern*	15,968	869,458
Landstar System, Inc.	7,397	337,895
Werner Enterprises, Inc.	6,776	179,361
		2,334,758

Semiconductors & Semiconductor Equipment - 3.5%
Atmel Corp.*	70,935	966,844
Cree, Inc.*	16,878	779,088
Cypress Semiconductor Corp.*	26,827	519,907
Fairchild Semiconductor International, Inc.*	19,340	351,988
Integrated Device Technology, Inc.*	24,253	178,745
International Rectifier Corp.*	10,572	349,510
Intersil Corp.	19,046	237,123
Lam Research Corp.*	19,138	1,084,359
RF Micro Devices, Inc.*	42,770	274,156
Semtech Corp.*	9,499	237,665
Silicon Laboratories, Inc.*	6,826	294,951
Skyworks Solutions, Inc.*	28,523	924,716
Varian Semiconductor Equipment Associates, Inc.*	11,750	571,873
		6,770,925

Software - 4.2%
ACI Worldwide, Inc.*	5,262	172,594
Advent Software, Inc.*	4,810	137,903
ANSYS, Inc.*	14,161	767,385
Cadence Design Systems, Inc.*	41,583	405,434
Concur Technologies, Inc.*	7,095	393,418
FactSet Research Systems, Inc.	7,215	755,627
Fair Isaac Corp.	6,381	201,703
Informatica Corp.*	14,604	762,767
Mentor Graphics Corp.*	17,067	249,690
MICROS Systems, Inc.*	12,540	619,852
Parametric Technology Corp.*	18,341	412,489
Quest Software, Inc.*	9,805	248,949
Rovi Corp.*	17,447	936,032
Solera Holdings, Inc.	10,932	558,625
Synopsys, Inc.*	23,119	639,240
TIBCO Software, Inc.*	25,574	696,891
		7,958,599

Specialty Retail - 3.8%
Aaron's, Inc.	11,151	282,789
Advance Auto Parts, Inc.	12,372	811,851
Aeropostale, Inc.*	13,594	330,606
American Eagle Outfitters, Inc.	30,087	478,082
ANN, Inc.*	8,380	243,942
Ascena Retail Group, Inc.*	10,572	342,639
Barnes & Noble, Inc.	5,717	52,539
Chico's FAS, Inc.	27,517	410,003
Collective Brands, Inc.*	9,990	215,584
Dick's Sporting Goods, Inc.*	13,793	551,444
Foot Locker, Inc.	24,112	475,489
Guess?, Inc.	9,838	387,125
Office Depot, Inc.*	43,117	199,632
PetSmart, Inc.	18,197	745,167
Rent-A-Center, Inc.	9,816	342,677
Tractor Supply Co.	11,347	679,231
Williams-Sonoma, Inc.	16,243	657,842
		7,206,642

Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp.*	5,998	516,728
Fossil, Inc.*	7,800	730,470
Hanesbrands, Inc.*	14,719	398,002
Phillips-Van Heusen Corp.	10,329	671,695
Timberland Co.*	5,933	244,973
Under Armour, Inc.*	5,372	365,565
Warnaco Group, Inc.*	6,754	386,261
		3,313,694

Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	12,609	181,191
First Niagara Financial Group, Inc.	32,184	437,059
New York Community Bancorp, Inc.	67,790	1,170,055
NewAlliance Bancshares, Inc.	16,352	242,664
Washington Federal, Inc.	17,318	300,294
		2,331,263

Tobacco - 0.1%
Universal Corp.	3,674	159,966

Trading Companies & Distributors - 0.7%
GATX Corp.	7,127	275,530
MSC Industrial Direct Co.	6,935	474,839
United Rentals, Inc.*	9,300	309,504
Watsco, Inc.	4,280	298,359
		1,358,232

Water Utilities - 0.3%
Aqua America, Inc.	21,404	489,938

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	14,143	476,619

Total Equity Securities (Cost $144,088,392)		185,957,746

EXCHANGE TRADED FUNDS - 1.7%
SPDR S&P MidCap 400 Trust	18,700	3,357,585

Total Exchange Traded Funds (Cost $2,572,485)		3,357,585

U.S. TREASURY - 0.2%	PRINCIPAL AMOUNT
United States Treasury Bills, 9/22/11 ^	$300,000	299,788

Total U.S. Treasury (Cost $299,787)		299,788

TOTAL INVESTMENTS (Cost $146,960,664) - 99.0%		189,615,119
Other assets and liabilities, net - 1.0%		1,916,596
NET ASSETS - 100%		$191,531,715

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	24	6/11	$2,369,520	$46,221

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by 300,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:

LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 97.5%	SHARES	VALUE
Aerospace & Defense - 1.8%
AAR Corp.*	4,051	$112,294
Aerovironment, Inc.*	1,717	60,043
American Science & Engineering, Inc.	934	86,264
Applied Energetics, Inc.*	7,194	4,748
Astronics Corp.*	970	24,415
Ceradyne, Inc.*	2,640	119,011
Cubic Corp.	1,634	93,955
Curtiss-Wright Corp.	4,761	167,302
DigitalGlobe, Inc.*	2,863	80,250
Ducommun, Inc.	1,087	25,979
Esterline Technologies Corp.*	3,096	218,949
GenCorp, Inc.*	6,073	36,317
GeoEye, Inc.*	2,291	95,260
Global Defense Technology & Systems, Inc.*	320	7,750
HEICO Corp.	3,046	190,436
Herley Industries, Inc.*	1,409	26,771
Hexcel Corp.*	10,074	198,357
Keyw Holding Corp.*	1,077	13,226
Kratos Defense & Security Solutions, Inc.*	2,371	33,763
Ladish Co., Inc.*	1,630	89,081
LMI Aerospace, Inc.*	916	18,512
Moog, Inc.*	4,710	216,236
National Presto Industries, Inc.	497	56,002
Orbital Sciences Corp.*	5,982	113,179
Taser International, Inc.*	5,806	23,630
Teledyne Technologies, Inc.*	3,761	194,481
Triumph Group, Inc.	1,732	153,195
		2,459,406

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	5,621	47,497
Atlas Air Worldwide Holdings, Inc.*	2,681	186,919
Forward Air Corp.	3,008	92,135
HUB Group, Inc.*	3,878	140,345
Pacer International, Inc.*	3,629	19,089
Park-Ohio Holdings Corp.*	726	14,999
		500,984

Airlines - 0.7%
Airtran Holdings, Inc.*	14,043	104,620
Alaska Air Group, Inc.*	3,713	235,479
Allegiant Travel Co.	1,577	69,088
Hawaiian Holdings, Inc.*	5,374	32,298
JetBlue Airways Corp.*	25,331	158,825
Pinnacle Airlines Corp.*	1,723	9,907
Republic Airways Holdings, Inc.*	4,602	29,591
Skywest, Inc.	5,807	98,255
US Airways Group, Inc.*	16,745	145,849
		883,912

Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.*	6,230	78,436
Amerigon, Inc.*	2,243	34,251
Cooper Tire & Rubber Co.	6,357	163,693
Dana Holding Corp.*	14,533	252,729
Dorman Products, Inc.*	1,175	49,456
Drew Industries, Inc.	1,976	44,124
Exide Technologies*	7,847	87,729
Fuel Systems Solutions, Inc.*	1,481	44,697
Modine Manufacturing Co.*	4,803	77,520
Shiloh Industries, Inc.	483	5,641
Spartan Motors, Inc.	3,414	23,420
Standard Motor Products, Inc.	1,820	25,171
Stoneridge, Inc.*	1,588	23,217
Superior Industries International, Inc.	2,400	61,536
Tenneco, Inc.*	6,201	263,232
Tower International, Inc.*	681	11,529
		1,246,381

Automobiles - 0.0%
Winnebago Industries, Inc.*	3,020	40,377

Beverages - 0.2%
Boston Beer Co., Inc.*	897	83,080
Coca Cola Bottling Co. Consolidated	436	29,142
Heckmann Corp.*	9,213	60,345
MGP Ingredients, Inc.	1,018	8,877
National Beverage Corp.	1,154	15,845
Primo Water Corp.*	983	12,042
		209,331

Biotechnology - 3.2%
Acorda Therapeutics, Inc.*	4,020	93,264
Affymax, Inc.*	2,134	12,527
Alkermes, Inc.*	9,850	127,559
Allos Therapeutics, Inc.*	8,161	25,870
Alnylam Pharmaceuticals, Inc.*	3,781	36,184
AMAG Pharmaceuticals, Inc.*	2,181	36,423
Anacor Pharmaceuticals, Inc.*	1,231	8,519
Anthera Pharmaceuticals, Inc.*	532	3,596
Ardea Biosciences, Inc.*	1,391	39,908
Arena Pharmaceuticals, Inc.*	11,560	16,068
Ariad Pharmaceuticals, Inc.*	13,120	98,662
Arqule, Inc.*	4,310	30,860
Array Biopharma, Inc.*	5,513	16,870
AspenBio Pharma, Inc.*	3,313	2,816
AVEO Pharmaceuticals, Inc.*	860	11,515
AVI BioPharma, Inc.*	10,243	19,154
BioCryst Pharmaceuticals, Inc.*	2,679	10,153
BioMimetic Therapeutics, Inc.*	1,488	19,508
Biosante Pharmaceuticals, Inc.*	5,908	11,698
Biospecifics Technologies Corp.*	285	7,269
Biotime, Inc.*	1,975	14,714
Celera Corp.*	8,512	69,032
Celldex Therapeutics, Inc.*	2,949	11,855
Cepheid, Inc.*	6,168	172,827
Chelsea Therapeutics International Ltd.*	4,238	16,528
Clinical Data, Inc.*	1,024	31,027
Codexis, Inc.*	1,105	13,105
Cubist Pharmaceuticals, Inc.*	6,063	153,030
Curis, Inc.*	7,891	25,646
Cytokinetics, Inc.*	4,820	7,182
Cytori Therapeutics, Inc.*	4,706	36,848
CytRx Corp.*	10,126	8,912
Dyax Corp.*	9,064	14,593
Dynavax Technologies Corp.*	9,092	25,094
Emergent Biosolutions, Inc.*	1,965	47,474
Enzon Pharmaceuticals, Inc.*	5,142	56,048
Exact Sciences Corp.*	4,370	32,163
Exelixis, Inc.*	12,973	146,595
Genomic Health, Inc.*	1,298	31,931
Geron Corp.*	12,593	63,595
Halozyme Therapeutics, Inc.*	7,451	49,996
Idenix Pharmaceuticals, Inc.*	3,312	10,996
Immunogen, Inc.*	7,035	63,807
Immunomedics, Inc.*	6,814	26,029
Incyte Corp.*	9,130	144,712
Infinity Pharmaceuticals, Inc.*	1,415	8,320
Inhibitex, Inc.*	4,564	16,522
Inovio Pharmaceuticals, Inc.*	7,441	8,185
InterMune, Inc.*	4,939	233,071
Ironwood Pharmaceuticals, Inc.*	1,791	25,074
Isis Pharmaceuticals, Inc.*	9,773	88,348
Keryx Biopharmaceuticals, Inc.*	4,735	23,675
Lexicon Pharmaceuticals, Inc.*	18,346	30,821
Ligand Pharmaceuticals, Inc., Class B*	2,034	20,340
MannKind Corp.*	6,396	23,345
Maxygen, Inc.	2,883	14,992
Medivation, Inc.*	3,530	65,799
Metabolix, Inc.*	2,775	29,165
Micromet, Inc.*	9,399	52,728
Momenta Pharmaceuticals, Inc.*	4,571	72,450
Nabi Biopharmaceuticals*	4,647	26,999
Nanosphere, Inc.*	1,028	3,341
Neuralstem, Inc.*	3,920	7,056
Neurocrine Biosciences, Inc.*	4,548	34,519
NeurogesX, Inc.*	816	3,305
Novavax, Inc.*	7,851	20,334
NPS Pharmaceuticals, Inc.*	6,929	66,311
Nymox Pharmaceutical Corp.*	1,718	13,555
Omeros Corp.*	1,739	13,912
Onyx Pharmaceuticals, Inc.*	6,503	228,776
Opko Health, Inc.*	8,218	30,653
Orexigen Therapeutics, Inc.*	3,152	8,857
Osiris Therapeutics, Inc.*	1,745	12,669
PDL BioPharma, Inc.	14,375	83,375
Peregrine Pharmaceuticals, Inc.*	4,774	11,267
Pharmacyclics, Inc.*	4,424	26,057
Pharmasset, Inc.*	3,253	256,044
Progenics Pharmaceuticals, Inc.*	2,933	18,126
Rigel Pharmaceuticals, Inc.*	5,395	38,358
Sangamo Biosciences, Inc.*	4,682	39,001
Savient Pharmaceuticals, Inc.*	7,009	74,295
Sciclone Pharmaceuticals, Inc.*	3,868	15,627
Seattle Genetics, Inc.*	9,737	151,605
SIGA Technologies, Inc.*	3,504	42,398
Spectrum Pharmaceuticals, Inc.*	4,593	40,832
StemCells, Inc.*	12,425	11,307
SuperGen, Inc.*	4,667	14,468
Synta Pharmaceuticals Corp.*	1,334	7,017
Targacept, Inc.*	2,475	65,810
Theravance, Inc.*	6,487	157,115
Transcept Pharmaceuticals, Inc.*	497	4,070
Vanda Pharmaceuticals, Inc.*	2,587	18,859
Vical, Inc.*	7,213	21,350
Zalicus, Inc.*	6,101	14,764
ZIOPHARM Oncology, Inc.*	5,687	35,544
Zogenix, Inc.*	704	3,520
		4,236,093

Building Products - 0.6%
A.O. Smith Corp.	3,772	167,250
AAON, Inc.	1,283	42,211
Ameresco, Inc.*	926	13,094
American Woodmark Corp.	938	19,585
Ameron International Corp.	957	66,789
Apogee Enterprises, Inc.	2,915	38,449
Builders FirstSource, Inc.*	4,708	13,371
Gibraltar Industries, Inc.*	3,141	37,472
Griffon Corp.*	4,649	61,041
Insteel Industries, Inc.	1,631	23,062
NCI Building Systems, Inc.*	1,877	23,782
PGT, Inc.*	1,782	4,188
Quanex Building Products Corp.	3,930	77,146
Simpson Manufacturing Co., Inc.	4,087	120,403
Trex Co., Inc.*	1,604	52,322
Universal Forest Products, Inc.	2,010	73,667
		833,832

Capital Markets - 2.2%
American Capital Ltd.*	35,263	349,104
Apollo Investment Corp.	20,126	242,720
Arlington Asset Investment Corp.	625	19,025
Artio Global Investors, Inc.	2,882	46,573
BGC Partners, Inc.	5,291	49,153
BlackRock Kelso Capital Corp.	7,341	74,364
Calamos Asset Management, Inc.	1,999	33,163
Capital Southwest Corp.	264	24,164
Cohen & Steers, Inc.	1,812	53,780
Cowen Group, Inc.*	3,360	13,474
Diamond Hill Investment Group, Inc.	250	20,000
Duff & Phelps Corp.	2,831	45,239
E*Trade Financial Corp.*	0	6
Epoch Holding Corp.	1,224	19,315
Evercore Partners, Inc.	1,625	55,721
FBR Capital Markets Corp.*	4,878	17,463
Fifth Street Finance Corp.	6,898	92,088
Financial Engines, Inc.*	1,197	32,989
FXCM, Inc.	2,444	31,845
GAMCO Investors, Inc.	719	33,333
GFI Group, Inc.	6,892	34,598
Gladstone Capital Corp.	2,184	24,701
Gladstone Investment Corp.	2,292	17,786
Gleacher & Co., Inc.*	7,221	12,565
Golub Capital BDC, Inc.	687	10,841
Harris & Harris Group, Inc.*	3,204	17,238
Hercules Technology Growth Capital, Inc.	4,490	49,390
HFF, Inc.*	1,769	26,606
Internet Capital Group, Inc.*	3,783	53,719
Intl. FCStone, Inc.*	1,181	30,021
Investment Technology Group, Inc.*	4,524	82,292
JMP Group, Inc.	1,155	9,945
Kayne Anderson Energy Development Co.	1,060	20,734
KBW, Inc.	3,682	96,432
Knight Capital Group, Inc.*	10,471	140,311
LaBranche & Co., Inc.*	3,286	12,914
Ladenburg Thalmann Financial Services, Inc.*	8,462	9,731
Main Street Capital Corp.	1,524	28,118
MCG Capital Corp.	7,948	51,662
Medallion Financial Corp.	1,184	10,407
Medley Capital Corp.*	1,208	14,713
MF Global Holdings Ltd.*	11,860	98,201
MVC Capital, Inc.	2,522	34,602
NGP Capital Resources Co.	2,245	21,642
Oppenheimer Holdings, Inc.	932	31,231
optionsXpress Holdings, Inc.	4,385	80,289
PennantPark Investment Corp.	4,208	50,159
Penson Worldwide, Inc.*	2,122	14,239
Piper Jaffray Co.'s*	1,598	66,205
Prospect Capital Corp.	8,650	105,617
Pzena Investment Management, Inc.	491	3,466
Rodman & Renshaw Capital Group, Inc.*	1,479	3,032
Safeguard Scientifics, Inc.*	1,902	38,706
Sanders Morris Harris Group, Inc.	2,158	17,286
Solar Capital Ltd.	596	14,232
Stifel Financial Corp.*	3,542	254,280
SWS Group, Inc.	2,652	16,098
THL Credit, Inc.	836	11,428
TICC Capital Corp.	2,790	30,327
TradeStation Group, Inc.*	3,790	26,606
Triangle Capital Corp.	1,641	29,636
Virtus Investment Partners, Inc.*	434	25,571
Westwood Holdings Group, Inc.	603	24,271
		3,005,367

Chemicals - 2.5%
American Vanguard Corp.	2,111	18,323
Arch Chemicals, Inc.	2,346	97,570
Balchem Corp.	2,927	109,821
Calgon Carbon Corp.*	5,832	92,612
Ferro Corp.*	8,942	148,348
Georgia Gulf Corp.*	3,501	129,537
H.B. Fuller Co.	5,078	109,075
Hawkins, Inc.	899	36,931
Innophos Holdings, Inc.	2,223	102,503
KMG Chemicals, Inc.	568	11,167
Koppers Holdings, Inc.	2,133	91,079
Kraton Performance Polymers, Inc.*	1,042	39,857
Landec Corp.*	2,742	17,823
LSB Industries, Inc.*	1,588	62,948
Minerals Technologies, Inc.	1,951	133,683
NewMarket Corp.	982	155,372
NL Industries, Inc.	532	7,900
Olin Corp.	8,188	187,669
OM Group, Inc.*	3,204	117,074
Omnova Solutions, Inc.*	4,634	36,470
PolyOne Corp.	9,630	136,842
Quaker Chemical Corp.	1,157	46,477
Rockwood Holdings, Inc.*	5,410	266,280
Schulman A, Inc.	3,269	80,810
Senomyx, Inc.*	3,582	21,635
Sensient Technologies Corp.	5,140	184,218
Solutia, Inc.*	12,599	320,015
Spartech Corp.*	3,208	23,258
Stepan Co.	809	58,652
STR Holdings, Inc.*	2,945	56,485
TPC Group, Inc.*	633	18,275
Westlake Chemical Corp.	2,040	114,648
WR Grace & Co.*	7,546	288,936
Zep, Inc.	2,252	39,207
Zoltek Co.'s, Inc.*	2,577	34,609
		3,396,109

Commercial Banks - 5.2%
1st Source Corp.	1,417	28,397
1st United Bancorp, Inc.*	2,033	14,272
Alliance Financial Corp.	484	16,141
American National Bankshares, Inc.	635	14,294
Ameris Bancorp*	2,453	24,922
Ames National Corp.	756	14,440
Arrow Financial Corp.	902	22,315
Bancfirst Corp.	651	27,785
Banco Latinoamericano de Exportaciones SA	2,860	49,936
Bancorp Rhode Island, Inc.	288	8,891
Bancorp, Inc.*	2,092	19,309
Bank of Marin Bancorp	545	20,339
Bank of the Ozarks, Inc.	1,356	59,271
Boston Private Financial Holdings, Inc.	7,188	50,819
Bridge Bancorp, Inc.	653	14,608
Bryn Mawr Bank Corp.	1,004	20,652
Camden National Corp.	710	24,310
Capital City Bank Group, Inc.	1,232	15,622
Cardinal Financial Corp.	2,982	34,770
Cathay General Bancorp	8,151	138,975
Center Financial Corp.*	3,295	24,185
Centerstate Banks of Florida, Inc.	2,552	17,864
Century Bancorp, Inc.	277	7,415
Chemical Financial Corp.	2,535	50,523
Citizens & Northern Corp.	1,125	18,911
Citizens Republic Bancorp, Inc.*	40,948	36,440
City Holding Co.	1,638	57,920
CNB Financial Corp.	1,282	18,602
CoBiz Financial, Inc.	2,995	20,815
Columbia Banking System, Inc.	4,078	78,175
Community Bank System, Inc.	3,439	83,464
Community Trust Bancorp, Inc.	1,419	39,264
CVB Financial Corp.	9,325	86,816
Danvers Bancorp, Inc.	1,956	41,897
Eagle Bancorp, Inc.*	1,706	23,969
Encore Bancshares, Inc.*	745	9,044
Enterprise Financial Services Corp.	1,378	19,388
Financial Institutions, Inc.	1,134	19,845
First BanCorp*	2,089	10,445
First Bancorp (North Carolina)	1,553	20,593
First Bancorp, Inc. (Maine)	691	10,538
First Busey Corp.	6,352	32,268
First Commonwealth Financial Corp.	10,751	73,644
First Community Bancshares, Inc.	1,464	20,759
First Financial Bancorp	6,006	100,240
First Financial Bankshares, Inc.	2,164	111,165
First Financial Corp.	1,151	38,259
First Interstate Bancsystem, Inc.	1,151	15,654
First Merchants Corp.	2,368	19,583
First Midwest Bancorp, Inc.	7,688	90,641
First of Long Island Corp.	601	16,678
First South Bancorp, Inc.	641	3,199
FirstMerit Corp.	11,188	190,867
FNB Corp.	11,878	125,194
German American Bancorp, Inc.	1,152	19,803
Glacier Bancorp, Inc.	7,466	112,363
Great Southern Bancorp, Inc.	940	20,163
Green Bankshares, Inc.*	1,097	3,061
Hancock Holding Co.	3,619	118,848
Hanmi Financial Corp.*	9,549	11,841
Heartland Financial USA, Inc.	1,357	23,069
Heritage Financial Corp.*	1,400	19,838
Home Bancorp, Inc.*	705	10,801
Home Bancshares, Inc.	2,279	51,847
Hudson Valley Holding Corp.	1,215	26,730
IBERIABANK Corp.	2,777	166,981
Independent Bank Corp.	2,199	59,395
International Bancshares Corp.	5,508	101,017
Investors Bancorp, Inc.*	4,986	74,241
Lakeland Bancorp, Inc.	2,239	23,241
Lakeland Financial Corp.	1,672	37,921
MainSource Financial Group, Inc.	2,090	20,921
MB Financial, Inc.	5,497	115,217
Merchants Bancshares, Inc.	377	9,983
Metro Bancorp, Inc.*	1,253	15,475
Midsouth Bancorp, Inc.	777	11,235
MidWestOne Financial Group, Inc.	640	9,498
Nara Bancorp, Inc.*	3,522	33,882
National Bankshares, Inc.	719	20,779
National Penn Bancshares, Inc.:
Common Stock	13,084	101,270
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	3,577	81,520
Northfield Bancorp, Inc.	1,864	25,723
Old National Bancorp	9,049	97,005
OmniAmerican Bancorp, Inc.*	1,235	19,562
Oriental Financial Group, Inc.	5,030	63,126
Orrstown Financial Services, Inc.	623	17,444
Pacific Continental Corp.	1,909	19,453
PacWest Bancorp	3,189	69,361
Park National Corp.	1,296	86,599
Peapack Gladstone Financial Corp.	695	9,216
Penns Woods Bancorp, Inc.	303	11,796
Peoples Bancorp, Inc.	1,091	13,114
Pinnacle Financial Partners, Inc.*	3,463	57,278
Porter Bancorp, Inc.	232	1,830
PrivateBancorp, Inc.	5,399	82,551
Prosperity Bancshares, Inc.	4,840	207,007
Renasant Corp.	2,564	43,537
Republic Bancorp, Inc.	1,015	19,772
S&T Bancorp, Inc.	2,570	55,435
Sandy Spring Bancorp, Inc.	2,490	45,965
SCBT Financial Corp.	1,325	44,096
Sierra Bancorp	987	11,035
Signature Bank*	4,245	239,418
Simmons First National Corp.	1,784	48,329
Southside Bancshares, Inc.	1,639	35,082
Southwest Bancorp, Inc.*	2,012	28,550
State Bancorp, Inc.	1,725	17,923
StellarOne Corp.	2,371	33,668
Sterling BanCorp.	2,786	27,888
Sterling Bancshares, Inc.	9,519	81,959
Suffolk Bancorp	896	18,798
Susquehanna Bancshares, Inc.	13,460	125,851
SVB Financial Group*	4,333	246,678
SY Bancorp, Inc.	1,229	30,922
Taylor Capital Group, Inc.*	889	9,343
Texas Capital Bancshares, Inc.*	3,793	98,580
Tompkins Financial Corp.	820	34,071
Tower Bancorp, Inc.	927	20,663
TowneBank	2,439	38,195
TriCo Bancshares	1,295	21,121
Trustmark Corp.	6,631	155,298
UMB Financial Corp.	3,293	123,010
Umpqua Holdings Corp.	11,889	136,010
Union First Market Bankshares Corp.	1,985	22,331
United Bankshares, Inc.	4,030	106,876
United Community Banks, Inc.*	9,783	23,186
Univest Corp. of Pennsylvania	1,722	30,514
Virginia Commerce Bancorp, Inc.*	1,862	10,688
Washington Banking Co.	1,588	22,391
Washington Trust Bancorp, Inc.	1,465	34,779
Webster Financial Corp.	7,229	154,917
WesBanco, Inc.	2,394	49,580
West Bancorporation, Inc.	1,387	11,068
West Coast Bancorp*	8,697	30,179
Westamerica Bancorporation	3,044	156,370
Western Alliance Bancorp*	6,105	50,183
Whitney Holding Corp.	10,015	136,404
Wilshire Bancorp, Inc.*	2,023	9,913
Wintrust Financial Corp.	3,553	130,573
		7,007,491

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	5,390	136,852
ACCO Brands Corp.*	5,689	54,273
American Reprographics Co.*	3,819	39,527
APAC Customer Services, Inc.*	2,952	17,741
Brink's Co.	4,973	164,656
Casella Waste Systems, Inc.*	2,315	16,598
Cenveo, Inc.*	5,712	37,299
Clean Harbors, Inc.*	2,395	236,291
Compx International, Inc.	107	1,686
Consolidated Graphics, Inc.*	967	52,827
Courier Corp.	1,060	14,798
Deluxe Corp.	5,330	141,458
EnergySolutions, Inc.	9,188	54,760
EnerNOC, Inc.*	2,044	39,061
Ennis, Inc.	2,688	45,777
Fuel Tech, Inc.*	1,855	16,509
G&K Services, Inc.	1,927	64,073
GEO Group, Inc.:
Common Stock*	6,297	161,455
Escrow (b)*	100,000	11
Healthcare Services Group, Inc.	6,817	119,843
Herman Miller, Inc.	5,913	162,548
Higher One Holdings, Inc.*	1,102	15,924
HNI Corp.	4,694	148,143
Innerworkings, Inc.*	2,465	18,192
Interface, Inc.	5,240	96,888
Kimball International, Inc., Class B	3,252	22,764
Knoll, Inc.	4,879	102,264
M&F Worldwide Corp.*	1,102	27,682
Mcgrath Rentcorp	2,483	67,711
Metalico, Inc.*	3,896	24,233
Mine Safety Appliances Co.	2,755	101,026
Mobile Mini, Inc.*	3,776	90,699
Multi-Color Corp.	1,079	21,807
Rollins, Inc.	6,682	135,645
Schawk, Inc.	1,200	23,328
Standard Parking Corp.*	1,439	25,557
Standard Register Co.	1,196	3,971
Steelcase, Inc.	7,952	90,494
SYKES Enterprises, Inc.*	4,285	84,714
Team, Inc.*	1,759	46,191
Tetra Tech, Inc.*	6,407	158,189
Unifirst Corp.	1,463	77,554
United Stationers, Inc.	2,512	178,478
US Ecology, Inc.	1,699	29,614
Viad Corp.	2,132	51,040
		3,220,151

Communications Equipment - 3.0%
Acme Packet, Inc.*	4,877	346,072
Adtran, Inc.	6,453	273,994
Anaren, Inc.*	1,364	27,416
Arris Group, Inc.*	13,166	167,735
Aruba Networks, Inc.*	7,994	270,517
Aviat Networks, Inc.*	5,538	28,632
Bel Fuse, Inc., Class B	968	21,306
BigBand Networks, Inc.*	4,631	11,809
Black Box Corp.	1,822	64,043
Blue Coat Systems, Inc.*	4,320	121,651
Calix, Inc.*	1,029	20,899
Comtech Telecommunications Corp.	2,960	80,453
DG FastChannel, Inc.*	2,600	83,772
Digi International, Inc.*	2,313	24,425
EMS Technologies, Inc.*	1,420	27,910
Emulex Corp.*	8,921	95,187
Extreme Networks*	9,344	32,704
Finisar Corp.*	9,140	224,844
Globecomm Systems, Inc.*	2,226	27,447
Harmonic, Inc.*	11,574	108,564
Infinera Corp.*	9,129	76,592
InterDigital, Inc.	4,565	217,796
Ixia*	3,571	56,708
KVH Industries, Inc.*	1,491	22,544
Loral Space & Communications, Inc.*	1,120	86,856
Meru Networks, Inc.*	500	10,155
Netgear, Inc.*	3,655	118,568
Network Engines, Inc.*	3,343	6,786
Network Equipment Technologies, Inc.*	3,119	11,759
Oclaro, Inc.*	5,127	59,012
Oplink Communications, Inc.*	2,178	42,449
Opnext, Inc.*	4,498	10,930
PC-Tel, Inc.*	1,456	11,168
Plantronics, Inc.	5,010	183,466
Powerwave Technologies, Inc.*	17,671	79,696
Riverbed Technology, Inc.*	13,694	515,579
Seachange International, Inc.*	2,890	27,455
ShoreTel, Inc.*	4,177	34,377
Sonus Networks, Inc.*	21,614	81,269
Sycamore Networks, Inc.	2,004	48,958
Symmetricom, Inc.*	4,071	24,955
Tekelec*	7,093	57,595
Utstarcom, Inc.*	12,138	28,524
Viasat, Inc.*	3,444	137,209
		4,009,786

Computers & Peripherals - 0.7%
Avid Technology, Inc.*	3,016	67,257
Cray, Inc.*	3,293	21,240
Electronics for Imaging, Inc.*	4,701	69,152
Hutchinson Technology, Inc.*	2,168	6,114
Hypercom Corp.*	4,276	51,440
Imation Corp.*	3,091	34,434
Immersion Corp.*	2,323	17,748
Intermec, Inc.*	5,073	54,738
Intevac, Inc.*	2,067	25,693
Novatel Wireless, Inc.*	2,900	15,834
Presstek, Inc.*	2,546	5,296
Quantum Corp.*	23,393	58,950
Rimage Corp.	986	15,924
Silicon Graphics International Corp.*	3,184	68,137
STEC, Inc.*	4,229	84,960
Stratasys, Inc.*	2,129	100,063
Super Micro Computer, Inc.*	2,536	40,677
Synaptics, Inc.*	3,517	95,029
Xyratex Ltd.*	3,129	34,982
		867,668

Construction & Engineering - 0.8%
Argan, Inc.*	585	5,008
Comfort Systems USA, Inc.	3,947	55,534
Dycom Industries, Inc.*	3,633	62,996
EMCOR Group, Inc.*	6,884	213,198
Furmanite Corp.*	3,814	30,512
Granite Construction, Inc.	3,621	101,750
Great Lakes Dredge & Dock Corp.	6,080	46,390
Insituform Technologies, Inc.*	4,073	108,953
Layne Christensen Co.*	2,030	70,035
MasTec, Inc.*	5,503	114,462
Michael Baker Corp.*	821	23,866
MYR Group, Inc.*	2,064	49,371
Northwest Pipe Co.*	959	21,990
Orion Marine Group, Inc.*	2,790	29,965
Pike Electric Corp.*	1,702	16,203
Primoris Services Corp.	1,880	19,063
Sterling Construction Co., Inc.*	1,494	25,219
Tutor Perini Corp.	2,770	67,477
		1,061,992

Construction Materials - 0.1%
Headwaters, Inc.*	6,267	36,975
Texas Industries, Inc.	2,159	97,652
United States Lime & Minerals, Inc.*	269	10,897
		145,524

Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	5,101	27,035
Cash America International, Inc.	3,067	141,235
CompuCredit Holdings Corp.*	1,284	8,436
Credit Acceptance Corp.*	580	41,157
Dollar Financial Corp.*	3,789	78,622
Ezcorp, Inc.*	4,793	150,452
First Cash Financial Services, Inc.*	3,127	120,702
First Marblehead Corp.*	5,748	12,646
Imperial Holdings, Inc.*	1,913	19,417
Nelnet, Inc.	2,740	59,814
Netspend Holdings, Inc.*	3,113	32,749
World Acceptance Corp.*	1,704	111,101
		803,366

Containers & Packaging - 0.5%
AEP Industries, Inc.*	367	10,907
Boise, Inc.	7,277	66,657
Graham Packaging Co., Inc.*	1,590	27,714
Graphic Packaging Holding Co.*	11,654	63,165
Myers Industries, Inc.	3,665	36,394
Rock-Tenn Co.	4,043	280,382
Silgan Holdings, Inc.	5,023	191,577
		676,796

Distributors - 0.1%
Audiovox Corp.*	1,390	11,120
Core-Mark Holding Co., Inc.*	1,111	36,718
Pool Corp.	5,143	123,998
Weyco Group, Inc.	737	18,027
		189,863

Diversified Consumer Services - 1.1%
American Public Education, Inc.*	1,908	77,179
Archipelago Learning, Inc.*	1,088	9,302
Bridgepoint Education, Inc.*	2,023	34,593
Cambium Learning Group, Inc.*	1,538	5,229
Capella Education Co.*	1,741	86,684
Coinstar, Inc.*	3,293	151,215
Corinthian Colleges, Inc.*	9,149	40,439
CPI Corp.	543	12,223
Grand Canyon Education, Inc.*	3,217	46,646
K12, Inc.*	2,607	87,856
Learning Tree International, Inc.	519	4,562
Lincoln Educational Services Corp.	1,706	27,108
Mac-Gray Corp.	1,212	19,550
Matthews International Corp.	3,136	120,893
National American University Holdings, Inc.	724	5,133
Pre-Paid Legal Services, Inc.*	779	51,414
Princeton Review, Inc.*	1,065	407
Regis Corp.	5,963	105,784
Sotheby's	6,959	366,043
Steiner Leisure Ltd.*	1,539	71,194
Stewart Enterprises, Inc.	8,450	64,558
Universal Technical Institute, Inc.	2,185	42,498
		1,430,510

Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp.*	1,189	6,385
Asta Funding, Inc.	981	8,397
California First National Bancorp	145	2,214
Compass Diversified Holdings	3,739	55,113
Encore Capital Group, Inc.*	1,293	30,631
Gain Capital Holdings, Inc.*	987	7,570
Life Partners Holdings, Inc.	947	7,614
MarketAxess Holdings, Inc.	2,869	69,430
Marlin Business Services Corp.*	795	9,810
NewStar Financial, Inc.*	2,898	31,646
PHH Corp.*	5,754	125,265
Pico Holdings, Inc.*	2,346	70,521
Portfolio Recovery Associates, Inc.*	1,761	149,914
Primus Guaranty Ltd.*	1,277	6,487
		580,997

Diversified Telecommunication Services - 0.6%
AboveNet, Inc.	2,337	151,578
Alaska Communications Systems Group, Inc.	4,627	49,278
Atlantic Tele-Network, Inc.	967	35,963
Cbeyond, Inc.*	2,783	32,478
Cincinnati Bell, Inc.*	20,883	55,966
Cogent Communications Group, Inc.*	4,657	66,455
Consolidated Communications Holdings, Inc.	2,585	48,417
General Communication, Inc.*	4,242	46,407
Global Crossing Ltd.*	3,130	43,570
Globalstar, Inc.*	6,474	8,222
Hughes Communications, Inc.*	925	55,195
IDT Corp., Class B	1,313	35,385
Iridium Communications, Inc.*	3,537	28,190
Neutral Tandem, Inc.*	3,430	50,592
PAETEC Holding Corp.*	13,071	43,657
Premiere Global Services, Inc.*	6,232	47,488
Vonage Holdings Corp.*	10,316	47,041
		845,882

Electric Utilities - 1.2%
Allete, Inc.	3,228	125,795
Central Vermont Public Service Corp.	1,112	25,898
Cleco Corp.	6,300	216,027
El Paso Electric Co.*	4,543	138,107
Empire District Electric Co.	4,167	90,799
IDACORP, Inc.	4,993	190,233
MGE Energy, Inc.	2,399	97,136
Otter Tail Corp.	3,730	84,783
PNM Resources, Inc.	8,999	134,265
Portland General Electric Co.	7,815	185,763
UIL Holdings Corp.	5,188	158,338
Unisource Energy Corp.	3,745	135,307
Unitil Corp.	1,008	23,748
		1,606,199

Electrical Equipment - 1.7%
A123 Systems, Inc.*	7,540	47,879
Acuity Brands, Inc.	4,515	264,082
Advanced Battery Technologies, Inc.*	6,131	11,894
American Superconductor Corp.*	5,237	130,244
AZZ, Inc.	1,289	58,778
Belden, Inc.	4,854	182,268
Brady Corp.	5,070	180,948
Broadwind Energy, Inc.*	8,589	11,252
Capstone Turbine Corp.*	22,313	40,387
Coleman Cable, Inc.*	735	6,512
Encore Wire Corp.	1,921	46,757
Ener1, Inc.*	5,656	16,742
EnerSys*	5,011	199,187
Franklin Electric Co., Inc.	2,414	111,527
FuelCell Energy, Inc.*	9,565	20,469
Generac Holdings, Inc.*	2,005	40,682
GrafTech International Ltd.*	12,501	257,896
Hoku Corp.*	1,588	3,176
II-VI, Inc.*	2,604	129,549
LaBarge, Inc.*	1,291	22,851
LSI Industries, Inc.	1,507	10,911
Polypore International, Inc.*	2,259	130,073
Powell Industries, Inc.*	917	36,167
PowerSecure International, Inc.*	1,894	16,288
Preformed Line Products Co.	155	10,721
SatCon Technology Corp.*	11,804	45,563
UQM Technologies, Inc.*	3,345	9,968
Vicor Corp.	2,025	33,392
Woodward, Inc.	6,327	218,661
		2,294,824

Electronic Equipment & Instruments - 2.5%
Agilysys, Inc.*	1,841	10,567
Anixter International, Inc.	2,916	203,799
Benchmark Electronics, Inc.*	6,545	124,159
Brightpoint, Inc.*	7,314	79,284
Checkpoint Systems, Inc.*	4,099	92,146
Cognex Corp.	4,119	116,362
Coherent, Inc.*	2,623	152,423
Comverge, Inc.*	2,333	10,872
CTS Corp.	3,528	38,102
Daktronics, Inc.	3,513	37,765
DDi Corp.	1,132	11,965
DTS, Inc.*	1,805	84,167
Echelon Corp.*	3,061	31,008
Electro Rent Corp.	1,712	29,412
Electro Scientific Industries, Inc.*	2,872	49,858
Fabrinet*	1,041	20,987
FARO Technologies, Inc.*	1,675	67,000
Gerber Scientific, Inc.*	2,334	21,846
Insight Enterprises, Inc.*	4,799	81,727
IPG Photonics Corp.*	2,696	155,505
L-1 Identity Solutions, Inc.*	7,974	93,934
Littelfuse, Inc.	2,275	129,904
Maxwell Technologies, Inc.*	2,742	47,354
Measurement Specialties, Inc.*	1,506	51,294
Mercury Computer Systems, Inc.*	3,009	63,670
Methode Electronics, Inc.	3,865	46,689
Microvision, Inc.*	8,234	10,869
MTS Systems Corp.	1,697	77,298
Multi-Fineline Electronix, Inc.*	971	27,402
NeoPhotonics Corp.*	937	10,597
Newport Corp.*	3,808	67,897
OSI Systems, Inc.*	1,682	63,125
Park Electrochemical Corp.	2,135	68,854
PC Connection, Inc.*	756	6,698
Plexus Corp.*	4,190	146,901
Power-One, Inc.*	7,145	62,519
Pulse Electronics Corp.	4,282	25,906
Radisys Corp.*	2,498	21,633
Richardson Electronics Ltd.	1,342	17,688
Rofin-Sinar Technologies, Inc.*	2,917	115,222
Rogers Corp.*	1,638	73,808
Sanmina-SCI Corp.*	8,254	92,527
Scansource, Inc.*	2,787	105,878
Smart Modular Technologies WWH, Inc.*	5,455	42,385
Spectrum Control, Inc.*	1,321	25,997
SYNNEX Corp.*	2,330	76,261
Tessco Technologies, Inc.	465	5,348
TTM Technologies, Inc.*	8,309	150,891
Universal Display Corp.*	3,676	202,327
Viasystems Group, Inc.*	399	10,889
X-Rite, Inc.*	3,467	16,468
Zygo Corp.*	1,812	26,491
		3,403,678

Energy Equipment & Services - 2.4%
Basic Energy Services, Inc.*	2,408	61,428
Bristow Group, Inc.*	3,731	176,476
Cal Dive International, Inc.*	9,780	68,264
CARBO Ceramics, Inc.	1,980	279,418
Complete Production Services, Inc.*	8,071	256,739
Dawson Geophysical Co.*	811	35,587
Dril-Quip, Inc.*	3,525	278,581
Global Geophysical Services, Inc.*	696	10,064
Global Industries Ltd.*	10,522	103,010
Gulf Island Fabrication, Inc.	1,328	42,722
Gulfmark Offshore, Inc.*	2,416	107,536
Helix Energy Solutions Group, Inc.*	10,856	186,723
Hercules Offshore, Inc.*	11,914	78,752
Hornbeck Offshore Services, Inc.*	2,413	74,441
ION Geophysical Corp.*	13,186	167,330
Key Energy Services, Inc.*	13,023	202,508
Lufkin Industries, Inc.	3,107	290,411
Matrix Service Co.*	2,442	33,944
Natural Gas Services Group, Inc.*	1,256	22,307
Newpark Resources, Inc.*	9,239	72,619
OYO Geospace Corp.*	423	41,699
Parker Drilling Co.*	12,044	83,224
PHI, Inc.*	1,229	27,185
Pioneer Drilling Co.*	5,618	77,528
RigNet, Inc.*	543	9,872
RPC, Inc.	4,494	113,788
Tesco Corp.*	3,134	68,791
Tetra Technologies, Inc.*	7,857	120,998
Union Drilling, Inc.*	1,538	15,765
Vantage Drilling Co.*	15,538	27,968
Willbros Group, Inc.*	4,919	53,715
		3,189,393

Food & Staples Retailing - 0.8%
Andersons, Inc.	1,910	93,055
Arden Group, Inc.	92	7,020
Casey's General Stores, Inc.	3,886	151,554
Fresh Market, Inc.*	1,554	58,648
Ingles Markets, Inc.	1,303	25,812
Nash Finch Co.	1,304	49,474
Pantry, Inc.*	2,357	34,954
Pricesmart, Inc.	1,640	60,090
Rite Aid Corp.*	57,878	61,351
Ruddick Corp.	4,553	175,700
Spartan Stores, Inc.	2,337	34,564
Susser Holdings Corp.*	620	8,116
United Natural Foods, Inc.*	4,924	220,694
Village Super Market, Inc.	640	18,624
Weis Markets, Inc.	1,142	46,205
Winn-Dixie Stores, Inc.*	5,719	40,834
		1,086,695

Food Products - 1.2%
Alico, Inc.	267	7,148
B&G Foods, Inc.	4,944	92,799
Bridgford Foods Corp.	165	1,850
Calavo Growers, Inc.	1,019	22,265
Cal-Maine Foods, Inc.	1,461	43,099
Chiquita Brands International, Inc.*	4,659	71,469
Darling International, Inc.*	11,179	171,821
Diamond Foods, Inc.	2,264	126,331
Dole Food Co., Inc.*	3,728	50,813
Farmer Bros Co.	538	6,521
Fresh Del Monte Produce, Inc.	4,119	107,547
Griffin Land & Nurseries, Inc.	267	8,592
Hain Celestial Group, Inc.*	4,464	144,098
Harbinger Group, Inc.*	714	3,720
Imperial Sugar Co.	1,262	16,835
J&J Snack Foods Corp.	1,474	69,381
John B. Sanfilippo & Son, Inc.*	733	8,576
Lancaster Colony Corp.	2,009	121,745
Lifeway Foods, Inc.*	385	4,012
Limoneira Co.	753	17,846
Pilgrim's Pride Corp.*	5,050	38,936
Sanderson Farms, Inc.	2,359	108,325
Seneca Foods Corp.*	794	23,717
Smart Balance, Inc.*	6,502	29,844
Snyders-Lance, Inc.	2,684	53,277
Tootsie Roll Industries, Inc.	2,570	72,881
TreeHouse Foods, Inc.*	3,609	205,244
		1,628,692

Gas Utilities - 1.1%
Chesapeake Utilities Corp.	982	40,871
Laclede Group, Inc.	2,313	88,125
New Jersey Resources Corp.	4,287	184,127
Nicor, Inc.	4,700	252,390
Northwest Natural Gas Co.	2,758	127,226
Piedmont Natural Gas Co., Inc.	7,448	226,047
South Jersey Industries, Inc.	3,101	173,563
Southwest Gas Corp.	4,710	183,549
WGL Holdings, Inc.	5,258	205,062
		1,480,960

Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.*	2,292	66,101
Abiomed, Inc.*	3,245	47,150
Accuray, Inc.*	5,664	51,146
Align Technology, Inc.*	6,152	125,993
Alimera Sciences, Inc.*	608	4,742
Alphatec Holdings, Inc.*	4,714	12,728
American Medical Systems Holdings, Inc.*	7,826	169,355
Analogic Corp.	1,338	75,664
Angiodynamics, Inc.*	2,567	38,813
Antares Pharma, Inc.*	6,536	11,765
ArthroCare Corp.*	2,798	93,285
Atrion Corp.	162	28,264
Cantel Medical Corp.	1,194	30,745
Cerus Corp.*	3,610	10,433
Conceptus, Inc.*	3,221	46,543
Conmed Corp.*	3,029	79,602
CryoLife, Inc.*	2,974	18,141
Cutera, Inc.*	1,050	8,999
Cyberonics, Inc.*	2,884	91,740
Cynosure, Inc.*	762	10,584
Delcath Systems, Inc.*	4,459	32,863
DexCom, Inc.*	5,963	92,546
DynaVox, Inc.*	869	4,797
Endologix, Inc.*	4,516	30,618
Exactech, Inc.*	863	15,146
Greatbatch, Inc.*	2,411	63,795
Haemonetics Corp.*	2,608	170,928
Hansen Medical, Inc.*	3,943	8,714
HeartWare International, Inc.*	971	83,050
ICU Medical, Inc.*	1,213	53,105
Immucor, Inc.*	7,255	143,504
Insulet Corp.*	4,439	91,532
Integra LifeSciences Holdings Corp.*	2,183	103,518
Invacare Corp.	3,019	93,951
IRIS International, Inc.*	1,685	15,199
Kensey Nash Corp.*	831	20,700
MAKO Surgical Corp.*	3,150	76,230
Masimo Corp.	5,388	178,343
Medical Action Industries, Inc.*	1,487	12,491
MELA Sciences, Inc.*	2,137	7,522
Meridian Bioscience, Inc.	4,218	101,190
Merit Medical Systems, Inc.*	2,926	57,408
Natus Medical, Inc.*	2,957	49,678
Neogen Corp.*	2,342	96,912
NuVasive, Inc.*	4,064	102,900
NxStage Medical, Inc.*	2,578	56,664
OraSure Technologies, Inc.*	4,796	37,697
Orthofix International NV*	1,828	59,337
Orthovita, Inc.*	6,921	14,742
Palomar Medical Technologies, Inc.*	1,922	28,542
Quidel Corp.*	2,242	26,814
Rochester Medical Corp.*	1,124	12,904
RTI Biologics, Inc.*	5,680	16,245
Sirona Dental Systems, Inc.*	3,475	174,306
Solta Medical, Inc.*	5,509	18,180
SonoSite, Inc.*	1,514	50,446
Spectranetics Corp.*	3,435	16,179
Staar Surgical Co.*	3,235	18,019
Stereotaxis, Inc.*	2,963	11,467
STERIS Corp.	6,152	212,490
SurModics, Inc.*	1,615	20,188
Symmetry Medical, Inc.*	3,733	36,583
Syneron Medical Ltd.*	3,694	48,170
Synovis Life Technologies, Inc.*	1,173	22,498
TomoTherapy, Inc.*	5,016	22,923
Unilife Corp.*	4,489	25,453
Vascular Solutions, Inc.*	1,737	18,951
Volcano Corp.*	5,219	133,606
West Pharmaceutical Services, Inc.	3,453	154,591
Wright Medical Group, Inc.*	4,032	68,584
Young Innovations, Inc.	583	18,306
Zoll Medical Corp.*	2,225	99,702
		4,152,020

Health Care Providers & Services - 3.3%
Accretive Health, Inc.*	1,078	29,925
Air Methods Corp.*	1,159	77,943
Alliance HealthCare Services, Inc.*	2,853	12,610
Allied Healthcare International, Inc.*	3,553	9,025
Almost Family, Inc.*	759	28,569
Amedisys, Inc.*	2,965	103,775
America Service Group, Inc.	932	23,897
American Dental Partners, Inc.*	1,459	19,142
AMERIGROUP Corp.*	5,368	344,894
AMN Healthcare Services, Inc.*	3,991	34,562
AmSurg Corp.*	3,210	81,662
Assisted Living Concepts, Inc.*	1,020	39,923
Bio-Reference Laboratories, Inc.*	2,487	55,808
BioScrip, Inc.*	3,630	17,097
Capital Senior Living Corp.*	2,806	29,800
CardioNet, Inc.*	1,876	8,986
Catalyst Health Solutions, Inc.*	3,942	220,476
Centene Corp.*	5,094	168,000
Chemed Corp.	2,160	143,878
Chindex International, Inc.*	1,272	20,416
Continucare Corp.*	2,312	12,369
Corvel Corp.*	646	34,354
Cross Country Healthcare, Inc.*	2,877	22,527
Emeritus Corp.*	2,072	52,753
Ensign Group, Inc.	1,328	42,403
ExamWorks Group, Inc.*	1,215	27,009
Five Star Quality Care, Inc.*	2,929	23,813
Gentiva Health Services, Inc.*	2,940	82,408
Hanger Orthopedic Group, Inc.*	2,705	70,411
Healthsouth Corp.*	9,716	242,706
HealthSpring, Inc.*	6,016	224,818
Healthways, Inc.*	3,541	54,425
HMS Holdings Corp.*	2,819	230,735
IPC The Hospitalist Co., Inc.*	1,684	76,470
Kindred Healthcare, Inc.*	4,099	97,884
Landauer, Inc.	974	59,920
LCA-Vision, Inc.*	1,937	13,075
LHC Group, Inc.*	1,622	48,660
Magellan Health Services, Inc.*	3,461	169,866
Medcath Corp.*	1,904	26,561
Metropolitan Health Networks, Inc.*	4,144	19,601
Molina Healthcare, Inc.*	1,592	63,680
MWI Veterinary Supply, Inc.*	1,274	102,786
National Healthcare Corp.	932	43,329
National Research Corp.	137	4,650
Owens & Minor, Inc.	6,551	212,777
PDI, Inc.*	823	6,675
PharMerica Corp.*	3,181	36,391
Providence Service Corp.*	1,199	17,961
PSS World Medical, Inc.*	5,935	161,135
RehabCare Group, Inc.*	2,577	95,014
Rural/Metro Corp.*	1,772	30,195
Select Medical Holdings Corp.*	5,216	42,041
Skilled Healthcare Group, Inc.*	1,394	20,060
Sun Healthcare Group, Inc.*	2,542	35,766
Sunrise Senior Living, Inc.*	5,182	61,821
Team Health Holdings, Inc.*	1,422	24,857
Triple-S Management Corp., Class B*	2,106	43,341
U.S. Physical Therapy, Inc.	1,051	23,479
Universal American Corp.	3,321	76,084
WellCare Health Plans, Inc.*	4,401	184,622
		4,389,820

Health Care Technology - 0.5%
athenahealth, Inc.*	3,436	155,067
Computer Programs & Systems, Inc.	1,017	65,373
ePocrates, Inc.*	582	11,524
MedAssets, Inc.*	4,468	68,226
Medidata Solutions, Inc.*	1,952	49,913
MedQuist, Inc.	1,173	12,058
Merge Healthcare, Inc.*	4,792	23,385
Omnicell, Inc.*	3,377	51,465
Quality Systems, Inc.	1,958	163,180
Transcend Services, Inc.*	947	22,728
Vital Images, Inc.*	1,341	18,117
		641,036

Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc.*	2,372	35,888
Ambassadors Group, Inc.	1,770	19,381
Ameristar Casinos, Inc.	2,746	48,741
Biglari Holdings, Inc.*	148	62,685
BJ's Restaurants, Inc.*	2,333	91,757
Bluegreen Corp.*	1,023	4,205
Bob Evans Farms, Inc.	3,164	103,146
Boyd Gaming Corp.*	5,599	52,463
Bravo Brio Restaurant Group, Inc.*	1,180	20,874
Buffalo Wild Wings, Inc.*	1,884	102,546
California Pizza Kitchen, Inc.*	2,004	33,828
Caribou Coffee Co., Inc.*	540	5,492
Carrols Restaurant Group, Inc.*	890	8,250
CEC Entertainment, Inc.	2,124	80,139
Cheesecake Factory, Inc.*	6,271	188,694
Churchill Downs, Inc.	1,180	48,970
Cracker Barrel Old Country Store, Inc.	2,473	121,523
Denny's Corp.*	9,207	37,380
DineEquity, Inc.*	1,860	102,263
Domino's Pizza, Inc.*	3,839	70,753
Einstein Noah Restaurant Group, Inc.	351	5,714
Empire Resorts, Inc.*	2,353	1,459
Gaylord Entertainment Co.*	3,599	124,813
Interval Leisure Group, Inc.*	4,133	67,575
Isle of Capri Casinos, Inc.*	1,930	18,335
Jack in the Box, Inc.*	5,314	120,522
Jamba, Inc.*	5,515	12,133
Krispy Kreme Doughnuts, Inc.*	6,062	42,676
Life Time Fitness, Inc.*	4,335	161,739
Marcus Corp.	1,890	20,601
McCormick & Schmick's Seafood Restaurants, Inc.*	1,172	8,462
Monarch Casino & Resort, Inc.*	917	9,537
Morgans Hotel Group Co.*	2,245	22,001
Multimedia Games Holding Co., Inc.*	2,104	12,056
O'Charleys, Inc.*	1,444	8,621
Orient-Express Hotels Ltd.*	10,477	129,600
Papa John's International, Inc.*	2,045	64,765
Peet's Coffee & Tea, Inc.*	1,217	58,526
PF Chang's China Bistro, Inc.	2,404	111,041
Pinnacle Entertainment, Inc.*	6,285	85,602
Red Lion Hotels Corp.*	1,051	8,618
Red Robin Gourmet Burgers, Inc.*	1,619	43,551
Ruby Tuesday, Inc.*	6,696	87,785
Ruth's Hospitality Group, Inc.*	3,111	16,053
Scientific Games Corp.*	6,751	59,004
Shuffle Master, Inc.*	5,563	59,413
Sonic Corp.*	6,350	57,467
Speedway Motorsports, Inc.	1,288	20,582
Texas Roadhouse, Inc.	5,961	101,277
Vail Resorts, Inc.*	3,763	183,484
		2,961,990

Household Durables - 0.7%
American Greetings Corp.	4,104	96,854
Beazer Homes USA, Inc.*	7,754	35,436
Blyth, Inc.	596	19,364
Brookfield Homes Corp.*	809	7,605
Cavco Industries, Inc.*	679	30,664
CSS Industries, Inc.	772	14,552
Ethan Allen Interiors, Inc.	2,560	56,064
Furniture Brands International, Inc.*	4,497	20,461
Helen of Troy Ltd.*	3,182	93,551
Hooker Furniture Corp.	1,118	13,371
Hovnanian Enterprises, Inc.*	5,845	20,633
iRobot Corp.*	2,183	71,799
Kid Brands, Inc.*	1,165	8,563
La-Z-Boy, Inc.*	5,351	51,102
Libbey, Inc.*	2,000	33,000
Lifetime Brands, Inc.*	858	12,870
M/I Homes, Inc.*	1,923	28,826
Meritage Homes Corp.*	3,331	80,377
Ryland Group, Inc.	4,573	72,711
Sealy Corp.*	4,985	12,662
Skyline Corp.	711	14,255
Standard Pacific Corp.*	11,100	41,403
Universal Electronics, Inc.*	1,267	37,452
		873,575

Household Products - 0.1%
Central Garden and Pet Co.*	5,879	54,145
Oil-Dri Corp. of America	406	8,648
Spectrum Brands Holdings, Inc.*	1,888	52,411
WD-40 Co.	1,721	72,867
		188,071

Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc.*	1,746	3,806
Dynegy, Inc.*	10,645	60,570
		64,376

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	1,684	103,431
Seaboard Corp.	33	79,629
Standex International Corp.	1,295	49,068
Tredegar Corp.	2,545	54,921
United Capital Corp.*	143	4,047
		291,096

Insurance - 2.3%
Alterra Capital Holdings Ltd.	8,651	193,263
American Equity Investment Life Holding Co.	6,072	79,665
American Safety Insurance Holdings Ltd.*	960	20,573
Amerisafe, Inc.*	1,956	43,247
Amtrust Financial Services, Inc.	2,317	44,185
Argo Group International Holdings Ltd.	2,798	92,446
Baldwin & Lyons, Inc., Class B	853	19,977
Citizens, Inc.*	3,380	24,674
CNA Surety Corp.*	1,835	46,352
CNO Financial Group, Inc.*	23,057	173,158
Crawford & Co., Class B	2,478	11,795
Delphi Financial Group, Inc.	4,935	151,554
Donegal Group, Inc.	916	12,247
eHealth, Inc.*	2,183	29,034
EMC Insurance Group, Inc.	497	12,341
Employers Holdings, Inc.	4,120	85,119
Enstar Group Ltd.*	722	72,113
FBL Financial Group, Inc.	1,393	42,793
First American Financial Corp.	10,787	177,985
Flagstone Reinsurance Holdings SA	4,583	41,293
Fortegra Financial Corp.*	652	7,407
Fpic Insurance Group, Inc.*	1,017	38,544
Gerova Financial Group Ltd.*	123	-
Global Indemnity plc*	1,364	29,981
Greenlight Capital Re Ltd.*	2,937	82,853
Hallmark Financial Services, Inc.*	1,205	10,098
Harleysville Group, Inc.	1,204	39,889
Hilltop Holdings, Inc.*	4,117	41,335
Horace Mann Educators Corp.	4,072	68,410
Infinity Property & Casualty Corp.	1,373	81,680
Kansas City Life Insurance Co.	365	11,673
Maiden Holdings Ltd.	5,152	38,588
Meadowbrook Insurance Group, Inc.	5,628	58,250
Montpelier Re Holdings Ltd.	6,340	112,028
National Financial Partners Corp.*	4,430	65,342
National Interstate Corp.	681	14,199
National Western Life Insurance Co.	228	36,993
Phoenix Co.'s, Inc.*	10,764	29,278
Platinum Underwriters Holdings Ltd.	3,814	145,275
Presidential Life Corp.	1,918	18,279
Primerica, Inc.	2,499	63,749
ProAssurance Corp.*	3,144	199,235
RLI Corp.	1,903	109,708
Safety Insurance Group, Inc.	1,310	60,404
SeaBright Holdings, Inc.	2,042	20,931
Selective Insurance Group, Inc.	5,529	95,652
State Auto Financial Corp.	1,338	24,378
Stewart Information Services Corp.	1,793	18,791
The Navigators Group, Inc.*	1,263	65,044
Tower Group, Inc.	3,865	92,876
United Fire & Casualty Co.	2,368	47,857
Universal Insurance Holdings, Inc.	1,043	5,653
		3,108,194

Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	6,867
Blue Nile, Inc.*	1,310	70,727
Drugstore.Com*	8,610	33,149
Gaiam, Inc.	1,432	9,451
HSN, Inc.*	4,031	129,113
NutriSystem, Inc.	2,782	40,311
Orbitz Worldwide, Inc.*	2,514	8,975
Overstock.com, Inc.*	1,525	23,973
PetMed Express, Inc.	2,387	37,858
Shutterfly, Inc.*	2,952	154,567
US Auto Parts Network, Inc.*	1,360	11,832
Vitacost.com, Inc.*	1,333	-
		526,823

Internet Software & Services - 2.2%
Ancestry.com, Inc.*	1,962	69,553
comScore, Inc.*	2,353	69,437
Constant Contact, Inc.*	2,960	103,304
DealerTrack Holdings, Inc.*	4,184	96,065
Demand Media, Inc.*	850	20,018
Dice Holdings, Inc.*	1,647	24,886
Digital River, Inc.*	4,113	153,950
Earthlink, Inc.	11,204	87,727
Envestnet, Inc.*	821	11,034
GSI Commerce, Inc.*	6,799	199,007
Infospace, Inc.*	3,325	28,796
Internap Network Services Corp.*	5,379	35,340
IntraLinks Holdings, Inc.*	1,172	31,339
j2 Global Communications, Inc.*	4,690	138,402
Keynote Systems, Inc.	1,035	19,199
KIT Digital, Inc.*	2,717	32,713
Limelight Networks, Inc.*	4,616	33,051
Liquidity Services, Inc.*	1,469	26,236
LivePerson, Inc.*	4,622	58,422
Local.com Corp.*	1,484	5,773
LogMeIn, Inc.*	1,563	65,896
LoopNet, Inc.*	2,019	28,569
Marchex, Inc., Class B	1,359	10,695
Mediamind Technologies, Inc.*	577	7,968
ModusLink Global Solutions, Inc.	4,598	25,105
Move, Inc.*	16,191	38,696
NIC, Inc.	5,797	72,231
OpenTable, Inc.*	1,641	174,520
Openwave Systems, Inc.*	8,707	18,633
Perficient, Inc.*	2,411	28,956
QuinStreet, Inc.*	1,043	23,707
Rackspace Hosting, Inc.*	10,066	431,328
RealNetworks, Inc.*	8,692	32,334
RightNow Technologies, Inc.*	2,248	70,362
Saba Software, Inc.*	2,907	28,518
SAVVIS, Inc.*	3,892	144,354
SPS Commerce, Inc.*	437	6,778
Stamps.com, Inc.	1,094	14,605
support.com, Inc.*	4,845	25,146
TechTarget, Inc.*	1,109	9,881
Terremark Worldwide, Inc.*	6,043	114,817
The Knot, Inc.*	3,123	37,632
Travelzoo, Inc.*	438	29,166
United Online, Inc.	9,046	57,035
ValueClick, Inc.*	8,443	122,086
Vocus, Inc.*	1,554	40,186
Zix Corp.*	5,001	18,404
		2,921,860

IT Services - 2.1%
Acxiom Corp.*	7,098	101,856
CACI International, Inc.*	3,139	192,483
Cardtronics, Inc.*	2,798	56,939
Cass Information Systems, Inc.	780	30,646
Ciber, Inc.*	6,468	43,336
Computer Task Group, Inc.*	1,181	15,696
CSG Systems International, Inc.*	3,535	70,488
Echo Global Logistics, Inc.*	987	12,959
Euronet Worldwide, Inc.*	5,090	98,390
ExlService Holdings, Inc.*	1,577	33,354
Forrester Research, Inc.	1,514	57,971
Global Cash Access Holdings, Inc.*	4,679	15,300
Hackett Group, Inc.*	3,281	12,599
Heartland Payment Systems, Inc.	3,928	68,858
iGate Corp.	2,456	46,099
Integral Systems, Inc.*	1,817	22,113
Jack Henry & Associates, Inc.	8,859	300,232
Lionbridge Technologies*	6,186	21,218
Mantech International Corp.*	2,306	97,774
MAXIMUS, Inc.	1,813	147,161
MoneyGram International, Inc.*	7,721	26,483
NCI, Inc.*	685	16,693
Online Resources Corp.*	2,792	10,554
Sapient Corp.*	10,700	122,515
SRA International, Inc.*	4,456	126,372
Stream Global Services, Inc.*	418	1,267
Syntel, Inc.	1,366	71,346
TeleTech Holdings, Inc.*	3,134	60,737
Tier Technologies, Inc., Class B*	1,385	7,619
TNS, Inc.*	2,706	42,132
Unisys Corp.*	4,420	137,992
VeriFone Systems, Inc.*	8,871	487,461
Virtusa Corp.*	1,404	26,297
Wright Express Corp.*	4,027	208,760
		2,791,700

Leisure Equipment & Products - 0.7%
Arctic Cat, Inc.*	1,125	17,494
Brunswick Corp.	9,191	233,727
Callaway Golf Co.	6,685	45,592
Eastman Kodak Co.*	27,895	90,101
Jakks Pacific, Inc.*	2,896	56,037
Johnson Outdoors, Inc.*	405	6,152
Leapfrog Enterprises, Inc.*	3,509	15,159
Marine Products Corp.*	813	6,447
Polaris Industries, Inc.	3,232	281,249
RC2 Corp.*	2,233	62,747
Smith & Wesson Holding Corp.*	5,544	19,681
Steinway Musical Instruments*	547	12,149
Sturm Ruger & Co., Inc.	1,984	45,572
Summer Infant, Inc.*	1,000	8,000
		900,107

Life Sciences - Tools & Services - 0.7%
Affymetrix, Inc.*	7,354	38,314
Albany Molecular Research, Inc.*	2,450	10,437
BG Medicine, Inc.*	625	4,819
Bruker Corp.*	7,540	157,209
Caliper Life Sciences, Inc.*	4,161	28,128
Cambrex Corp.*	2,197	12,084
Complete Genomics, Inc.*	616	5,563
Dionex Corp.*	1,829	215,913
Enzo Biochem, Inc.*	3,458	14,489
eResearchTechnology, Inc.*	5,066	34,297
Fluidigm Corp.*	695	9,946
Furiex Pharmaceuticals, Inc.*	816	13,774
Kendle International, Inc.*	1,382	14,801
Luminex Corp.*	3,891	72,995
Pacific Biosciences of California, Inc.*	1,560	21,918
PAREXEL International Corp.*	6,059	150,869
PURE Bioscience, Inc.*	3,234	5,045
Sequenom, Inc.*	9,471	59,951
		870,552

Machinery - 3.3%
3D Systems Corp.*	1,889	91,711
Actuant Corp.	7,052	204,508
Alamo Group, Inc.	670	18,392
Albany International Corp.	2,837	70,641
Altra Holdings, Inc.*	2,782	65,711
American Railcar Industries, Inc.*	977	24,386
Ampco-Pittsburgh Corp.	791	21,816
Astec Industries, Inc.*	2,060	76,817
Badger Meter, Inc.	1,555	64,082
Barnes Group, Inc.	5,090	106,279
Blount International, Inc.*	4,966	79,357
Briggs & Stratton Corp.	5,197	117,712
Cascade Corp.	942	41,994
Chart Industries, Inc.*	2,977	163,854
CIRCOR International, Inc.	1,772	83,319
CLARCOR, Inc.	5,236	235,253
Colfax Corp.*	2,231	51,201
Columbus McKinnon Corp.*	1,985	36,643
Commercial Vehicle Group, Inc.*	2,272	40,532
Douglas Dynamics, Inc.	1,066	15,201
Dynamic Materials Corp.	1,203	33,624
Energy Recovery, Inc.*	4,261	13,550
EnPro Industries, Inc.*	2,134	77,507
ESCO Technologies, Inc.	2,745	104,722
Federal Signal Corp.	6,463	42,074
Flow International Corp.*	4,867	21,366
Force Protection, Inc.*	7,296	35,750
FreightCar America, Inc.*	1,238	40,247
Gorman-Rupp Co.	1,264	49,789
Graham Corp.	1,022	24,467
Greenbrier Co.'s, Inc.*	2,185	62,010
John Bean Technologies Corp.	2,923	56,209
Kadant, Inc.*	1,153	30,197
Kaydon Corp.	3,472	136,068
LB Foster Co.	945	40,739
Lindsay Corp.	1,296	102,410
Lydall, Inc.*	1,583	14,073
Meritor, Inc.*	9,767	165,746
Met-Pro Corp.	1,517	18,052
Middleby Corp.*	1,724	160,711
Miller Industries, Inc.	1,050	17,052
Mueller Industries, Inc.	3,912	143,257
Mueller Water Products, Inc.	16,037	71,846
NACCO Industries, Inc.	600	66,402
Nordson Corp.	3,542	407,543
Omega Flex, Inc.*	248	3,336
PMFG, Inc.*	1,648	35,168
RBC Bearings, Inc.*	2,254	86,170
Robbins & Myers, Inc.	4,002	184,052
Sauer-Danfoss, Inc.*	1,200	61,116
Sun Hydraulics Corp.	1,297	55,901
Tecumseh Products Co.*	1,715	17,184
Tennant Co.	1,960	82,398
Titan International, Inc.	4,314	114,796
Trimas Corp.*	1,557	33,476
Twin Disc, Inc.	694	22,361
Wabash National Corp.*	7,025	81,351
Watts Water Technologies, Inc.	3,043	116,212
Xerium Technologies, Inc.*	695	16,715
		4,455,056

Marine - 0.1%
Baltic Trading Ltd.	1,516	13,826
Eagle Bulk Shipping, Inc.*	6,450	23,994
Excel Maritime Carriers Ltd.*	3,693	15,843
Genco Shipping & Trading Ltd.*	2,930	31,556
Horizon Lines, Inc.	3,161	2,687
International Shipholding Corp.	583	14,516
Ultrapetrol (Bahamas) Ltd.*	2,297	11,669
		114,091

Media - 1.1%
AH Belo Corp.*	1,669	13,953
Arbitron, Inc.	2,763	110,603
Ascent Media Corp.*	1,484	72,493
Ballantyne Strong, Inc.*	1,316	9,436
Beasley Broadcasting Group, Inc.*	407	2,987
Belo Corp.*	9,469	83,422
Carmike Cinemas, Inc.*	867	6,199
Cinemark Holdings, Inc.	5,909	114,339
CKX, Inc.*	5,768	24,341
Crown Media Holdings, Inc.*	3,539	8,210
Cumulus Media, Inc.*	2,023	8,780
Dex One Corp.*	5,193	25,134
Entercom Communications Corp.*	2,183	24,057
Entravision Communications Corp.*	4,508	12,217
EW Scripps Co.*	2,937	29,076
Fisher Communications, Inc.*	676	21,010
Global Sources Ltd.*	1,547	17,992
Gray Television, Inc.*	4,496	9,307
Harte-Hanks, Inc.	4,022	47,862
Journal Communications, Inc.*	4,357	26,142
Knology, Inc.*	3,167	40,886
Lee Enterprises, Inc.*	4,164	11,243
LIN TV Corp.*	2,982	17,683
Lions Gate Entertainment Corp.*	7,053	44,081
Live Nation Entertainment, Inc.*	14,608	146,080
LodgeNet Interactive Corp.*	2,601	9,468
Martha Stewart Living Omnimedia*	2,756	10,225
McClatchy Co.*	5,532	18,809
Media General, Inc.*	2,045	14,069
National CineMedia, Inc.	5,448	101,714
Nexstar Broadcasting Group, Inc.*	992	8,601
Outdoor Channel Holdings, Inc.*	1,282	9,564
Primedia, Inc.	1,152	5,610
Radio One, Inc., Class D*	2,907	5,669
ReachLocal, Inc.*	446	8,920
Rentrak Corp.*	971	26,139
Scholastic Corp.	2,667	72,116
Sinclair Broadcast Group, Inc.	4,195	52,605
SuperMedia, Inc.*	1,188	7,413
Valassis Communications, Inc.*	5,173	150,741
Value Line, Inc.	108	1,598
Warner Music Group Corp.*	4,149	28,089
Westwood One, Inc.*	488	3,538
World Wrestling Entertainment, Inc.	2,503	31,463
		1,493,884

Metals & Mining - 2.0%
Allied Nevada Gold Corp.*	7,680	272,486
AM Castle & Co.*	1,549	29,245
AMCOL International Corp.	2,474	89,015
Capital Gold Corp.*	6,200	39,866
Century Aluminum Co.*	6,619	123,643
Coeur d'Alene Mines Corp.*	9,141	317,924
General Moly, Inc.*	6,675	35,912
Globe Specialty Metals, Inc.	6,366	144,890
Golden Star Resources Ltd.*	26,770	79,507
Haynes International, Inc.	1,260	69,867
Hecla Mining Co.*	28,346	257,382
Horsehead Holding Corp.*	4,499	76,708
Jaguar Mining, Inc.*	8,728	45,560
Kaiser Aluminum Corp.	1,577	77,667
Materion Corp.*	2,105	85,884
Metals USA Holdings Corp.*	1,062	17,385
Molycorp, Inc.*	2,729	163,795
Noranda Aluminum Holding Corp.*	1,067	17,125
Olympic Steel, Inc.	846	27,757
RTI International Metals, Inc.*	3,122	97,250
Stillwater Mining Co.*	4,616	105,845
Thompson Creek Metals Co., Inc.*	16,814	210,848
Universal Stainless & Alloy*	703	23,712
US Energy Corp Wyoming*	2,481	15,531
US Gold Corp.*	10,347	91,364
Worthington Industries, Inc.	5,788	121,085
		2,637,253

Multiline Retail - 0.4%
99¢ Only Stores*	4,771	93,512
Bon-Ton Stores, Inc.*	1,090	16,895
Dillard's, Inc.	4,129	165,655
Fred's, Inc.	4,080	54,346
Gordmans Stores, Inc.*	571	10,124
Retail Ventures, Inc.*	2,397	41,348
Saks, Inc.*	14,052	158,928
Tuesday Morning Corp.*	2,412	11,819
		552,627

Multi-Utilities - 0.4%
Avista Corp.	5,700	131,841
Black Hills Corp.	4,067	136,000
CH Energy Group, Inc.	1,641	82,936
NorthWestern Corp.	3,756	113,807
		464,584

Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp.*	7,685	44,957
Alon USA Energy, Inc.	562	7,699
Amyris, Inc.*	625	17,837
Apco Oil and Gas International, Inc.	947	81,215
Approach Resources, Inc.*	1,797	60,379
ATP Oil & Gas Corp.*	4,622	83,704
Berry Petroleum Co.	5,308	267,789
Bill Barrett Corp.*	4,768	190,291
BPZ Resources, Inc.*	10,109	53,679
Brigham Exploration Co.*	12,084	449,283
Callon Petroleum Co.*	3,669	28,508
CAMAC Energy, Inc.*	4,422	6,633
Carrizo Oil & Gas, Inc.*	3,580	132,209
Cheniere Energy, Inc.*	5,945	55,348
Clayton Williams Energy, Inc.*	610	64,477
Clean Energy Fuels Corp.*	4,734	77,543
Cloud Peak Energy, Inc.*	3,271	70,621
Contango Oil & Gas Co.*	1,226	77,532
Crosstex Energy, Inc.	4,178	41,571
CVR Energy, Inc.*	2,812	65,126
Delek US Holdings, Inc.	1,057	14,333
Delta Petroleum Corp.*	19,201	17,473
DHT Holdings, Inc.	5,053	24,305
Endeavour International Corp.*	3,091	39,256
Energy Partners Ltd.*	3,003	54,054
Energy XXI Bermuda Ltd.*	7,506	255,955
Evolution Petroleum Corp.*	1,370	10,686
FX Energy, Inc.*	4,491	37,545
Gastar Exploration Ltd.*	4,045	19,659
General Maritime Corp.	8,065	16,533
Georesources, Inc.*	1,655	51,752
Gevo, Inc.*	530	10,441
GMX Resources, Inc.*	5,533	34,139
Golar LNG Ltd.	3,774	96,539
Goodrich Petroleum Corp.*	2,538	56,394
Green Plains Renewable Energy, Inc.*	1,487	17,874
GreenHunter Energy, Inc., Warrants (strike price $27.50/share, expires 9/14/11) (b)*	34	-
Gulfport Energy Corp.*	2,808	101,509
Hallador Energy Co.	353	4,095
Harvest Natural Resources, Inc.*	3,086	47,031
Houston American Energy Corp.	1,673	25,781
International Coal Group, Inc.*	13,623	153,940
Isramco, Inc.*	85	5,525
James River Coal Co.*	3,662	88,510
Knightsbridge Tankers Ltd.	2,500	62,600
Kodiak Oil & Gas Corp.*	17,355	116,278
L&L Energy, Inc.*	1,532	10,601
Magnum Hunter Resources Corp.*	5,194	44,512
McMoRan Exploration Co.*	9,880	174,975
Miller Petroleum, Inc.*	1,674	8,370
Nordic American Tanker Shipping	4,869	120,946
Northern Oil And Gas, Inc.*	5,532	147,704
Oasis Petroleum, Inc.*	5,145	162,685
Overseas Shipholding Group, Inc.	2,655	85,332
Panhandle Oil and Gas, Inc.	744	23,548
Patriot Coal Corp.*	8,113	209,559
Penn Virginia Corp.	4,719	80,034
Petroleum Development Corp.*	2,421	116,232
Petroquest Energy, Inc.*	5,731	53,642
RAM Energy Resources, Inc.*	5,147	10,706
Rentech, Inc.*	20,009	25,011
Resolute Energy Corp.*	3,942	71,508
REX American Resources Corp.*	739	11,794
Rex Energy Corp.*	3,348	39,004
Rosetta Resources, Inc.*	5,472	260,139
Scorpio Tankers, Inc.*	1,202	12,405
Ship Finance International Ltd.	4,641	96,208
Stone Energy Corp.*	4,478	149,431
Swift Energy Co.*	4,335	185,018
Syntroleum Corp.*	7,195	16,261
Targa Resources Corp.	1,786	64,725
Teekay Tankers Ltd.	3,906	40,857
TransAtlantic Petroleum Ltd.*	15,287	47,390
Uranium Energy Corp.*	5,621	22,428
USEC, Inc.*	11,840	52,096
Vaalco Energy, Inc.*	5,249	40,732
Venoco, Inc.*	2,273	38,845
W&T Offshore, Inc.	3,629	82,705
Warren Resources, Inc.*	6,571	33,446
Western Refining, Inc.*	5,259	89,140
World Fuel Services Corp.	7,067	286,991
		6,153,588

Paper & Forest Products - 0.5%
Buckeye Technologies, Inc.	4,074	110,935
Clearwater Paper Corp.*	1,191	96,947
Deltic Timber Corp.	1,114	74,460
KapStone Paper and Packaging Corp.*	3,966	68,096
Louisiana-Pacific Corp.*	13,166	138,243
Neenah Paper, Inc.	1,527	33,548
PH Glatfelter Co.	4,753	63,310
Schweitzer-Mauduit International, Inc.	1,906	96,463
Verso Paper Corp.*	1,363	7,292
Wausau Paper Corp.	5,089	38,880
		728,174

Personal Products - 0.3%
Elizabeth Arden, Inc.*	2,521	75,655
Female Health Co.	1,851	9,236
Inter Parfums, Inc.	1,484	27,469
Medifast, Inc.*	1,401	27,670
Nature's Sunshine Products, Inc.*	705	6,317
Nu Skin Enterprises, Inc.	5,112	146,970
Nutraceutical International Corp.*	861	12,898
Prestige Brands Holdings, Inc.*	4,342	49,933
Revlon, Inc.*	1,344	21,329
Schiff Nutrition International, Inc.	1,196	10,896
Synutra International, Inc.*	1,867	21,470
USANA Health Sciences, Inc.*	626	21,603
		431,446

Pharmaceuticals - 1.4%
Acura Pharmaceuticals, Inc.*	651	2,057
Aegerion Pharmaceuticals, Inc.*	590	9,776
Akorn, Inc.*	5,747	33,160
Alexza Pharmaceuticals, Inc.*	3,599	6,118
Aoxing Pharmaceutical Co., Inc.*	2,242	4,843
Auxilium Pharmaceuticals, Inc.*	4,329	92,944
AVANIR Pharmaceuticals, Inc.*	8,836	36,051
Biodel, Inc.*	1,738	3,650
Cadence Pharmaceuticals, Inc.*	2,580	23,762
Caraco Pharmaceutical Laboratories Ltd.*	813	4,228
Corcept Therapeutics, Inc.*	2,345	9,966
Cornerstone Therapeutics, Inc.*	514	3,403
Cumberland Pharmaceuticals, Inc.*	1,281	7,084
Depomed, Inc.*	5,437	54,588
Durect Corp.*	9,010	32,436
Endocyte, Inc.*	1,556	13,335
Hi-Tech Pharmacal Co., Inc.*	922	18,560
Impax Laboratories, Inc.*	6,500	165,425
Inspire Pharmaceuticals, Inc.*	6,174	24,449
Jazz Pharmaceuticals, Inc.*	1,384	44,080
Lannett Co., Inc.*	798	4,453
MAP Pharmaceuticals, Inc.*	1,600	22,064
Medicines Co.*	5,527	90,035
Medicis Pharmaceutical Corp.	6,259	200,538
Nektar Therapeutics*	11,575	109,615
Neostem, Inc.*	2,357	4,054
NuPathe, Inc.*	382	2,983
Obagi Medical Products, Inc.*	1,589	20,085
Optimer Pharmaceuticals, Inc.*	4,205	49,745
Pain Therapeutics, Inc.*	3,685	35,229
Par Pharmaceutical Co.'s, Inc.*	3,640	113,131
Pozen, Inc.*	2,758	14,810
Questcor Pharmaceuticals, Inc.*	5,713	82,324
Salix Pharmaceuticals Ltd.*	5,917	207,273
Santarus, Inc.*	5,438	18,598
Somaxon Pharmaceuticals, Inc.*	2,628	7,437
Sucampo Pharmaceuticals, Inc.*	729	3,062
Viropharma, Inc.*	8,079	160,772
VIVUS, Inc.*	8,394	51,959
XenoPort, Inc.*	2,847	16,883
		1,804,965

Professional Services - 1.2%
Acacia Research - Acacia Technologies*	3,786	129,557
Advisory Board Co.*	1,605	82,657
Barrett Business Services, Inc.	606	9,732
CBIZ, Inc.*	3,612	26,043
CDI Corp.	1,164	17,216
Corporate Executive Board Co.	3,557	143,596
CoStar Group, Inc.*	2,148	134,637
CRA International, Inc.*	1,024	29,522
Exponent, Inc.*	1,438	64,149
Franklin Covey Co.*	1,007	8,721
GP Strategies Corp.*	1,245	16,932
Heidrick & Struggles International, Inc.	1,813	50,456
Hill International, Inc.*	2,682	14,188
Hudson Highland Group, Inc.*	2,983	19,389
Huron Consulting Group, Inc.*	2,285	63,272
ICF International, Inc.*	1,776	36,479
Insperity, Inc.	2,259	68,628
Kelly Services, Inc.*	2,745	59,594
Kforce, Inc.*	3,190	58,377
Korn/Ferry International*	4,776	106,362
LECG Corp.*	2,390	482
Mistras Group, Inc.*	1,338	23,027
Navigant Consulting, Inc.*	5,253	52,477
On Assignment, Inc.*	3,781	35,768
Resources Connection, Inc.	4,809	93,247
School Specialty, Inc.*	1,957	27,985
SFN Group, Inc.*	5,390	75,945
The Dolan Co.*	3,146	38,192
TrueBlue, Inc.*	4,576	76,831
VSE Corp.	430	12,775
		1,576,236

Real Estate Investment Trusts - 7.5%
Acadia Realty Trust	4,165	78,802
Agree Realty Corp.	808	18,140
Alexander's, Inc.	213	86,680
American Assets Trust, Inc.	3,492	74,275
American Campus Communities, Inc.	6,683	220,539
American Capital Agency Corp.	12,771	372,147
Anworth Mortgage Asset Corp.	12,334	87,448
Apollo Commercial Real Estate Finance, Inc.	1,790	29,266
Ashford Hospitality Trust, Inc.	4,213	46,427
Associated Estates Realty Corp.	4,250	67,490
BioMed Realty Trust, Inc.	13,387	254,621
Campus Crest Communities, Inc.	3,138	37,123
CapLease, Inc.	5,937	32,535
Capstead Mortgage Corp.	7,279	93,026
CBL & Associates Properties, Inc.	14,334	249,698
Cedar Shopping Centers, Inc.	5,667	34,172
Chatham Lodging Trust	1,208	19,630
Chesapeake Lodging Trust	2,597	45,214
Cogdell Spencer, Inc.	4,463	26,510
Colonial Properties Trust	7,976	153,538
Colony Financial, Inc.	1,758	33,103
Coresite Realty Corp.	2,017	31,949
Cousins Properties, Inc.	9,416	78,624
CreXus Investment Corp.	1,405	16,045
Cypress Sharpridge Investments, Inc.	7,218	91,524
DCT Industrial Trust, Inc.	25,580	141,969
DiamondRock Hospitality Co.	16,920	188,996
DuPont Fabros Technology, Inc.	4,252	103,111
Dynex Capital, Inc.	3,620	36,417
EastGroup Properties, Inc.	2,797	122,984
Education Realty Trust, Inc.	7,340	58,940
Entertainment Properties Trust	4,826	225,953
Equity Lifestyle Properties, Inc.	2,715	156,520
Equity One, Inc.	4,154	77,971
Excel Trust, Inc.	1,391	16,400
Extra Space Storage, Inc.	9,054	187,508
FelCor Lodging Trust, Inc.*	9,993	61,257
First Industrial Realty Trust, Inc.*	7,870	93,574
First Potomac Realty Trust	5,162	81,301
Franklin Street Properties Corp.	7,181	101,037
Getty Realty Corp.	2,428	55,553
Gladstone Commercial Corp.	887	16,179
Glimcher Realty Trust	10,155	93,934
Government Properties Income Trust	2,809	75,450
Hatteras Financial Corp.	7,416	208,538
Healthcare Realty Trust, Inc.	6,983	158,514
Hersha Hospitality Trust	13,782	81,865
Highwoods Properties, Inc.	7,433	260,229
Home Properties, Inc.	3,852	227,075
Hudson Pacific Properties, Inc.	1,567	23,035
Inland Real Estate Corp.	7,720	73,649
Invesco Mortgage Capital, Inc.	7,312	159,767
Investors Real Estate Trust	7,791	74,014
iStar Financial, Inc.*	9,695	89,000
Kilroy Realty Corp.	5,639	218,962
Kite Realty Group Trust	5,032	26,720
LaSalle Hotel Properties	7,747	209,169
Lexington Realty Trust	10,790	100,886
LTC Properties, Inc.	3,102	87,911
Medical Properties Trust, Inc.	11,547	133,599
MFA Financial, Inc.	35,588	291,822
Mid-America Apartment Communities, Inc.	3,661	235,036
Mission West Properties, Inc.	1,847	12,135
Monmouth Real Estate Investment Corp.	2,467	20,254
MPG Office Trust, Inc.*	4,455	16,528
National Health Investors, Inc.	2,536	121,525
National Retail Properties, Inc.	8,649	225,998
Newcastle Investment Corp.*	7,278	43,959
NorthStar Realty Finance Corp.	6,999	37,445
Omega Healthcare Investors, Inc.	10,185	227,533
One Liberty Properties, Inc.	1,012	15,261
Parkway Properties, Inc.	2,239	38,063
Pebblebrook Hotel Trust	3,785	83,838
Pennsylvania Real Estate Investment Trust	5,742	81,938
Pennymac Mortgage Investment Trust	2,592	47,667
Post Properties, Inc.	5,046	198,055
Potlatch Corp.	4,148	166,750
PS Business Parks, Inc.	1,922	111,361
RAIT Financial Trust	9,191	22,610
Ramco-Gershenson Properties Trust	3,939	49,356
Redwood Trust, Inc.	8,087	125,753
Resource Capital Corp.	4,076	26,861
Retail Opportunity Investments Corp.	4,340	47,480
Sabra Healthcare REIT, Inc.	2,542	44,765
Saul Centers, Inc.	656	29,225
Sovran Self Storage, Inc.	2,863	113,232
Starwood Property Trust, Inc.	7,290	162,567
Strategic Hotels & Resorts, Inc.*	14,591	94,112
Summit Hotel Properties, Inc.*	2,826	28,090
Sun Communities, Inc.	1,971	70,266
Sunstone Hotel Investors, Inc.*	12,129	123,594
Tanger Factory Outlet Centers, Inc.	8,402	220,468
Terreno Realty Corp.*	909	15,662
Two Harbors Investment Corp.	7,019	73,489
UMH Properties, Inc.	1,025	10,188
Universal Health Realty Income Trust	1,173	47,542
Urstadt Biddle Properties, Inc.	2,125	40,417
U-Store-It Trust	9,702	102,065
Walter Investment Management Corp.	2,668	43,035
Washington Real Estate Investment Trust	6,628	206,065
Winthrop Realty Trust	2,311	28,310
		10,006,833

Real Estate Management & Development - 0.1%
Avatar Holdings, Inc.*	824	16,307
Consolidated-Tomoka Land Co.	562	18,209
Forestar Group, Inc.*	3,780	71,895
Kennedy-Wilson Holdings, Inc.*	1,927	20,927
Tejon Ranch Co.*	1,359	49,930
Thomas Properties Group, Inc.*	3,268	10,948
		188,216

Road & Rail - 1.1%
Amerco, Inc.*	887	86,039
Arkansas Best Corp.	2,627	68,092
Avis Budget Group, Inc.*	10,659	190,903
Celadon Group, Inc.*	2,068	33,584
Dollar Thrifty Automotive Group, Inc.*	2,974	198,455
Genesee & Wyoming, Inc.*	4,025	234,255
Heartland Express, Inc.	5,235	91,926
Knight Transportation, Inc.	6,172	118,811
Marten Transport Ltd.	1,597	35,613
Old Dominion Freight Line, Inc.*	4,336	152,150
PAM Transportation Services, Inc.*	426	5,176
Patriot Transportation Holding, Inc.*	453	12,118
Quality Distribution, Inc.*	828	9,812
RailAmerica, Inc.*	2,144	36,534
Roadrunner Transportation Systems, Inc.*	984	14,760
Saia, Inc.*	1,647	26,994
Universal Truckload Services, Inc.*	475	8,194
USA Truck, Inc.*	816	10,608
Werner Enterprises, Inc.	4,468	118,268
		1,452,292

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Analogic Technologies, Inc.*	4,464	16,874
Advanced Energy Industries, Inc.*	3,778	61,770
Alpha & Omega Semiconductor Ltd.*	471	5,977
Amkor Technology, Inc.*	10,892	73,412
Anadigics, Inc.*	6,771	30,334
Applied Micro Circuits Corp.*	6,796	70,542
ATMI, Inc.*	3,269	61,719
Axcelis Technologies, Inc.*	9,665	25,612
AXT, Inc.*	2,876	20,621
Brooks Automation, Inc.*	6,748	92,650
Cabot Microelectronics Corp.*	2,453	128,169
Cavium Networks, Inc.*	4,806	215,934
Ceva, Inc.*	2,178	58,218
Cirrus Logic, Inc.*	7,097	149,250
Cohu, Inc.	2,446	37,571
Conexant Systems, Inc.*	7,533	17,929
Cymer, Inc.*	3,123	176,699
Diodes, Inc.*	3,520	119,891
DSP Group, Inc.*	2,403	18,503
Energy Conversion Devices, Inc.*	4,751	10,737
Entegris, Inc.*	13,636	119,588
Entropic Communications, Inc.*	6,671	56,370
Evergreen Solar, Inc.*	3,330	4,495
Exar Corp.*	3,348	20,155
FEI Co.*	3,948	133,127
Formfactor, Inc.*	5,191	53,467
FSI International, Inc.*	2,985	13,074
GSI Technology, Inc.*	2,002	18,198
GT Solar International, Inc.*	5,571	59,387
Hittite Microwave Corp.*	2,836	180,852
Ikanos Communications, Inc.*	2,788	3,178
Inphi Corp.*	698	14,665
Integrated Device Technology, Inc.*	15,879	117,028
Integrated Silicon Solution, Inc.*	2,404	22,285
IXYS Corp.*	2,494	33,494
Kopin Corp.*	6,180	28,366
Kulicke & Soffa Industries, Inc.*	7,280	68,068
Lattice Semiconductor Corp.*	12,038	71,024
LTX-Credence Corp.*	5,082	46,399
Mattson Technology, Inc.*	4,642	11,326
MaxLinear, Inc.*	693	5,662
Micrel, Inc.	5,279	71,161
Microsemi Corp.*	8,618	178,479
Mindspeed Technologies, Inc.*	2,963	25,067
MIPS Technologies, Inc.*	5,075	53,237
MKS Instruments, Inc.	5,201	173,193
Monolithic Power Systems, Inc.*	3,357	47,636
MoSys, Inc.*	2,517	15,127
Nanometrics, Inc.*	1,653	29,903
Netlogic Microsystems, Inc.*	6,501	273,172
NVE Corp.*	488	27,494
Omnivision Technologies, Inc.*	5,754	204,440
PDF Solutions, Inc.*	2,096	13,938
Pericom Semiconductor Corp.*	2,352	24,390
Photronics, Inc.*	5,544	49,730
PLX Technology, Inc.*	3,845	14,034
Power Integrations, Inc.	2,559	98,086
RF Micro Devices, Inc.*	27,868	178,634
Rubicon Technology, Inc.*	1,629	45,091
Rudolph Technologies, Inc.*	2,894	31,660
Semtech Corp.*	6,446	161,279
Sigma Designs, Inc.*	3,229	41,816
Silicon Image, Inc.*	7,111	63,786
Spansion, Inc.*	1,088	20,313
Standard Microsystems Corp.*	2,327	57,384
Supertex, Inc.*	1,019	22,703
Tessera Technologies, Inc.*	5,213	95,189
Trident Microsystems, Inc.*	7,369	8,474
TriQuint Semiconductor, Inc.*	16,114	208,032
Ultra Clean Holdings, Inc.*	2,008	20,763
Ultratech, Inc.*	2,485	73,059
Veeco Instruments, Inc.*	4,209	213,986
Volterra Semiconductor Corp.*	2,572	63,863
Zoran Corp.*	5,320	55,275
		5,133,014

Software - 4.5%
Accelrys, Inc.*	5,709	45,672
ACI Worldwide, Inc.*	3,531	115,817
Actuate Corp.*	4,708	24,482
Advent Software, Inc.*	3,274	93,866
American Software, Inc.	1,795	13,247
Ariba, Inc.*	9,332	318,594
Aspen Technology, Inc.*	6,459	96,820
Blackbaud, Inc.	4,652	126,720
Blackboard, Inc.*	3,544	128,435
Bottomline Technologies, Inc.*	3,411	85,753
BroadSoft, Inc.*	798	38,057
CDC Corp.*	3,040	7,752
Commvault Systems, Inc.*	4,481	178,702
Concur Technologies, Inc.*	4,179	231,726
Convio, Inc.*	548	6,362
Deltek, Inc.*	2,049	15,572
DemandTec, Inc.*	1,564	20,582
Digimarc Corp.*	626	18,091
Ebix, Inc.*	2,790	65,983
Epicor Software Corp.*	5,079	56,225
EPIQ Systems, Inc.	3,399	48,810
ePlus, Inc.*	291	7,744
Fair Isaac Corp.	4,290	135,607
FalconStor Software, Inc.*	2,372	10,793
Fortinet, Inc.*	4,505	198,220
Guidance Software, Inc.*	1,234	10,341
Interactive Intelligence, Inc.*	1,211	46,878
JDA Software Group, Inc.*	4,327	130,935
Kenexa Corp.*	2,345	64,699
Lawson Software, Inc.*	14,405	174,300
Magma Design Automation, Inc.*	6,009	40,981
Manhattan Associates, Inc.*	2,357	77,121
Mentor Graphics Corp.*	11,077	162,057
MicroStrategy, Inc.*	863	116,056
Monotype Imaging Holdings, Inc.*	2,311	33,509
Motricity, Inc.*	565	8,492
Netscout Systems, Inc.*	3,174	86,714
NetSuite, Inc.*	1,698	49,378
Opnet Technologies, Inc.	1,379	53,767
Parametric Technology Corp.*	12,052	271,049
Pegasystems, Inc.	1,679	63,701
Progress Software Corp.*	6,967	202,670
PROS Holdings, Inc.*	2,009	29,271
QAD, Inc.*	409	4,405
QLIK Technologies, Inc.*	1,425	37,050
Quest Software, Inc.*	6,223	158,002
Radiant Systems, Inc.*	3,404	60,251
RealD, Inc.*	1,642	44,925
RealPage, Inc.*	1,507	41,789
Renaissance Learning, Inc.	1,221	14,347
Rosetta Stone, Inc.*	971	12,827
S1 Corp.*	5,376	35,912
Smith Micro Software, Inc.*	3,160	29,578
SolarWinds, Inc.*	3,627	85,089
Sourcefire, Inc.*	2,852	78,459
SRS Labs, Inc.*	917	7,831
SS&C Technologies Holdings, Inc.*	1,158	23,646
SuccessFactors, Inc.*	6,952	271,754
Synchronoss Technologies, Inc.*	2,405	83,574
Take-Two Interactive Software, Inc.*	7,312	112,385
Taleo Corp.*	4,128	147,163
TeleCommunication Systems, Inc.*	4,709	19,401
TeleNav, Inc.*	747	8,867
THQ, Inc.*	7,015	31,988
TIBCO Software, Inc.*	17,249	470,035
TiVo, Inc.*	11,989	105,024
Tyler Technologies, Inc.*	2,949	69,921
Ultimate Software Group, Inc.*	2,587	151,986
VASCO Data Security International, Inc.*	2,797	38,403
VirnetX Holding Corp.	3,513	69,944
Wave Systems Corp.*	7,430	23,256
Websense, Inc.*	4,191	96,267
		6,045,630

Specialty Retail - 2.9%
America's Car-Mart, Inc.*	926	23,872
ANN, Inc.*	5,554	161,677
Asbury Automotive Group, Inc.*	3,014	55,729
Ascena Retail Group, Inc.*	6,164	199,775
Barnes & Noble, Inc.	4,003	36,788
Bebe Stores, Inc.	3,035	17,755
Big 5 Sporting Goods Corp.	2,261	26,951
Body Central Corp.*	590	13,706
Books-A-Million, Inc.	554	2,288
Brown Shoe Co., Inc.	4,508	55,088
Build-A-Bear Workshop, Inc.*	1,790	10,830
Cabela's, Inc.*	4,174	104,392
Casual Male Retail Group, Inc.*	3,868	18,992
Cato Corp.	2,890	70,805
Charming Shoppes, Inc.*	12,029	51,244
Christopher & Banks Corp.	3,717	24,086
Citi Trends, Inc.*	1,540	34,327
Coldwater Creek, Inc.*	6,271	16,555
Collective Brands, Inc.*	6,276	135,436
Conn's, Inc.*	780	3,494
Destination Maternity Corp.	1,034	23,854
DSW, Inc.*	1,467	58,621
Express, Inc.	1,658	32,397
Finish Line, Inc.	5,277	104,748
Genesco, Inc.*	2,497	100,379
Group 1 Automotive, Inc.	2,547	109,012
Haverty Furniture Co.'s, Inc.	1,689	22,396
hhgregg, Inc.*	1,366	18,291
Hibbett Sports, Inc.*	2,991	107,108
HOT Topic, Inc.	4,130	23,541
Jos A Bank Clothiers, Inc.*	2,857	145,364
Kirkland's, Inc.*	1,736	26,804
Lithia Motors, Inc.	2,010	29,306
Lumber Liquidators Holdings, Inc.*	2,308	57,677
MarineMax, Inc.*	2,047	20,183
Men's Wearhouse, Inc.	5,464	147,856
Midas, Inc.*	1,479	11,344
Monro Muffler, Inc.	3,090	101,908
New York & Co., Inc.*	1,850	12,969
OfficeMax, Inc.*	8,806	113,950
Pacific Sunwear Of California, Inc.*	6,164	22,252
Penske Automotive Group, Inc.*	4,592	91,932
Pier 1 Imports, Inc.*	10,854	110,168
Rent-A-Center, Inc.	6,832	238,505
Rue21, Inc.*	1,524	43,891
Sally Beauty Holdings, Inc.*	9,787	137,116
Select Comfort Corp.*	5,671	68,392
Shoe Carnival, Inc.*	949	26,619
Sonic Automotive, Inc.	4,139	57,987
Stage Stores, Inc.	4,018	77,226
Stein Mart, Inc.	2,802	28,328
Systemax, Inc.*	1,000	13,520
Talbots, Inc.*	7,289	44,026
The Buckle, Inc.	2,711	109,524
The Childrens Place Retail Stores, Inc.*	2,670	133,046
The Pep Boys-Manny, Moe & Jack	5,445	69,206
Ulta Salon Cosmetics & Fragrance, Inc.*	3,259	156,856
Vitamin Shoppe, Inc.*	1,655	55,989
West Marine, Inc.*	1,507	15,718
Wet Seal, Inc.*	10,556	45,180
Winmark Corp.	223	10,287
Zumiez, Inc.*	2,133	56,375
		3,943,641

Textiles, Apparel & Luxury Goods - 2.0%
American Apparel, Inc.*	2,699	2,601
Carter's, Inc.*	6,167	176,561
Cherokee, Inc.	800	13,808
Columbia Sportswear Co.	1,185	70,413
CROCS, Inc.*	8,907	158,901
Culp, Inc.*	821	7,619
Deckers Outdoor Corp.*	4,017	346,065
Delta Apparel, Inc.*	555	7,931
G-III Apparel Group Ltd.*	1,600	60,128
Iconix Brand Group, Inc.*	7,494	160,971
Joe's Jeans, Inc.*	3,939	4,175
Jones Group, Inc.	9,046	124,382
Kenneth Cole Productions, Inc.*	718	9,312
K-Swiss, Inc.*	2,719	30,643
Lacrosse Footwear, Inc.	436	7,992
Liz Claiborne, Inc.*	9,811	52,881
Maidenform Brands, Inc.*	2,379	67,968
Movado Group, Inc.*	1,614	23,693
Oxford Industries, Inc.	1,434	49,028
Perry Ellis International, Inc.*	933	25,676
Quiksilver, Inc.*	13,454	59,467
RG Barry Corp.	783	10,249
Skechers U.S.A., Inc.*	3,592	73,780
Steven Madden Ltd.*	2,545	119,437
Timberland Co.*	4,054	167,390
True Religion Apparel, Inc.*	2,638	61,914
Under Armour, Inc.*	3,652	248,519
Unifi, Inc.*	1,199	20,383
Vera Bradley, Inc.*	1,298	54,789
Volcom, Inc.	2,004	37,134
Warnaco Group, Inc.*	4,610	263,646
Wolverine World Wide, Inc.	5,149	191,955
		2,709,411

Thrifts & Mortgage Finance - 1.3%
Abington Bancorp, Inc.	2,164	26,466
Astoria Financial Corp.	8,964	128,813
Bank Mutual Corp.	4,721	19,970
BankFinancial Corp.	1,984	18,233
Beneficial Mutual Bancorp, Inc.*	3,603	31,058
Berkshire Hills Bancorp, Inc.	1,302	27,147
BofI Holding, Inc.*	653	10,135
Brookline Bancorp, Inc.	6,129	64,538
Clifton Savings Bancorp, Inc.	836	9,923
Dime Community Bancshares, Inc.	2,772	40,915
Doral Financial Corp.*	1,956	2,152
ESB Financial Corp.	726	10,723
ESSA Bancorp, Inc.	1,473	19,444
Federal Agricultural Mortgage Corp., Class C	895	17,103
First Financial Holdings, Inc.	1,715	19,397
Flagstar Bancorp, Inc.*	4,352	6,528
Flushing Financial Corp.	3,234	48,187
Fox Chase Bancorp, Inc.	526	7,322
Heritage Financial Group, Inc.	132	1,680
Home Federal Bancorp, Inc.	1,548	18,235
Kaiser Federal Financial Group, Inc.	227	2,792
Kearny Financial Corp.	1,413	14,172
Meridian Interstate Bancorp, Inc.*	838	11,774
MGIC Investment Corp.*	20,811	185,010
NASB Financial, Inc.*	278	4,498
NewAlliance Bancshares, Inc.	11,002	163,270
Northwest Bancshares, Inc.	11,494	144,135
OceanFirst Financial Corp.	1,506	21,009
Ocwen Financial Corp.*	7,706	84,920
Oritani Financial Corp.	5,768	73,138
PMI Group, Inc.*	14,839	40,065
Provident Financial Services, Inc.	6,221	92,071
Provident New York Bancorp	4,034	41,631
Radian Group, Inc.	13,807	94,026
Rockville Financial, Inc.	1,073	11,191
Roma Financial Corp.	676	7,483
Territorial Bancorp, Inc.	1,270	25,298
Trustco Bank Corp. NY	7,981	47,327
United Financial Bancorp, Inc.	1,552	25,623
ViewPoint Financial Group, Inc.	1,461	18,993
Walker & Dunlop, Inc.*	1,163	14,130
Waterstone Financial, Inc.*	553	1,698
Westfield Financial, Inc.	2,745	24,870
WSFS Financial Corp.	490	23,079
		1,700,172

Tobacco - 0.2%
Alliance One International, Inc.*	9,249	37,181
Star Scientific, Inc.*	8,949	40,628
Universal Corp.	2,509	109,242
Vector Group Ltd.	4,709	81,419
		268,470

Trading Companies & Distributors - 1.0%
Aceto Corp.	2,638	21,025
Aircastle Ltd.	5,268	63,585
Applied Industrial Technologies, Inc.	4,395	146,178
Beacon Roofing Supply, Inc.*	4,729	96,803
BlueLinx Holdings, Inc.*	916	3,389
CAI International, Inc.*	1,034	26,739
DXP Enterprises, Inc.*	857	19,780
H&E Equipment Services, Inc.*	2,568	50,102
Houston Wire & Cable Co.	1,646	24,064
Interline Brands, Inc.*	3,424	69,850
Kaman Corp.	2,691	94,723
Lawson Products, Inc.	334	7,695
RSC Holdings, Inc.*	5,110	73,482
Rush Enterprises, Inc.*	3,309	65,518
SeaCube Container Leasing Ltd.	1,121	17,947
TAL International Group, Inc.	1,737	63,001
Textainer Group Holdings Ltd.	882	32,775
Titan Machinery, Inc.*	1,351	34,113
United Rentals, Inc.*	6,275	208,832
Watsco, Inc.	2,889	201,392
		1,320,993

Water Utilities - 0.2%
American States Water Co.	1,927	69,102
Artesian Resources Corp.	490	9,550
Cadiz, Inc.*	1,262	15,384
California Water Service Group	2,045	76,013
Connecticut Water Service, Inc.	883	23,267
Consolidated Water Co., Inc.	1,510	16,459
Middlesex Water Co.	1,560	28,376
SJW Corp.	1,344	31,113
York Water Co.	1,309	22,790
		292,054

Wireless Telecommunication Services - 0.1%
FiberTower Corp.*	4,250	8,543
ICO Global Communications Holdings Ltd.*	8,726	23,298
NTELOS Holdings Corp.	3,052	56,187
Shenandoah Telecommunications Co.	2,464	44,500
USA Mobility, Inc.	2,298	33,298
		165,826

Total Equity Securities (Cost $108,045,287)		130,661,935

EXCHANGE TRADED FUNDS - 1.1%
iShares Russell 2000 Index Fund	16,600	1,397,222

Total Exchange Traded Funds (Cost $1,184,505)		1,397,222

U.S. TREASURY - 0.2%	PRINCIPAL AMOUNT
United States Treasury Bills, 9/22/11 ^	$300,000	299,788

Total U.S. Treasury (Cost $299,788)		299,788

TOTAL INVESTMENTS (Cost $109,529,580) - 98.8%		132,358,945
Other assets and liabilities, net - 1.2%		1,596,082
NET ASSETS - 100%		$133,955,027

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	25	6/11	$2,104,250	$108,050

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by 300,000 units of U.S. Treasury Bills.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 98.5%	SHARES	VALUE
Australia - 8.6%
AGL Energy Ltd.	7,607	$112,753
Alumina Ltd.	41,243	105,090
Amcor Ltd.	20,642	150,950
AMP Ltd.	47,771	268,681
Asciano Ltd.	49,456	89,134
ASX Ltd.	2,933	104,568
Australia & New Zealand Banking Group Ltd.	43,332	1,068,671
Bendigo and Adelaide Bank Ltd.	6,107	60,283
BGP Holdings plc*	77,172	-
BHP Billiton Ltd.	56,723	2,735,572
Billabong International Ltd.	3,520	27,527
BlueScope Steel Ltd.	30,817	63,043
Boral Ltd.	12,494	64,707
Brambles Ltd.	24,036	176,267
Caltex Australia Ltd.	2,346	37,908
CFS Retail Property Trust	35,752	68,139
Coca-Cola Amatil Ltd.	9,561	116,265
Cochlear Ltd.	955	82,093
Commonwealth Bank of Australia	26,176	1,420,727
Computershare Ltd.	7,513	72,061
Crown Ltd.	7,641	64,504
CSL Ltd.	9,309	344,518
CSR Ltd.	8,778	29,823
Dexus Property Group	81,480	71,737
Fairfax Media Ltd.	36,796	49,166
Fortescue Metals Group Ltd.	21,004	139,456
Foster's Group Ltd.	32,627	193,308
Goodman Fielder Ltd.	23,995	30,570
Goodman Group	107,659	76,387
GPT Group	29,793	96,899
Harvey Norman Holdings Ltd.	9,233	28,691
Incitec Pivot Ltd.	27,464	123,176
Insurance Australia Group Ltd.	35,138	130,661
Leighton Holdings Ltd.	2,286	69,827
Lend Lease Group	9,080	85,304
MacArthur Coal Ltd.	3,048	36,623
Macquarie Atlas Roads Group*	3,795	7,528
Macquarie Group Ltd.	5,823	220,752
MAp Group	6,470	20,373
Metcash Ltd.	12,940	55,758
Mirvac Group	55,206	71,192
National Australia Bank Ltd.	36,117	967,049
Newcrest Mining Ltd.	12,921	532,934
OneSteel Ltd.	22,506	56,881
Orica Ltd.	6,103	166,698
Origin Energy Ltd.:
Common	14,884	250,061
Warrants (strick price 3.20 AUD/share, expires 4/13/11)*	2,976	9,864
OZ Minerals Ltd.	52,756	87,158
Paladin Energy Ltd.*	11,514	43,054
Qantas Airways Ltd.*	19,293	43,564
QBE Insurance Group Ltd.	17,494	320,186
QR National Ltd.*	28,868	100,170
Ramsay Health Care Ltd.	2,220	43,897
Rio Tinto Ltd.	7,365	646,530
Santos Ltd.	14,085	226,863
Sims Metal Management Ltd.	2,835	51,418
Sonic Healthcare Ltd.	6,236	77,382
SP AusNet	23,512	21,431
Stockland	40,277	154,777
Suncorp Group Ltd.	21,657	190,226
TABCORP Holdings Ltd.	11,504	89,250
Tatts Group Ltd.	22,284	54,011
Telstra Corp. Ltd.	73,608	215,006
Toll Holdings Ltd.	11,285	69,316
Transurban Group	21,518	119,688
Wesfarmers Ltd.	2,567	85,590
Wesfarmers Ltd. PPS	16,988	559,207
Westfield Group	37,055	358,484
Westfield Retail Trust	48,805	132,447
Westpac Banking Corp.	50,320	1,268,115
Woodside Petroleum Ltd.	10,509	509,429
Woolworths Ltd.	20,969	583,825
WorleyParsons Ltd.	3,237	103,872
		16,909,075

Austria - 0.3%
Erste Group Bank AG	3,193	161,253
IMMOFINANZ AG*	16,766	75,766
OMV AG	2,535	114,665
Raiffeisen Bank International AG	827	45,935
Telekom Austria AG	5,615	82,192
Verbund AG	1,312	58,340
Vienna Insurance Group AG Wiener Versicherung Gruppe	667	38,127
Voestalpine AG	1,857	87,263
		663,541

Belgium - 0.9%
Ageas	37,759	107,382
Anheuser-Busch InBev NV	12,203	695,724
Bekaert NV	653	74,551
Belgacom SA	2,570	99,644
Colruyt SA	1,274	67,150
Delhaize Group	1,709	139,261
Dexia SA*	9,629	37,532
Groupe Bruxelles Lambert SA	1,363	127,384
KBC Groep NV*	2,722	102,449
Mobistar SA	469	32,543
Nationale A Portefeuille	469	32,313
Solvay SA	1,002	118,801
UCB SA	1,704	64,762
Umicore SA	1,926	95,601
		1,795,097

Bermuda - 0.1%
Seadrill Ltd.	4,722	170,668

Cyprus - 0.0%
Bank of Cyprus plc	14,250	51,743

Denmark - 1.1%
A P Moller - Maersk A/S:
Series A	9	82,779
Series B	22	207,120
Carlsberg A/S, Series B	1,807	194,734
Coloplast A/S, Series B	395	57,258
Danske Bank A/S*	7,677	170,138
DSV A/S	3,535	87,354
Novo Nordisk A/S, Series B	7,087	891,141
Novozymes A/S, Series B	779	119,367
Pandora A/S*	921	47,042
Tryg A/S	444	26,133
Vestas Wind Systems A/S*	3,442	149,420
William Demant Holding A/S*	409	35,448
		2,067,934

Finland - 1.1%
Elisa Oyj	2,312	50,928
Fortum Oyj*	7,507	255,124
Kesko Oyj, Series B*	1,130	52,892
Kone Oyj, Series B	2,631	151,511
Metso Oyj	2,159	116,185
Neste Oil Oyj	2,228	45,981
Nokia Oyj	63,296	541,816
Nokian Renkaat Oyj	1,827	77,820
Orion Oyj, Class B*	1,615	39,217
Outokumpu Oyj	2,226	38,583
Pohjola Bank plc	2,401	32,762
Rautaruukki Oyj	1,463	35,111
Sampo Oyj	7,100	226,690
Sanoma Oyj	1,398	31,667
Stora Enso Oyj, Series R	9,832	117,214
UPM-Kymmene Oyj*	8,788	185,976
Wartsila Oyj	2,666	104,179
		2,103,656

France - 9.5%
Accor SA	2,499	112,381
Aeroports de Paris	516	47,573
Air France-KLM*	2,348	39,132
Air Liquide SA	4,780	635,688
Alcatel-Lucent*	39,179	225,120
Alstom SA	3,476	205,719
Atos Origin SA*	787	46,186
AXA SA	29,028	607,100
BioMerieux	205	21,520
BNP Paribas	16,228	1,187,948
Bouygues	3,900	187,444
Bureau Veritas SA	829	65,166
Cap Gemini SA	2,486	144,519
Carrefour SA	10,126	448,691
Casino Guichard-Perrachon SA	932	88,293
Christian Dior SA	1,075	151,456
Cie de Saint-Gobain	6,740	413,040
Cie Generale de Geophysique - Veritas*	2,429	87,666
Cie Generale des Etablissements Michelin, Common Series B	2,944	248,876
Cie Generale d'Optique Essilor International SA	3,396	252,405
CNP Assurances SA	2,582	54,861
Credit Agricole SA	16,264	267,137
Dassault Systemes SA	1,000	76,920
Edenred*	2,667	80,556
EDF SA	4,374	181,283
Eiffage SA	704	42,329
Eramet	91	33,663
Eurazeo SA	503	39,368
Eutelsat Communications SA	1,674	66,923
Fonciere Des Regions	422	45,006
France Telecom SA	31,337	702,729
GDF Suez	21,020	857,174
Gecina SA	326	45,001
Groupe Danone	9,855	644,331
Groupe Eurotunnel SA	8,063	85,854
Icade SA	404	49,900
Iliad SA	282	33,839
Imerys SA	655	48,060
JC Decaux SA*	1,154	38,760
Klepierre SA	1,602	65,078
Lafarge SA	3,389	211,578
Lagardere SCA	1,994	85,202
Legrand SA	2,668	111,088
L'Oreal SA	4,051	472,316
LVMH Moet Hennessy Louis Vuitton SA	4,138	655,605
Metropole Television SA	1,120	29,294
Natixis*	14,745	83,469
Neopost SA	542	47,518
PagesJaunes Groupe	2,198	22,032
Pernod-Ricard SA	3,345	312,666
PPR SA	1,283	196,812
PSA Peugeot Citroen SA*	2,571	101,670
Publicis Groupe	2,088	117,206
Renault SA*	3,248	179,718
Safran SA	2,819	99,722
Sanofi-Aventis SA	17,723	1,243,717
Schneider Electric SA	4,115	703,908
SCOR SE	2,815	76,722
Societe BIC SA	464	41,279
Societe Generale Groupe	10,628	691,177
Societe Television Francaise 1	2,040	37,486
Sodexo	1,593	116,433
Suez Environnement SA	4,552	94,266
Technip SA	1,663	177,500
Thales SA	1,513	60,400
Total SA	35,723	2,176,508
Unibail-Rodamco*	1,542	334,309
Vallourec SA	1,839	206,484
Veolia Environnement SA	5,839	181,708
Vinci SA	7,367	460,764
Vivendi	20,778	593,851
		18,597,103

Germany - 8.4%
Adidas AG	3,536	222,962
Allianz SE	7,671	1,077,500
Axel Springer AG	250	40,442
BASF SE	15,523	1,343,747
Bayer AG	13,976	1,083,159
Bayerische Motoren Werke AG:
Common	5,596	466,320
Preferred	907	51,466
Beiersdorf AG	1,703	104,025
Brenntag AG*	478	53,128
Celesio AG	1,330	32,692
Commerzbank AG*	14,280	111,381
Continental AG*	845	76,311
Daimler AG*	15,245	1,077,931
Deutsche Bank AG	15,740	926,178
Deutsche Boerse AG	3,295	250,273
Deutsche Lufthansa AG*	3,869	82,070
Deutsche Post AG	14,304	258,073
Deutsche Telekom AG	47,914	738,738
E.ON AG	30,438	930,383
Fraport AG Frankfurt Airport Services Worldwide	638	46,794
Fresenius Medical Care AG & Co. KGaA	3,249	218,391
Fresenius SE & Co. KGaA	1,852	171,456
GEA Group AG	2,796	92,166
Hannover Rueckversicherung AG	1,048	57,267
HeidelbergCement AG	2,376	166,096
Henkel AG & Co. KGaA:
Common	2,195	114,775
Preferred	3,011	186,677
Hochtief AG	769	82,788
Infineon Technologies AG	18,367	188,484
K+S AG	2,426	183,304
Kabel Deutschland Holding AG*	912	48,380
Lanxess AG	1,406	105,258
Linde AG	2,854	451,162
MAN SE	1,787	223,052
Merck KGAA	1,092	98,633
Metro AG	2,191	149,838
Muenchener Rueckversicherungs AG	3,185	501,454
Porsche Automobil Holding SE:
Preferred	1,478	96,874
Warrant (stick price 6.12 EUR/share, expires 4/12/11)*	1,478	12,824
ProSiebenSat.1 Media AG	1,294	37,910
Puma AG Rudolf Dassler Sport	91	26,712
RWE AG:
Common	7,077	451,159
Preferred	677	41,147
Salzgitter AG	731	57,753
SAP AG	14,505	888,792
Siemens AG	13,906	1,907,534
Suedzucker AG	1,152	32,157
ThyssenKrupp AG	5,652	231,124
TUI AG*	2,404	28,755
United Internet AG	2,086	37,576
Volkswagen AG:
Common	498	76,499
Preferred	2,875	466,715
Wacker Chemie AG	271	61,002
		16,467,287

Greece - 0.2%
Alpha Bank AE*	8,823	56,941
Coca Cola Hellenic Bottling Co. SA	3,090	83,055
EFG Eurobank Ergasias SA*	5,617	35,055
Hellenic Telecommunications Organization SA	4,260	47,614
National Bank of Greece SA*	16,159	143,937
OPAP SA	3,774	80,884
Public Power Corp. SA	2,016	35,115
		482,601

Guernsey - 0.1%
Resolution Ltd.	24,524	116,458

Hong Kong - 2.8%
AIA Group Ltd.*	132,317	407,566
ASM Pacific Technology Ltd.	3,427	42,973
Bank of East Asia Ltd.	25,754	109,801
BOC Hong Kong Holdings Ltd.	62,544	203,911
Cathay Pacific Airways Ltd.	19,946	47,817
Cheung Kong Holdings Ltd.	23,488	383,643
Cheung Kong Infrastructure Holdings Ltd.	7,837	37,041
CLP Holdings Ltd.	32,534	264,234
Esprit Holdings Ltd.	19,595	89,969
Foxconn International Holdings Ltd.*	37,252	22,374
Genting Singapore plc*	102,913	167,411
Hang Lung Group Ltd.	13,580	84,794
Hang Lung Properties Ltd.	41,498	181,194
Hang Seng Bank Ltd.	12,925	208,784
Henderson Land Development Co. Ltd.:
Common	18,299	126,851
Warrants (strick price 58.00 HKD/share, expires 6/1/11)*	1,801	109
Hong Kong & China Gas Co. Ltd.	72,836	174,423
Hong Kong Exchanges and Clearing Ltd.	17,307	375,504
Hopewell Holdings	9,903	29,548
Hutchison Whampoa Ltd.	36,029	426,765
Hysan Development Co. Ltd.	10,957	45,094
Kerry Properties Ltd.	12,123	60,807
Li & Fung Ltd.	47,585	243,574
Lifestyle International Holdings Ltd.	10,208	24,498
Link REIT	37,220	116,800
MTR Corp.	24,210	89,362
New World Development Ltd.	43,043	76,173
Noble Group Ltd.	50,217	85,276
NWS Holdings Ltd.	22,018	33,698
Orient Overseas International Ltd.	3,807	39,953
PCCW Ltd.	64,748	26,897
Power Assets Holdings Ltd.	23,447	156,356
Shangri-La Asia Ltd.	21,960	56,147
Sino Land Co.	44,070	78,557
SJM Holdings Ltd.	25,567	45,114
Sun Hung Kai Properties Ltd.	23,890	378,533
Swire Pacific Ltd.	13,009	191,068
Wharf Holdings Ltd.	25,607	177,181
Wheelock & Co. Ltd.	15,453	58,033
Wing Hang Bank Ltd.	3,077	36,408
Yue Yuen Industrial Holdings Ltd.	12,898	40,807
		5,445,048

Ireland - 0.3%
CRH plc	11,962	274,524
Elan Corp. plc*	8,640	59,498
Experian plc	17,319	214,573
Kerry Group plc	2,369	88,272
Ryanair Holdings plc	3,031	14,441
The Governor & Co. of the Bank of Ireland*	59,065	18,431
		669,739

Israel - 0.7%
Bank Hapoalim BM*	16,756	87,182
Bank Leumi Le-Israel BM	19,924	102,061
Bezeq Israeli Telecommunication Corp Ltd.	29,392	87,194
Cellcom Israel Ltd.	859	28,199
Delek Group Ltd.	69	18,684
Elbit Systems Ltd.	407	22,674
Israel Chemicals Ltd.	7,491	123,388
Israel Corp Ltd.*	40	47,948
Israel Discount Bank Ltd.*	12,432	26,227
Makhteshim-Agan Industries Ltd.*	3,991	21,121
Mizrahi Tefahot Bank Ltd.	2,133	24,097
NICE Systems Ltd.*	1,085	40,078
Partner Communications Co. Ltd.	1,480	28,147
Teva Pharmaceutical Industries Ltd.	15,759	790,951
		1,447,951

Italy - 2.8%
A2A SpA	19,061	30,902
Assicurazioni Generali SpA	19,735	427,719
Atlantia SpA	5,074	116,375
Autogrill SpA*	1,990	28,043
Banca Carige SpA	9,831	23,301
Banca Monte dei Paschi di Siena SpA*	38,562	48,160
Banco Popolare SC	25,961	77,476
Enel Green Power SpA*	25,352	70,408
Enel SpA	111,253	701,900
ENI SpA	44,003	1,081,632
Exor SpA	1,114	34,304
Fiat Industrial SpA*	12,922	185,668
Fiat SpA	12,922	117,119
Finmeccanica SpA	6,840	86,152
Intesa Sanpaolo SpA	130,178	385,538
Intesa Sanpaolo SpA-RSP	16,209	42,878
Luxottica Group SpA	1,964	64,183
Mediaset SpA	11,978	76,181
Mediobanca SpA	8,004	81,968
Parmalat SpA	29,211	97,947
Pirelli & C. SpA	4,134	36,355
Prelios SpA*	4,134	3,225
Prysmian SpA	3,164	67,946
Saipem SpA	4,474	238,035
Snam Rete Gas SpA	24,140	135,796
Telecom Italia SpA	158,312	243,636
Telecom Italia SpA - RSP	101,852	137,099
Terna Rete Elettrica Nazionale SpA	22,013	105,472
UniCredit SpA	228,027	564,068
Unione di Banche Italiane SCPA:
Common	10,262	87,770
Warrants (strike price 12.30 EUR/share, expires 6/30/11)*	5,007	6
		5,397,262

Japan - 20.0%
77 Bank Ltd.	5,996	30,281
ABC-Mart, Inc.	458	16,739
Advantest Corp.	2,698	48,829
Aeon Co. Ltd.	10,146	118,168
Aeon Credit Service Co. Ltd.	1,364	18,869
Aeon Mall Co. Ltd.	1,416	30,554
Air Water, Inc.	2,531	30,976
Aisin Seiki Co. Ltd.	3,237	112,945
Ajinomoto Co., Inc.	11,240	117,737
Alfresa Holdings Corp.	675	26,056
All Nippon Airways Co. Ltd.	14,484	43,398
Amada Co. Ltd.	6,203	52,010
Aozora Bank Ltd.	8,605	19,545
Asahi Breweries Ltd.	6,538	109,243
Asahi Glass Co. Ltd.	17,048	215,443
Asahi Kasei Corp.	21,335	144,605
Asics Corp.	2,607	35,025
Astellas Pharma, Inc.	7,513	279,570
Bank of Kyoto Ltd.	5,603	49,824
Bank of Yokohama Ltd.	20,704	98,805
Benesse Holdings, Inc.	1,201	49,407
Bridgestone Corp.	10,994	231,515
Brother Industries Ltd.	3,987	58,863
Canon Marketing Japan, Inc.	1,050	13,104
Canon, Inc.	19,161	838,019
Casio Computer Co. Ltd.	4,122	32,769
Central Japan Railway Co.	25	199,046
Chiba Bank Ltd.	12,865	72,431
Chiyoda Corp.	2,715	24,995
Chubu Electric Power Co., Inc.	10,961	244,990
Chugai Pharmaceutical Co. Ltd.	3,783	65,450
Chugoku Bank Ltd.	3,041	34,683
Chugoku Electric Power Co., Inc.	5,017	93,224
Citizen Holdings Co. Ltd.	4,263	24,671
Coca-Cola West Co. Ltd.	965	18,479
Cosmo Oil Co. Ltd.	10,315	32,277
Credit Saison Co. Ltd.	2,578	41,674
Dai Nippon Printing Co. Ltd.	9,471	115,913
Daicel Chemical Industries Ltd.	4,757	29,483
Daido Steel Co. Ltd.	4,909	28,053
Daihatsu Motor Co. Ltd.	3,341	48,922
Dai-ichi Life Insurance Co. Ltd.	135	204,694
Daiichi Sankyo Co. Ltd.	11,384	220,886
Daikin Industries Ltd.	3,963	119,268
Dainippon Sumitomo Pharma Co. Ltd.	2,766	25,899
Daito Trust Construction Co. Ltd.	1,291	89,373
Daiwa House Industry Co. Ltd.	8,111	100,150
Daiwa Securities Group, Inc.	28,088	129,632
Dena Co. Ltd.	1,393	50,574
Denki Kagaku Kogyo K K	8,353	41,376
Denso Corp.	8,218	274,033
Dentsu, Inc.	2,821	73,175
Dowa Holdings Co. Ltd.	4,310	26,973
East Japan Railway Co.	5,746	321,074
Eisai Co. Ltd.	4,260	153,580
Electric Power Development Co. Ltd.	1,970	60,978
Elpida Memory, Inc.*	3,177	41,109
FamilyMart Co. Ltd.	1,103	41,644
Fanuc Ltd.	3,238	492,527
Fast Retailing Co. Ltd.	896	112,690
Fuji Electric Co. Ltd.	9,732	30,923
Fuji Heavy Industries Ltd.	9,923	64,259
Fuji Media Holdings, Inc.	8	11,250
FUJIFILM Holdings Corp.	7,828	243,626
Fujitsu Ltd.	31,488	178,801
Fukuoka Financial Group, Inc.	13,451	56,229
Furukawa Electric Co. Ltd.	11,055	44,877
Gree, Inc.	1,528	25,753
GS Yuasa Corp.	6,470	43,227
Gunma Bank Ltd.	6,882	36,667
Hachijuni Bank Ltd.	7,458	43,160
Hakuhodo DY Holdings, Inc.	405	21,481
Hamamatsu Photonics KK	1,164	46,338
Hankyu Hanshin Holdings, Inc.	19,340	89,725
Hino Motors Ltd.	4,494	22,098
Hirose Electric Co. Ltd.	556	60,188
Hiroshima Bank Ltd.	8,695	37,923
Hisamitsu Pharmaceutical Co., Inc.	1,157	46,898
Hitachi Chemical Co. Ltd.	1,811	36,999
Hitachi Construction Machinery Co. Ltd.	1,682	42,329
Hitachi High-Technologies Corp.	1,197	23,992
Hitachi Ltd.	76,364	399,488
Hitachi Metals Ltd.	2,867	36,301
Hokkaido Electric Power Co., Inc.	3,092	60,256
Hokuhoku Financial Group, Inc.	21,772	42,613
Hokuriku Electric Power Co.	2,979	67,808
Honda Motor Co. Ltd.	27,601	1,042,082
HOYA Corp.	7,352	168,589
Ibiden Co. Ltd.	2,167	68,777
Idemitsu Kosan Co. Ltd.	382	44,952
IHI Corp.	22,952	56,292
INPEX Corp.	36	274,447
Isetan Mitsukoshi Holdings Ltd.	6,335	57,327
Isuzu Motors Ltd.	20,075	79,796
Ito En Ltd.	951	16,649
ITOCHU Corp.	25,448	267,793
Itochu Techno-Solutions Corp.	504	16,398
Iyo Bank Ltd.	4,221	35,341
J Front Retailing Co. Ltd.	8,389	35,068
Japan Petroleum Exploration Co.	496	24,929
Japan Prime Realty Investment Corp.	11	29,849
Japan Real Estate Investment Corp.	8	76,066
Japan Retail Fund Investment Corp.	27	42,472
Japan Steel Works Ltd.	5,488	43,164
Japan Tobacco, Inc.	76	275,921
JFE Holdings, Inc.	7,788	229,020
JGC Corp.	3,502	82,377
Joyo Bank Ltd.	11,434	45,172
JS Group Corp.	4,232	110,440
JSR Corp.	3,113	62,771
JTEKT Corp.	3,531	46,159
Jupiter Telecommunications Co. Ltd.	42	41,457
JX Holdings, Inc.	37,960	256,827
Kajima Corp.	14,703	41,389
Kamigumi Co. Ltd.	4,292	36,869
Kaneka Corp.	5,171	36,173
Kansai Electric Power Co., Inc.	12,795	279,953
Kansai Paint Co. Ltd.	3,791	33,023
Kao Corp.	9,129	228,859
Kawasaki Heavy Industries Ltd.	23,986	106,065
Kawasaki Kisen Kaisha Ltd.	11,974	44,412
KDDI Corp.	49	304,881
Keikyu Corp.	7,923	57,338
Keio Corp.	9,777	58,707
Keisei Electric Railway Co. Ltd.	4,795	27,633
Keyence Corp.	700	180,053
Kikkoman Corp.	2,742	25,972
Kinden Corp.	2,312	21,145
Kintetsu Corp.	27,474	88,626
Kirin Holdings Co. Ltd.	14,143	186,762
Kobe Steel Ltd.	42,119	109,916
Koito Manufacturing Co. Ltd.	1,677	27,008
Komatsu Ltd.	16,036	547,320
Konami Corp.	1,621	30,160
Konica Minolta Holdings, Inc.	8,087	68,100
Kubota Corp.	19,560	185,273
Kuraray Co. Ltd.	5,823	75,417
Kurita Water Industries Ltd.	1,907	56,655
Kyocera Corp.	2,748	279,880
Kyowa Hakko Kirin Co. Ltd.	4,509	42,492
Kyushu Electric Power Co., Inc.	6,411	125,865
Lawson, Inc.	1,038	50,289
Mabuchi Motor Co. Ltd.	436	20,860
Makita Corp.	1,893	88,509
Marubeni Corp.	27,905	201,946
Marui Group Co. Ltd.	3,877	25,153
Maruichi Steel Tube Ltd.	817	20,284
Matsui Securities Co. Ltd.	2,106	11,501
Mazda Motor Corp.	25,577	56,549
McDonald’s Holdings Company (Japan), Ltd.	1,155	28,020
Medipal Holdings Corp.	2,550	22,675
MEIJI Holdings Co. Ltd.	1,194	48,253
Minebea Co. Ltd.	5,898	32,707
Miraca Holdings, Inc.	938	36,094
Mitsubishi Chemical Holdings Corp.	21,640	136,737
Mitsubishi Corp.	22,942	640,003
Mitsubishi Electric Corp.	32,662	387,509
Mitsubishi Estate Co. Ltd.	19,975	339,553
Mitsubishi Gas Chemical Co., Inc.	6,723	48,491
Mitsubishi Heavy Industries Ltd.	51,318	236,843
Mitsubishi Logistics Corp.	1,987	22,326
Mitsubishi Materials Corp.	18,890	64,359
Mitsubishi Motors Corp.*	65,520	80,742
Mitsubishi Tanabe Pharma Corp.	3,795	61,897
Mitsubishi UFJ Financial Group, Inc.	215,223	998,497
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,012	40,776
Mitsui & Co. Ltd.	29,370	529,065
Mitsui Chemicals, Inc.	15,101	53,639
Mitsui Engineering & Shipbuilding Co. Ltd.	12,278	29,519
Mitsui Fudosan Co. Ltd.	14,152	234,755
Mitsui Mining & Smelting Co. Ltd.	9,960	34,776
Mitsui OSK Lines Ltd.	19,368	112,085
Mitsumi Electric Co. Ltd.	1,368	18,296
Mizuho Financial Group, Inc.	346,100	577,042
Mizuho Trust & Banking Co. Ltd.	26,207	23,747
MS&AD Insurance Group Holdings	9,098	208,187
Murata Manufacturing Co. Ltd.	3,426	247,937
Nabtesco Corp.	1,612	40,743
Namco Bandai Holdings, Inc.	3,259	35,712
NEC Corp.*	42,395	92,709
NGK Insulators Ltd.	4,279	76,874
NGK Spark Plug Co. Ltd.	2,793	38,333
NHK Spring Co. Ltd.	2,545	25,336
Nidec Corp.	1,839	159,971
Nikon Corp.	5,420	112,303
Nintendo Co. Ltd.	1,676	454,992
Nippon Building Fund, Inc.	8	78,289
Nippon Electric Glass Co. Ltd.	5,887	83,785
Nippon Express Co. Ltd.	14,363	55,356
Nippon Meat Packers, Inc.	3,176	40,252
Nippon Paper Group, Inc.	1,717	36,759
Nippon Sheet Glass Co. Ltd.	15,068	43,691
Nippon Steel Corp.	86,287	277,303
Nippon Telegraph & Telephone Corp.	8,082	364,701
Nippon Yusen Kabushiki Kaisha	25,868	101,572
Nishi-Nippon City Bank Ltd.	11,772	33,992
Nissan Chemical Industries Ltd.	2,419	25,134
Nissan Motor Co. Ltd.	42,024	374,699
Nisshin Seifun Group, Inc.	3,279	37,992
Nisshin Steel Co. Ltd.	12,101	26,170
Nisshinbo Holdings, Inc.	2,175	21,206
Nissin Foods Holdings Co. Ltd.	1,123	39,781
Nitori Holdings Co. Ltd.	628	55,463
Nitto Denko Corp.	2,789	148,598
NKSJ Holdings, Inc.	23,868	156,582
NOK Corp.	1,805	32,144
Nomura Holdings, Inc.	59,716	313,839
Nomura Real Estate Holdings, Inc.	1,654	25,199
Nomura Real Estate Office Fund, Inc.	4	27,208
Nomura Research Institute Ltd.	1,760	39,040
NSK Ltd.	7,453	64,562
NTN Corp.	8,330	40,155
NTT Data Corp.	21	65,230
NTT DoCoMo, Inc.	259	457,482
NTT Urban Development Corp.	20	16,842
Obayashi Corp.	11,288	50,460
Obic Co. Ltd.	121	23,070
Odakyu Electric Railway Co. Ltd.	10,588	89,672
OJI Paper Co. Ltd.	14,391	68,677
Olympus Corp.	3,668	102,546
Omron Corp.	3,435	97,028
Ono Pharmaceutical Co. Ltd.	1,429	70,613
Oracle Corp. Japan	662	27,713
Oriental Land Co. Ltd.	845	67,482
ORIX Corp.	1,769	166,491
Osaka Gas Co. Ltd.	32,832	131,693
Otsuka Corp.	275	17,775
Otsuka Holdings Co. Ltd.	4,244	105,369
Panasonic Corp.	33,168	423,967
Rakuten, Inc.	121	109,349
Resona Holdings, Inc.	31,058	148,592
Ricoh Co. Ltd.	11,331	133,612
Rinnai Corp.	612	40,815
Rohm Co. Ltd.	1,656	104,238
Sankyo Co. Ltd.	933	48,076
Santen Pharmaceutical Co. Ltd.	1,285	51,465
Sapporo Hokuyo Holdings, Inc.	5,554	26,841
Sapporo Holdings Ltd.	4,451	16,670
SBI Holdings, Inc.	345	43,641
Secom Co. Ltd.	3,548	165,676
Sega Sammy Holdings, Inc.	3,350	58,525
Seiko Epson Corp.	2,257	36,321
Sekisui Chemical Co. Ltd.	7,502	59,004
Sekisui House Ltd.	9,724	91,636
Senshu Ikeda Holdings, Inc.	11,399	15,562
Seven & I Holdings Co. Ltd.	12,735	326,491
Seven Bank Ltd.	10	20,237
Sharp Corp.	16,895	168,399
Shikoku Electric Power Co., Inc.	2,954	80,765
Shimadzu Corp.	4,374	39,053
Shimamura Co. Ltd.	384	34,007
Shimano, Inc.	1,122	56,324
Shimizu Corp.	10,280	45,954
Shin-Etsu Chemical Co. Ltd.	6,938	346,607
Shinko Electric Industries Co. Ltd.	1,174	12,085
Shinko Securities Co. Ltd.	9,897	26,425
Shinsei Bank Ltd.	16,117	19,083
Shionogi & Co. Ltd.	5,044	86,474
Shiseido Co. Ltd.	5,746	99,967
Shizuoka Bank Ltd.	10,130	84,202
Showa Denko KK	24,723	49,882
Showa Shell Sekiyu KK	3,275	34,345
SMC Corp.	911	150,678
Softbank Corp.	13,722	550,405
Sojitz Corp.	21,755	43,631
Sony Corp.	16,979	546,479
Sony Financial Holdings, Inc.	2,800	55,817
Square Enix Holdings Co. Ltd.	1,103	19,243
Stanley Electric Co. Ltd.	2,534	42,096
Sumco Corp.*	2,016	40,846
Sumitomo Chemical Co. Ltd.	26,580	133,269
Sumitomo Corp.	19,023	273,267
Sumitomo Electric Industries Ltd.	12,748	177,274
Sumitomo Heavy Industries Ltd.	9,214	60,447
Sumitomo Metal Industries Ltd.	56,860	127,775
Sumitomo Metal Mining Co. Ltd.	8,847	152,955
Sumitomo Mitsui Financial Group, Inc.	22,705	709,377
Sumitomo Mitsui Trust Holdings, Inc.	16,818	59,941
Sumitomo Realty & Development Co. Ltd.	6,035	121,327
Sumitomo Rubber Industries, Inc.	2,972	30,521
Sumitomo Trust & Banking Co. Ltd.	24,065	127,797
Suruga Bank Ltd.	3,589	32,001
Suzuken Co. Ltd.	1,143	30,298
Suzuki Motor Corp.	5,652	126,943
Sysmex Corp.	1,160	41,231
T&D Holdings, Inc.	4,607	114,104
Taisei Corp.	17,839	44,183
Taisho Pharmaceutical Co. Ltd.	2,350	51,105
Taiyo Nippon Sanso Corp.	4,554	38,129
Takashimaya Co. Ltd.	4,600	29,511
Takeda Pharmaceutical Co. Ltd.	12,679	594,352
TDK Corp.	2,080	123,513
Teijin Ltd.	15,811	71,061
Terumo Corp.	2,851	151,041
THK Co. Ltd.	2,094	52,926
Tobu Railway Co. Ltd.	13,787	56,634
Toho Co. Ltd.	1,806	26,031
Toho Gas Co. Ltd.	7,298	37,826
Tohoku Electric Power Co., Inc.	7,224	122,626
Tokio Marine Holdings, Inc.	12,238	328,831
Tokuyama Corp.	5,470	29,343
Tokyo Electric Power Co., Inc.	24,041	135,352
Tokyo Electron Ltd.	2,900	160,644
Tokyo Gas Co. Ltd.	43,413	199,311
Tokyo Steel Manufacturing Co. Ltd.	1,752	20,553
Tokyo Tatemono Co. Ltd.	6,775	25,456
Tokyu Corp.	19,220	80,112
Tokyu Land Corp.	7,880	34,464
TonenGeneral Sekiyu KK	4,912	60,947
Toppan Printing Co. Ltd.	9,457	74,952
Toray Industries, Inc.	24,361	178,065
Toshiba Corp.	68,041	334,574
Tosoh Corp.	8,882	32,086
TOTO Ltd.	4,845	39,160
Toyo Seikan Kaisha Ltd.	2,635	43,423
Toyo Suisan Kaisha Ltd.	1,638	35,740
Toyoda Gosei Co. Ltd.	1,130	23,659
Toyota Boshoku Corp.	1,141	16,501
Toyota Industries Corp.	3,028	92,044
Toyota Motor Corp.	46,621	1,886,920
Toyota Tsusho Corp.	3,590	59,508
Trend Micro, Inc.	1,707	45,681
Tsumura & Co.	1,045	32,952
Ube Industries Ltd.	16,665	53,355
Unicharm Corp.	2,060	75,287
UNY Co. Ltd.	3,279	30,583
Ushio, Inc.	1,820	35,775
USS Co. Ltd.	381	29,782
West Japan Railway Co.	28	108,590
Yahoo! Japan Corp.	245	88,090
Yakult Honsha Co. Ltd.	1,681	43,178
Yamada Denki Co. Ltd.	1,388	94,076
Yamaguchi Financial Group, Inc.	3,676	34,197
Yamaha Corp.	2,743	31,251
Yamaha Motor Co. Ltd.*	4,433	77,766
Yamato Holdings Co. Ltd.	6,724	104,796
Yamato Kogyo Co. Ltd.	750	25,100
Yamazaki Baking Co. Ltd.	2,106	24,655
Yaskawa Electric Corp.	3,947	47,019
Yokogawa Electric Corp.*	3,735	28,609
		39,207,061

Jersey - 0.1%
Randgold Resources Ltd.*	1,526	121,666

Luxembourg - 0.6%
ArcelorMittal	14,510	525,329
Millicom International Cellular SA (SDR)	1,285	122,938
SES SA (FDR)	5,065	130,573
Subsea 7 SA	4,753	119,994
Tenaris SA	7,981	196,180
		1,095,014

Macao - 0.1%
Sands China Ltd.*	40,806	91,107
Wynn Macau Ltd.	27,052	75,672
		166,779

Netherlands - 4.8%
Aegon NV*	26,408	197,923
Akzo Nobel NV	3,915	269,211
ASML Holding NV*	7,289	321,534
Corio NV	999	69,942
Delta Lloyd NV	1,295	34,496
European Aeronautic Defence and Space Co. NV*	6,896	200,908
Fugro NV (CVA)	1,131	99,750
Heineken Holding NV	1,947	93,674
Heineken NV	4,380	239,526
ING Groep NV (CVA)*	64,744	820,159
James Hardie Industries NV (CDI)*	7,553	47,723
Koninklijke Ahold NV	20,144	270,522
Koninklijke Boskalis Westminster NV	1,200	63,513
Koninklijke DSM NV	2,606	160,255
Koninklijke KPN NV	26,625	453,934
Koninklijke Philips Electronics NV*	16,666	533,179
Koninklijke Vopak NV	1,188	57,208
QIAGEN NV*	3,927	78,510
Randstad Holding NV*	1,862	103,793
Reed Elsevier NV	11,620	149,655
Royal Dutch Shell plc:
Series A	59,927	2,177,377
Series B	45,563	1,652,553
SBM Offshore NV	2,833	82,295
TNT NV	6,319	162,228
Unilever NV (CVA)	27,532	864,012
Wolters Kluwer NV	5,047	118,118
		9,321,998

New Zealand - 0.1%
Auckland International Airport Ltd.	15,945	26,978
Contact Energy Ltd.*	5,257	23,371
Fletcher Building Ltd.	10,258	73,184
Sky City Entertainment Group Ltd.	9,997	25,810
Telecom Corp. of New Zealand Ltd.	33,321	51,159
		200,502

Norway - 0.8%
Aker Solutions ASA	2,857	65,622
DnB NOR ASA	16,517	253,267
Norsk Hydro ASA	15,036	123,254
Orkla ASA	13,043	126,339
Renewable Energy Corp. ASA*	8,666	30,398
StatoilHydro ASA	18,862	522,548
Telenor ASA	14,010	230,396
Yara International ASA	3,203	162,189
		1,514,013

Portugal - 0.3%
Banco Comercial Portugues SA	48,964	40,003
Banco Espirito Santo SA	9,126	37,409
Brisa Auto-Estradas de Portugal SA	3,129	21,183
Cimpor Cimentos de Portugal SGPS SA	3,504	25,417
Energias de Portugal SA	32,312	125,945
Galp Energia SGPS SA, B Shares	3,910	83,771
Jeronimo Martins SGPS SA	3,722	59,920
Portugal Telecom SGPS SA	9,849	113,770
		507,418

Singapore - 1.5%
Ascendas REIT	26,021	42,123
CapitaLand Ltd.	43,234	113,214
CapitaMall Trust	37,641	56,154
CapitaMalls Asia Ltd.	23,630	33,377
City Developments Ltd.	9,221	84,293
ComfortDelgro Corp. Ltd.	32,641	40,406
Cosco Corp. Singapore Ltd.	17,516	28,494
DBS Group Holdings Ltd.	28,940	336,202
Fraser and Neave Ltd.	16,552	78,938
Global Logistic Properties Ltd.*	26,659	39,559
Golden Agri-Resources Ltd.	112,840	61,784
Hutchison Port Holdings Trust*	88,154	87,273
Jardine Cycle & Carriage Ltd.	1,854	53,846
Keppel Corp. Ltd.	21,640	211,214
Keppel Land Ltd.	12,432	44,294
Neptune Orient Lines Ltd.*	15,712	24,188
Olam International Ltd.	21,068	46,810
Oversea-Chinese Banking Corp. Ltd.	41,136	312,715
SembCorp Industries Ltd.	16,596	68,612
SembCorp Marine Ltd.	14,427	66,857
Singapore Airlines Ltd.	9,065	98,404
Singapore Exchange Ltd.	14,479	90,192
Singapore Press Holdings Ltd.	25,596	80,026
Singapore Technologies Engineering Ltd.	28,157	72,839
Singapore Telecommunications Ltd.	134,653	322,688
StarHub Ltd.	10,436	22,360
United Overseas Bank Ltd.	20,609	307,451
UOL Group Ltd.	8,174	30,810
Wilmar International Ltd.	32,416	140,447
Yangzijiang Shipbuilding Holdings Ltd.	25,402	36,484
		3,032,054

Spain - 3.6%
Abertis Infraestructuras SA	4,996	108,633
Acciona SA	441	47,964
Acerinox SA	1,733	34,229
ACS Actividades de Construccion y Servicios SA	2,393	112,281
Amadeus IT Holding SA*	3,404	65,181
Banco Bilbao Vizcaya Argentaria SA	72,215	876,901
Banco de Sabadell SA	17,491	76,586
Banco de Valencia SA*	3,792	16,996
Banco Popular Espanol SA	14,646	86,170
Banco Santander SA	140,816	1,636,216
Bankinter SA	4,938	33,900
Criteria Caixacorp SA	14,209	100,307
EDP Renovaveis SA*	3,790	27,244
Enagas SA	3,026	68,330
Ferrovial SA	7,438	93,368
Fomento de Construcciones y Contratas SA	860	28,495
Gas Natural SDG SA	5,452	102,502
Gestevision Telecinco SA*	2,828	32,403
Grifols SA	2,407	41,993
Iberdrola Renovables SA	14,685	63,425
Iberdrola SA	70,117	610,249
Inditex SA	3,687	296,102
Indra Sistemas SA	1,569	31,490
International Consolidated Airlines Group SA:
London Exchange*	10,027	36,529
OTC*	8,454	31,140
Mapfre SA	13,111	49,448
Red Electrica de Espana SA	1,829	104,030
Repsol YPF SA	12,380	424,508
Telefonica SA	69,425	1,739,515
Zardoya Otis SA	2,429	40,310
		7,016,445

Sweden - 3.1%
Alfa Laval AB	5,706	123,913
Assa Abloy AB, Series B	5,274	151,623
Atlas Copco AB:
Series A	11,349	301,645
Series B	6,595	159,410
Boliden AB	4,622	99,567
Electrolux AB, Series B*	4,054	104,476
Getinge AB, Series B	3,382	83,462
Hennes & Mauritz AB, B Shares	17,281	573,729
Hexagon AB, B Shares	4,295	102,524
Holmen AB, Series B	918	31,728
Husqvarna AB, Series B	7,080	60,671
Industrivarden AB, C Shares	1,989	35,349
Investor AB, Series B	7,698	186,803
Kinnevik Investment AB, Series B	3,668	85,465
Modern Times Group AB, Series B	851	64,702
Nordea Bank AB	44,424	486,231
Ratos AB, Series B	1,717	67,774
Sandvik AB	17,042	321,499
Scania AB, Series B	5,408	125,322
Securitas AB, Series B	5,292	62,994
Skandinaviska Enskilda Banken AB	23,840	212,599
Skanska AB, Series B	6,749	142,073
SKF AB, Series B	6,586	191,741
SSAB AB*	3,138	49,680
Svenska Cellulosa AB, Series B	9,684	155,846
Svenska Handelsbanken AB	8,271	271,191
Swedbank AB	12,071	206,497
Swedish Match AB	3,904	129,798
Tele2 AB, Series B	5,323	122,931
Telefonaktiebolaget LM Ericsson, Series B	50,901	656,293
TeliaSonera AB:
Common	37,948	327,892
Rights*	10,000	550
Volvo AB, Series B*	23,295	409,574
		6,105,552

Switzerland - 8.1%
ABB Ltd.*	37,401	900,825
Actelion Ltd.*	1,723	99,422
Adecco SA	2,079	137,102
Aryzta AG	1,428	73,279
Baloise Holding AG	845	83,956
Compagnie Financiere Richemont SA	8,822	510,981
Credit Suisse Group AG	19,038	811,282
GAM Holding AG*	3,591	68,417
Geberit AG	658	143,684
Givaudan SA*	140	141,162
Holcim Ltd.	4,146	313,247
Julius Baer Group Ltd.	3,492	151,972
Kuehne + Nagel International AG	912	127,953
Lindt & Spruengli AG:
Participation Certificate	14	40,552
Registered Shares	1	32,607
Logitech International SA*	3,076	55,549
Lonza Group AG	767	64,524
Nestle SA	58,664	3,372,267
Novartis AG	35,664	1,939,928
Pargesa Holding SA	469	45,062
Roche Holding AG	11,874	1,700,916
Schindler Holding AG:
Participation Certificates	821	98,961
Registered Shares	374	45,285
SGS SA	92	164,232
Sika AG	34	82,114
Sonova Holding AG	775	69,258
STMicroelectronics NV	10,770	133,513
Straumann Holding AG	135	34,815
Swatch Group AG:
Bearer Shares	521	231,006
Registered Shares	733	58,422
Swiss Life Holding AG*	515	85,355
Swiss Reinsurance	5,952	341,497
Swisscom AG	393	175,711
Syngenta AG	1,598	520,802
Transocean Ltd.*	5,407	426,232
UBS AG*	61,509	1,106,745
Xstrata plc	34,772	813,062
Zurich Financial Services AG	2,465	691,944
		15,893,641

United Kingdom - 18.4%
3i Group plc	16,402	78,679
Admiral Group plc	3,400	84,794
Aggreko plc	4,400	111,287
AMEC plc	5,595	107,121
Anglo American plc	22,289	1,147,160
Antofagasta plc	6,665	145,577
ARM Holdings plc	22,217	205,016
Associated British Foods plc	6,021	95,855
AstraZeneca plc	23,908	1,098,498
Autonomy Corp. plc*	3,675	93,716
Aviva plc	47,415	329,335
Babcock International Group plc	6,252	62,308
BAE Systems plc	58,252	303,735
Balfour Beatty plc	11,917	65,752
Barclays plc	193,387	861,396
BG Group plc	57,151	1,422,559
BHP Billiton plc	37,302	1,472,658
BP plc	317,561	2,313,756
British American Tobacco plc	33,748	1,355,096
British Land Co. plc	14,765	130,918
British Sky Broadcasting Group plc	19,256	254,950
BT Group plc	131,054	390,358
Bunzl plc	5,555	66,372
Burberry Group plc	7,351	138,500
Cable & Wireless Worldwide plc	45,647	38,423
Cairn Energy plc*	23,642	175,329
Capita Group plc	10,457	124,690
Capital & Counties Properties plc	7,880	21,309
Capital Shopping Centres Group plc	8,107	49,830
Carnival plc	2,929	115,259
Centrica plc	86,963	453,997
Cobham plc	19,502	72,048
Compass Group plc	31,795	286,002
Diageo plc	42,343	805,257
Essar Energy plc*	5,507	41,812
Eurasian Natural Resources Corp.	4,353	65,423
FirstGroup plc	8,362	43,789
Fresnillo plc	3,030	75,031
G4S plc	23,841	97,719
GlaxoSmithKline plc	87,763	1,675,369
Hammerson plc	11,959	85,771
Home Retail Group plc	14,888	46,137
HSBC Holdings plc	298,118	3,066,767
ICAP plc	9,391	79,576
Imperial Tobacco Group plc	17,209	532,197
Inmarsat plc	7,395	71,682
Intercontinental Hotels Group plc	4,875	99,986
International Power plc	25,744	127,251
Intertek Group plc	2,694	87,939
Invensys plc	13,648	75,609
Investec plc	8,171	62,642
ITV plc*	62,446	77,517
J Sainsbury plc	20,473	110,167
Johnson Matthey plc	3,628	108,297
Kazakhmys plc	3,618	80,941
Kingfisher plc	39,918	157,529
Land Securities Group plc	12,881	151,630
Legal & General Group plc	99,128	183,267
Lloyds TSB Group plc*	690,341	643,576
London Stock Exchange Group plc	2,592	34,630
Lonmin plc	2,734	74,722
Man Group plc	29,766	117,466
Marks & Spencer Group plc	26,752	144,555
National Grid plc	58,516	557,822
Next plc	3,188	101,302
Old Mutual plc	91,744	200,240
Pearson plc	13,717	242,371
Petrofac Ltd.	4,381	104,689
Prudential plc	42,913	486,559
Reckitt Benckiser Group plc	10,414	535,147
Reed Elsevier plc	20,513	177,770
Rexam plc	14,820	86,431
Rio Tinto plc	24,500	1,721,772
Rolls-Royce Group plc*	31,338	311,312
Royal Bank of Scotland Group plc*	293,927	192,410
RSA Insurance Group plc	58,234	122,896
SABMiller plc	16,053	568,711
Sage Group plc	22,237	99,246
Schroders plc	1,942	54,104
Scottish & Southern Energy plc	15,602	315,740
Segro plc	12,533	64,666
Serco Group plc	8,328	74,578
Severn Trent plc	4,005	93,905
Shire plc	9,500	276,108
Smith & Nephew plc	15,021	169,468
Smiths Group plc	6,603	137,441
Standard Chartered plc	39,492	1,024,834
Standard Life plc	38,195	126,763
TalkTalk Telecom Group plc	3,841	8,494
Tesco plc	135,577	828,983
Thomas Cook Group plc	14,920	40,849
TUI Travel plc	9,717	35,399
Tullow Oil plc	14,991	348,364
Unilever plc	21,692	661,436
United Utilities Group plc	11,519	109,346
Vedanta Resources plc	2,015	76,931
Vodafone Group plc	882,572	2,499,939
Weir Group plc	3,557	98,813
Whitbread plc	2,975	78,778
William Morrison Supermarkets plc	35,859	158,833
Wolseley plc*	4,806	161,894
WPP plc	21,227	261,798
		35,912,679

United States - 0.1%
Synthes, Inc. (e)	1,003	136,011

Total Equity Securities (Cost $171,619,108)		192,615,996

EXCHANGE TRADED FUNDS - 0.8%
iShares MSCI EAFE Index Fund	25,393	1,525,865

Total Exchange Traded Funds (Cost $1,498,622)		1,525,865

TOTAL INVESTMENTS (Cost $173,117,730) - 99.3%		194,141,861
Other assets and liabilities, net - 0.7%		1,402,060
NET ASSETS - 100%		$195,543,921

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

Abbreviations:

CDI: CHESS Depositary Receipts

CVA: Certificaten Van Aandelen

FDR: Fiduciary Depositary Receipts

REIT: Real Estate Investment Trust

SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NASDAQ-100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 96.1%	SHARES	VALUE
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	4,636	$343,666
Expeditors International of Washington, Inc.	5,891	295,375
		639,041

Biotechnology - 6.3%
Amgen, Inc.*	12,272	655,938
Biogen Idec, Inc.*	7,393	542,572
Celgene Corp.*	13,184	758,476
Cephalon, Inc.*	2,089	158,304
Genzyme Corp.*	9,264	705,454
Gilead Sciences, Inc.*	22,109	938,306
Vertex Pharmaceuticals, Inc.*	6,033	289,162
		4,048,212

Chemicals - 0.3%
Sigma-Aldrich Corp.	3,325	211,603

Commercial Services & Supplies - 0.4%
Stericycle, Inc.*	2,533	224,601

Communications Equipment - 8.0%
Cisco Systems, Inc.	55,721	955,615
F5 Networks, Inc.*	2,193	224,936
QUALCOMM, Inc.	55,953	3,067,903
Research In Motion Ltd.*	14,667	829,712
		5,078,166

Computers & Peripherals - 21.9%
Apple, Inc.*	36,274	12,639,675
Dell, Inc.*	20,054	290,984
NetApp, Inc.*	10,668	513,984
SanDisk Corp.*	6,786	312,767
Seagate Technology plc*	12,756	183,686
		13,941,096

Diversified Consumer Services - 0.3%
Apollo Group, Inc.*	4,084	170,344

Electronic Equipment & Instruments - 0.5%
Flextronics International Ltd.*	23,470	175,321
FLIR Systems, Inc.	4,737	163,947
		339,268

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	6,491	475,920
Whole Foods Market, Inc.	5,122	337,540
		813,460

Health Care Equipment & Supplies - 0.8%
DENTSPLY International, Inc.	3,853	142,522
Intuitive Surgical, Inc.*	1,097	365,806
		508,328

Health Care Providers & Services - 1.5%
Express Scripts, Inc.*	13,307	740,002
Henry Schein, Inc.*	2,598	182,302
		922,304

Health Care Technology - 0.4%
Cerner Corp.*	2,336	259,763

Hotels, Restaurants & Leisure - 2.7%
Ctrip.com International Ltd. (ADR)*	4,319	179,195
Starbucks Corp.	29,280	1,081,896
Wynn Resorts Ltd.	3,818	485,841
		1,746,932

Household Durables - 0.3%
Garmin Ltd.	5,445	184,368

Internet & Catalog Retail - 4.7%
Amazon.com, Inc.*	8,451	1,522,279
Expedia, Inc.	7,574	171,627
Liberty Media Corp. - Interactive*	15,622	250,577
Netflix, Inc.*	1,423	337,720
priceline.com, Inc.*	1,465	741,935
		3,024,138

Internet Software & Services - 8.0%
Akamai Technologies, Inc.*	5,267	200,146
Baidu, Inc. (ADR)*	7,856	1,082,635
eBay, Inc.*	27,336	848,510
Google, Inc.*	4,306	2,524,220
VeriSign, Inc.	4,583	165,950
Yahoo!, Inc.*	17,693	294,589
		5,116,050

IT Services - 3.2%
Automatic Data Processing, Inc.	9,905	508,225
Cognizant Technology Solutions Corp.*	8,355	680,097
Fiserv, Inc.*	5,159	323,572
Infosys Technologies Ltd. (ADR)	3,038	217,825
Paychex, Inc.	9,688	303,816
		2,033,535

Leisure Equipment & Products - 0.4%
Mattel, Inc.	11,257	280,637

Life Sciences - Tools & Services - 1.0%
Illumina, Inc.*	3,536	247,768
Life Technologies Corp.*	5,147	269,806
QIAGEN NV*	6,709	134,515
		652,089

Machinery - 1.4%
Joy Global, Inc.	2,881	284,671
PACCAR, Inc.	11,551	604,695
		889,366

Media - 4.3%
Comcast Corp.	40,956	1,012,432
DIRECTV*	16,255	760,734
News Corp.	40,368	708,862
Virgin Media, Inc.	9,325	259,142
		2,741,170

Multiline Retail - 0.7%
Dollar Tree, Inc.*	3,727	206,923
Sears Holdings Corp.*	3,216	265,802
		472,725

Pharmaceuticals - 2.3%
Mylan, Inc.*	12,493	283,217
Teva Pharmaceutical Industries Ltd. (ADR)	20,325	1,019,705
Warner Chilcott plc	7,168	166,871
		1,469,793

Semiconductors & Semiconductor Equipment - 8.1%
Altera Corp.	12,700	559,054
Applied Materials, Inc.	19,263	300,888
Broadcom Corp.*	12,481	491,502
First Solar, Inc.*	2,121	341,142
Intel Corp.	54,250	1,094,223
KLA-Tencor Corp.	5,719	270,909
Lam Research Corp.*	3,588	203,296
Linear Technology Corp.	8,549	287,503
Marvell Technology Group Ltd.*	17,538	272,716
Maxim Integrated Products, Inc.	8,232	210,739
Microchip Technology, Inc.	4,422	168,080
Micron Technology, Inc.*	28,825	330,335
NVIDIA Corp.*	16,031	295,932
Xilinx, Inc.	9,776	320,653
		5,146,972

Software - 12.1%
Activision Blizzard, Inc.	29,802	326,928
Adobe Systems, Inc.*	14,003	464,339
Autodesk, Inc.*	6,688	295,008
BMC Software, Inc.*	5,837	290,332
CA, Inc.	13,884	335,715
Check Point Software Technologies Ltd.*	5,810	296,601
Citrix Systems, Inc.*	6,303	463,018
Electronic Arts, Inc.*	9,488	185,301
Intuit, Inc.*	11,044	586,436
Microsoft Corp.	81,650	2,070,644
Oracle Corp.	59,461	1,984,214
Symantec Corp.*	22,530	417,706
		7,716,242

Specialty Retail - 2.1%
Bed Bath & Beyond, Inc.*	9,673	466,916
O'Reilly Automotive, Inc.*	3,972	228,231
Ross Stores, Inc.	3,401	241,879
Staples, Inc.	13,725	266,540
Urban Outfitters, Inc.*	4,582	136,681
		1,340,247

Trading Companies & Distributors - 0.4%
Fastenal Co.	3,980	258,023

Wireless Telecommunication Services - 1.7%
Millicom International Cellular SA	2,980	286,587
NII Holdings, Inc.*	4,687	195,307
Vodafone Group plc (ADR)	21,425	615,969
		1,097,863

Total Equity Securities (Cost $40,326,551)		61,326,336

EXCHANGE TRADED FUNDS - 2.4%
Powershares QQQ Trust, Series 1	26,500	1,521,895

Total Exchange Traded Funds (Cost $1,246,394)		1,521,895

U.S. TREASURY - 0.2%	PRINCIPAL AMOUNT
United States Treasury Bills, 9/22/11 ^	$100,000	99,929

Total U.S. Treasury (Cost $99,929)		99,929

TOTAL INVESTMENTS (Cost $41,672,874) - 98.7%		62,948,160
Other assets and liabilities, net - 1.3%		831,601
NET ASSETS - 100%		$63,779,761

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	19	6/11	$887,775	$42,541

^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

ASSET-BACKED SECURITIES - 0.1%	PRINCIPAL AMOUNT	VALUE
Residential Asset Securities Corp., STEP, 4.61% to 3/25/13, 5.11% thereafter to 5/25/33 (r)	$83,702	$54,397

Total Asset-Backed Securities (Cost $82,816)		54,397

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Banc of America Commercial Mortgage, Inc.:
6.186%, 6/11/35	464,927	476,478
5.689%, 4/10/49 (r)	550,000	583,765
Bear Stearns Commercial Mortgage Securities:
4.24%, 8/13/39 (r)	141,616	143,820
4.254%, 7/11/42	47,750	47,877
DBUBS Mortgage Trust, 3.742%, 11/10/46 (e)	947,899	960,327

Total Commercial Mortgage-Backed Securities (Cost $2,112,694)		2,212,267

CORPORATE BONDS - 19.0%
Alcoa, Inc.:
5.72%, 2/23/19	149,000	154,948
6.15%, 8/15/20	500,000	528,677
American Express Credit Corp., 2.75%, 9/15/15	200,000	196,211
Apache Corp., 5.625%, 1/15/17	100,000	112,467
AstraZeneca plc, 6.45%, 9/15/37	350,000	396,148
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	807,585
Bank of America Corp.:
7.375%, 5/15/14	100,000	112,864
5.65%, 5/1/18	250,000	261,666
BB&T Corp., 5.20%, 12/23/15	405,000	432,031
BBVA Bancomer SA, 4.50%, 3/10/16 (e)	600,000	601,687
BlackRock, Inc., 3.50%, 12/10/14	100,000	104,630
BorgWarner, Inc., 5.75%, 11/1/16	500,000	539,789
BP Capital Markets plc:
3.625%, 5/8/14	200,000	207,660
4.50%, 10/1/20	400,000	396,294
CA, Inc., 5.375%, 12/1/19	100,000	103,157
Camden Property Trust, 5.875%, 11/30/12	100,000	106,071
Citigroup, Inc.:
6.50%, 8/19/13	125,000	136,669
4.587%, 12/15/15	250,000	257,553
6.125%, 5/15/18	200,000	218,142
Coca-Cola Co., 5.35%, 11/15/17	100,000	112,871
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	109,900
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	222,045
Covidien International Finance SA, 4.20%, 6/15/20	200,000	198,459
CSX Corp., 3.70%, 10/30/20	300,000	282,576
Deere & Co., 6.55%, 10/1/28	250,000	288,769
Deutsche Bank AG, 4.875%, 5/20/13	150,000	159,484
DIRECTV Holdings LLC, 5.20%, 3/15/20	300,000	308,599
Discovery Communications LLC, 5.05%, 6/1/20	200,000	207,839
Emerson Electric Co., 4.75%, 10/15/15	200,000	218,522
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	207,648
Ensco plc, 4.70%, 3/15/21	700,000	693,321
General Electric Capital Corp., 3.75%, 11/14/14	250,000	260,422
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	213,456
5.375%, 3/15/20	150,000	151,622
GTE Corp., 6.94%, 4/15/28	80,000	88,782
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	1,200,000	1,199,920
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	781,290
Honeywell International, Inc., 4.25%, 3/1/13	100,000	106,105
Hospira, Inc., 6.40%, 5/15/15	250,000	280,623
JPMorgan Chase & Co.:
4.75%, 5/1/13	250,000	265,576
2.60%, 1/15/16	1,000,000	961,264
Kimco Realty Corp., 4.30%, 2/1/18	300,000	300,686
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	600,000	604,147
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	208,613
4.75%, 7/15/20	800,000	796,881
Lockheed Martin Corp., 5.72%, 6/1/40 (e)	154,000	157,295
McDonald's Corp., 4.30%, 3/1/13	100,000	105,634
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	197,298
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	106,636
Morgan Stanley, 5.95%, 12/28/17	250,000	266,709
National City Bank, 4.625%, 5/1/13	500,000	526,434
NBCUniversal Media LLC, 5.15%, 4/30/20 (e)	200,000	205,808
Northern Trust Corp.:
5.50%, 8/15/13	100,000	109,495
3.45%, 11/4/20	100,000	94,954
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	490,534
Oracle Corp., 5.75%, 4/15/18	250,000	279,954
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	252,116
Pitney Bowes, Inc., 5.75%, 9/15/17	180,000	193,358
Procter & Gamble Co., 4.85%, 12/15/15	1,000,000	1,110,208
Progressive Corp., 6.375%, 1/15/12	165,000	172,452
Shell International Finance BV, 4.00%, 3/21/14	300,000	319,544
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	269,880
TCI Communications, Inc., 8.75%, 8/1/15	100,000	121,528
Time Warner Cable, Inc., 5.00%, 2/1/20	100,000	101,048
Time Warner, Inc., 4.875%, 3/15/20	100,000	101,763
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	279,649
US Bancorp, 2.45%, 7/27/15	1,000,000	987,235
US Bank NA, 4.95%, 10/30/14	100,000	107,992
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	105,534
Walgreen Co., 4.875%, 8/1/13	100,000	108,196
Wal-Mart Stores, Inc.:
2.25%, 7/8/15	500,000	499,676
3.25%, 10/25/20	200,000	186,643
6.50%, 8/15/37	250,000	282,281
Wells Fargo & Co., 4.375%, 1/31/13	125,000	131,634
Williams Partners LP, 3.80%, 2/15/15	100,000	103,518

Total Corporate Bonds (Cost $22,439,770)		22,878,675

SOVEREIGN GOVERNMENT BONDS - 0.1%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	111,649

Total Sovereign Government Bonds (Cost $104,903)		111,649

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 11.3%
Fannie Mae:
6.125%, 3/15/12	1,000,000	1,055,215
1.75%, 8/10/12	1,000,000	1,016,221
2.625%, 11/20/14	1,100,000	1,134,115
2.375%, 7/28/15	1,000,000	1,011,848
Federal Farm Credit Bank, 4.25%, 2/1/12	750,000	774,432
Federal Home Loan Bank:
1.875%, 6/21/13	1,400,000	1,427,174
4.875%, 5/17/17	1,000,000	1,115,180
Freddie Mac:
5.25%, 4/18/16	300,000	339,698
5.00%, 2/16/17	1,000,000	1,119,723
4.875%, 6/13/18	1,500,000	1,665,982
3.75%, 3/27/19	2,900,000	2,985,870

Total U.S. Government Agencies And Instrumentalities (Cost $13,504,839)		13,645,458

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.0%
Fannie Mae:
5.00%, 12/1/16	388,171	414,643
5.00%, 11/1/17	63,790	68,299
5.50%, 8/1/18	247,484	268,738
4.61%, 12/1/19	491,836	505,078
5.00%, 6/1/20	154,205	165,204
6.50%, 4/1/23	58,357	65,390
6.50%, 8/1/32	222,285	250,395
5.50%, 7/1/33	317,123	341,484
5.50%, 7/1/33	459,707	495,022
6.00%, 8/1/33	71,679	78,879
5.50%, 11/1/33	328,656	353,903
5.50%, 3/1/34	596,388	641,457
6.00%, 6/1/34	336,797	370,839
5.00%, 7/1/34	739,249	779,076
5.00%, 10/1/34	493,768	519,955
5.50%, 3/1/35	1,170,446	1,260,790
5.50%, 6/1/35	644,742	695,682
5.50%, 9/1/35	479,245	516,237
5.50%, 2/1/36	276,415	297,044
5.50%, 4/1/36	1,509,994	1,617,581
6.50%, 9/1/36	885,585	999,659
5.50%, 11/1/36	392,880	422,960
7.50%, 11/1/36	141,425	161,463
5.284%, 5/1/38	636,202	693,779
5.50%, 6/1/38	658,434	707,336
5.749%, 9/1/38 (r)	1,141,795	1,217,849
4.00%, 3/1/39	1,270,755	1,252,091
4.50%, 5/1/40	1,843,226	1,882,413
4.50%, 7/1/40	1,370,042	1,396,758
Freddie Mac:
4.50%, 9/1/18	224,531	237,575
5.00%, 11/1/20	295,408	315,785
5.00%, 2/1/33	726,676	763,711
5.00%, 4/1/35	363,351	381,075
6.00%, 8/1/36	333,183	363,528
6.50%, 10/1/37	235,903	261,423
4.00%, 11/1/39	1,810,782	1,779,659
5.00%, 1/1/40	2,659,370	2,780,537
4.50%, 4/1/40	2,185,835	2,225,317
6.00%, 4/1/40	723,065	787,599
4.50%, 5/1/40	903,432	919,751
4.50%, 5/1/40	1,815,104	1,847,889
Ginnie Mae:
4.50%, 7/20/33	990,034	1,032,976
5.50%, 7/20/34	426,074	463,577
6.00%, 11/20/37	757,737	834,742
5.00%, 5/15/39	1,332,698	1,415,742
5.00%, 10/15/39	1,424,660	1,513,434
4.50%, 8/15/40	979,428	1,012,423

Total U.S. Government Agency Mortgage-Backed Securities (Cost $37,020,060)		37,376,747

U.S. TREASURY - 29.4%
United States Treasury Bonds:
6.25%, 8/15/23	1,000,000	1,242,031
5.50%, 8/15/28	1,000,000	1,157,969
5.375%, 2/15/31	1,000,000	1,143,750
4.50%, 2/15/36	1,000,000	1,009,531
3.50%, 2/15/39	1,000,000	838,281
3.875%, 8/15/40	1,000,000	894,688
United States Treasury Notes:
1.125%, 1/15/12	1,000,000	1,006,719
1.00%, 3/31/12	1,000,000	1,006,719
1.375%, 5/15/12	1,000,000	1,011,094
4.125%, 8/31/12	1,000,000	1,050,781
1.375%, 11/15/12	1,000,000	1,012,344
1.375%, 2/15/13	1,000,000	1,011,719
1.125%, 6/15/13	1,000,000	1,005,000
4.25%, 11/15/13	1,000,000	1,082,656
2.00%, 11/30/13	500,000	511,484
1.875%, 2/28/14	1,000,000	1,018,750
2.625%, 6/30/14	1,000,000	1,039,219
2.50%, 4/30/15	1,000,000	1,027,344
1.25%, 8/31/15	100,000	96,906
4.50%, 11/15/15	1,000,000	1,109,219
2.375%, 3/31/16	1,000,000	1,006,875
2.625%, 4/30/16	1,300,000	1,322,953
4.875%, 8/15/16	1,330,000	1,501,237
3.125%, 10/31/16	1,200,000	1,242,375
3.00%, 2/28/17	1,000,000	1,023,125
4.50%, 5/15/17	1,000,000	1,106,719
3.50%, 2/15/18	1,000,000	1,041,094
3.75%, 11/15/18	1,050,000	1,103,320
3.125%, 5/15/19	1,000,000	1,000,000
3.375%, 11/15/19	1,000,000	1,010,781
3.625%, 2/15/20	1,050,000	1,078,383
2.625%, 8/15/20	1,300,000	1,219,359
2.625%, 11/15/20	1,300,000	1,213,266
3.625%, 2/15/21	1,300,000	1,318,686

Total U.S. Treasury (Cost $35,801,479)		35,464,377

EXCHANGE TRADED FUNDS - 2.5%	SHARES
iShares Barclays Aggregate Bond Fund	29,000	3,048,770

Total Exchange Traded Funds (Cost $3,047,942)		3,048,770

TOTAL INVESTMENTS (Cost $114,114,503) - 95.2%		114,792,340
Other assets and liabilities, net - 4.8%		5,807,549
NET ASSETS - 100%		$120,599,889

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

LLC: Limited Liability Corporation

LP: Limited Partnership

STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP BALANCED INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2011

EQUITY SECURITIES - 59.6%	SHARES	VALUE
Aerospace & Defense - 1.7%
General Dynamics Corp.	278	$21,284
Goodrich Corp.	97	8,296
Honeywell International, Inc.	584	34,871
Huntington Ingalls Industries, Inc.*	36	1,501
ITT Corp.	144	8,647
L-3 Communications Holdings, Inc.	87	6,813
Lockheed Martin Corp.	214	17,206
Northrop Grumman Corp.	217	13,608
Precision Castparts Corp.	107	15,748
Raytheon Co.	268	13,633
Rockwell Collins, Inc.	121	7,844
Textron, Inc.	215	5,889
The Boeing Co.	548	40,514
United Technologies Corp.	685	57,985
		253,839

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	124	9,192
Expeditors International of Washington, Inc.	158	7,922
FedEx Corp.	235	21,984
United Parcel Service, Inc., Class B	734	54,551
		93,649

Airlines - 0.0%
Southwest Airlines Co.	584	7,376

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	191	2,861
Johnson Controls, Inc.	504	20,951
		23,812

Automobiles - 0.3%
Ford Motor Co.*	2,815	41,972
Harley-Davidson, Inc.	176	7,478
		49,450

Beverages - 1.4%
Brown-Forman Corp., Class B	84	5,737
Coca-Cola Co.	1,707	113,260
Coca-Cola Enterprises, Inc.	260	7,098
Constellation Brands, Inc.*	132	2,677
Dr Pepper Snapple Group, Inc.	175	6,503
Molson Coors Brewing Co., Class B	125	5,861
PepsiCo, Inc.	1,180	76,004
		217,140

Biotechnology - 0.8%
Amgen, Inc.*	694	37,094
Biogen Idec, Inc.*	180	13,210
Celgene Corp.*	346	19,906
Cephalon, Inc.*	64	4,850
Genzyme Corp.*	195	14,849
Gilead Sciences, Inc.*	592	25,125
		115,034

Building Products - 0.0%
Masco Corp.	275	3,828

Capital Markets - 1.4%
Ameriprise Financial, Inc.	184	11,239
Bank of New York Mellon Corp.	924	27,600
Charles Schwab Corp.	743	13,396
E*Trade Financial Corp.*	140	2,188
Federated Investors, Inc., Class B	74	1,979
Franklin Resources, Inc.	108	13,509
Goldman Sachs Group, Inc.	388	61,486
Invesco Ltd.	355	9,074
Janus Capital Group, Inc.	163	2,033
Legg Mason, Inc.	114	4,114
Morgan Stanley	1,150	31,418
Northern Trust Corp.	181	9,186
State Street Corp.	374	16,808
T. Rowe Price Group, Inc.	193	12,819
		216,849

Chemicals - 1.3%
Air Products & Chemicals, Inc.	160	14,429
Airgas, Inc.	56	3,720
CF Industries Holdings, Inc.	59	8,071
Dow Chemical Co.	869	32,805
Eastman Chemical Co.	58	5,761
Ecolab, Inc.	174	8,877
EI Du Pont de Nemours & Co.	686	37,709
FMC Corp.	57	4,841
International Flavors & Fragrances, Inc.	67	4,174
Monsanto Co.	400	28,904
PPG Industries, Inc.	120	11,425
Praxair, Inc.	226	22,962
Sherwin-Williams Co.	69	5,795
Sigma-Aldrich Corp.	96	6,109
		195,582

Commercial Banks - 1.7%
BB&T Corp.	517	14,192
Comerica, Inc.	137	5,031
Fifth Third Bancorp	683	9,480
First Horizon National Corp.	210	2,354
Huntington Bancshares, Inc.	638	4,236
KeyCorp	708	6,287
M&T Bank Corp.	92	8,139
Marshall & Ilsley Corp.	391	3,124
PNC Financial Services Group, Inc.	391	24,629
Regions Financial Corp.	935	6,788
SunTrust Banks, Inc.	399	11,507
US Bancorp	1,430	37,795
Wells Fargo & Co.	3,918	124,201
Zions Bancorporation	152	3,505
		261,268

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	83	3,483
Cintas Corp.	104	3,148
Iron Mountain, Inc.	163	5,091
Pitney Bowes, Inc.	163	4,187
Republic Services, Inc.	229	6,879
RR Donnelley & Sons Co.	167	3,160
Stericycle, Inc.*	69	6,118
Waste Management, Inc.	354	13,218
		45,284

Communications Equipment - 1.2%
Cisco Systems, Inc.	4,112	70,521
F5 Networks, Inc.*	63	6,462
Harris Corp.	103	5,109
JDS Uniphase Corp.*	165	3,439
Juniper Networks, Inc.*	398	16,748
Motorola Mobility Holdings, Inc.*	217	5,295
Motorola Solutions, Inc.*	251	11,217
QUALCOMM, Inc.	1,223	67,057
Tellabs, Inc.	298	1,561
		187,409

Computers & Peripherals - 2.6%
Apple, Inc.*	686	239,037
Dell, Inc.*	1,250	18,138
EMC Corp.*	1,539	40,860
Hewlett-Packard Co.	1,618	66,289
Lexmark International, Inc.*	66	2,445
NetApp, Inc.*	274	13,201
SanDisk Corp.*	177	8,158
Western Digital Corp.*	177	6,600
		394,728

Construction & Engineering - 0.1%
Fluor Corp.	138	10,165
Jacobs Engineering Group, Inc.*	98	5,040
Quanta Services, Inc.*	166	3,724
		18,929

Construction Materials - 0.0%
Vulcan Materials Co.	96	4,378

Consumer Finance - 0.5%
American Express Co.	778	35,166
Capital One Financial Corp.	341	17,718
Discover Financial Services	406	9,793
SLM Corp.*	437	6,686
		69,363

Containers & Packaging - 0.1%
Ball Corp.	131	4,696
Bemis Co., Inc.	86	2,822
Owens-Illinois, Inc.*	132	3,985
Sealed Air Corp.	129	3,439
		14,942

Distributors - 0.0%
Genuine Parts Co.	125	6,705

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	94	3,921
DeVry, Inc.	53	2,919
H&R Block, Inc.	264	4,419
		11,259

Diversified Financial Services - 2.5%
Bank of America Corp.	7,527	100,335
Citigroup, Inc.*	21,633	95,618
CME Group, Inc.	50	15,078
IntercontinentalExchange, Inc.*	55	6,795
JPMorgan Chase & Co.	2,963	136,594
Leucadia National Corp.	149	5,593
Moody's Corp.	165	5,595
NYSE Euronext	195	6,858
The NASDAQ OMX Group, Inc.*	114	2,946
		375,412

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	4,398	134,579
CenturyLink, Inc.	228	9,473
Frontier Communications Corp.	825	6,782
Qwest Communications International, Inc.	1,297	8,858
Verizon Communications, Inc.	2,104	81,088
Windstream Corp.	372	4,788
		245,568

Electric Utilities - 1.0%
American Electric Power Co., Inc.	358	12,580
Duke Energy Corp.	989	17,950
Edison International	243	8,892
Entergy Corp.	134	9,006
Exelon Corp.	493	20,331
FirstEnergy Corp.	312	11,572
NextEra Energy, Inc.	314	17,308
Northeast Utilities	143	4,948
Pepco Holdings, Inc.	166	3,096
Pinnacle West Capital Corp.	92	3,937
PPL Corp.	361	9,133
Progress Energy, Inc.	219	10,105
Southern Co.	629	23,971
		152,829

Electrical Equipment - 0.3%
Emerson Electric Co.	562	32,838
Rockwell Automation, Inc.	106	10,033
Roper Industries, Inc.	79	6,830
		49,701

Electronic Equipment & Instruments - 0.3%
Amphenol Corp.	131	7,125
Corning, Inc.	1,165	24,034
FLIR Systems, Inc.	128	4,430
Jabil Circuit, Inc.	159	3,248
Molex, Inc.	106	2,663
		41,500

Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	323	23,718
Cameron International Corp.*	183	10,449
Diamond Offshore Drilling, Inc.	54	4,196
FMC Technologies, Inc.*	90	8,503
Halliburton Co.	680	33,891
Helmerich & Payne, Inc.	86	5,907
Nabors Industries Ltd.*	219	6,653
National Oilwell Varco, Inc.	314	24,891
Noble Corp.	200	9,124
Rowan Co.'s, Inc.*	90	3,976
Schlumberger Ltd.	1,013	94,473
		225,781

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	325	23,829
CVS Caremark Corp.	1,018	34,937
Kroger Co.	473	11,338
Safeway, Inc.	276	6,497
SUPERVALU, Inc.	157	1,402
Sysco Corp.	434	12,022
Walgreen Co.	686	27,536
Wal-Mart Stores, Inc.	1,458	75,889
Whole Foods Market, Inc.	110	7,249
		200,699

Food Products - 1.0%
Archer-Daniels-Midland Co.	475	17,105
Campbell Soup Co.	149	4,933
ConAgra Foods, Inc.	338	8,028
Dean Foods Co.*	135	1,350
General Mills, Inc.	473	17,288
H.J. Heinz Co.	240	11,717
Hershey Co.	115	6,250
Hormel Foods Corp.	118	3,285
J.M. Smucker Co.	94	6,711
Kellogg Co.	188	10,148
Kraft Foods, Inc.	1,301	40,799
McCormick & Co., Inc.	108	5,166
Mead Johnson Nutrition Co.	153	8,863
Sara Lee Corp.	491	8,676
Tyson Foods, Inc.	240	4,606
		154,925

Gas Utilities - 0.0%
Nicor, Inc.	35	1,879
Oneok, Inc.	86	5,752
		7,631

Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	431	23,175
Becton Dickinson & Co.	165	13,137
Boston Scientific Corp.*	1,188	8,542
C.R. Bard, Inc.	69	6,852
CareFusion Corp.*	165	4,653
Covidien plc	443	23,009
DENTSPLY International, Inc.	116	4,291
Edwards Lifesciences Corp.*	90	7,830
Intuitive Surgical, Inc.*	31	10,337
Medtronic, Inc.	796	31,323
St. Jude Medical, Inc.	243	12,456
Stryker Corp.	251	15,261
Varian Medical Systems, Inc.*	99	6,696
Zimmer Holdings, Inc.*	152	9,201
		176,763

Health Care Providers & Services - 1.2%
Aetna, Inc.	286	10,705
AmerisourceBergen Corp.	204	8,070
Cardinal Health, Inc.	261	10,735
CIGNA Corp.	202	8,945
Coventry Health Care, Inc.*	117	3,731
DaVita, Inc.*	72	6,157
Express Scripts, Inc.*	393	21,855
Humana, Inc.*	130	9,092
Laboratory Corp. of America Holdings*	76	7,002
McKesson Corp.	190	15,019
Medco Health Solutions, Inc.*	301	16,904
Patterson Co.'s, Inc.	72	2,318
Quest Diagnostics, Inc.	116	6,695
Tenet Healthcare Corp.*	425	3,166
UnitedHealth Group, Inc.	814	36,793
WellPoint, Inc.	280	19,541
		186,728

Health Care Technology - 0.0%
Cerner Corp.*	53	5,894

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	321	12,314
Darden Restaurants, Inc.	110	5,404
International Game Technology	234	3,798
Marriott International, Inc.	217	7,721
McDonald's Corp.	776	59,046
Starbucks Corp.	555	20,507
Starwood Hotels & Resorts Worldwide, Inc.	143	8,311
Wyndham Worldwide Corp.	141	4,485
Wynn Resorts Ltd.	58	7,381
Yum! Brands, Inc.	348	17,880
		146,847

Household Durables - 0.3%
D.R. Horton, Inc.	216	2,516
Fortune Brands, Inc.	115	7,117
Harman International Industries, Inc.	55	2,575
Leggett & Platt, Inc.	117	2,867
Lennar Corp.	129	2,337
Newell Rubbermaid, Inc.	235	4,496
Pulte Group, Inc.*	310	2,294
Stanley Black & Decker, Inc.	125	9,575
Whirlpool Corp.	63	5,378
		39,155

Household Products - 1.2%
Clorox Co.	107	7,497
Colgate-Palmolive Co.	368	29,720
Kimberly-Clark Corp.	301	19,646
Procter & Gamble Co.	2,083	128,313
		185,176

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	493	6,409
Constellation Energy Group, Inc.	158	4,918
NRG Energy, Inc.*	190	4,093
		15,420

Industrial Conglomerates - 1.5%
3M Co.	530	49,555
General Electric Co.	7,896	158,315
Tyco International Ltd.	353	15,804
		223,674

Insurance - 2.3%
ACE Ltd.	250	16,175
Aflac, Inc.	350	18,473
Allstate Corp.	394	12,521
American International Group, Inc.*	106	3,725
AON Corp.	248	13,134
Assurant, Inc.	90	3,466
Berkshire Hathaway, Inc., Class B*	1,288	107,716
Chubb Corp.	220	13,488
Cincinnati Financial Corp.	132	4,330
Genworth Financial, Inc.*	363	4,886
Hartford Financial Services Group, Inc.	331	8,914
Lincoln National Corp.	235	7,059
Loews Corp.	234	10,083
Marsh & McLennan Co.'s, Inc.	405	12,073
MetLife, Inc.	785	35,113
Principal Financial Group, Inc.	239	7,674
Progressive Corp.	492	10,396
Prudential Financial, Inc.	362	22,292
Torchmark Corp.	65	4,321
Travelers Co.'s, Inc.	321	19,093
Unum Group	235	6,169
XL Group plc	239	5,879
		346,980

Internet & Catalog Retail - 0.5%
Amazon.com, Inc.*	265	47,734
Expedia, Inc.	172	3,898
Netflix, Inc.*	33	7,832
priceline.com, Inc.*	37	18,738
		78,202

Internet Software & Services - 1.1%
Akamai Technologies, Inc.*	140	5,320
eBay, Inc.*	850	26,384
Google, Inc.*	187	109,621
Monster Worldwide, Inc.*	111	1,765
VeriSign, Inc.	128	4,635
Yahoo!, Inc.*	974	16,217
		163,942

IT Services - 1.8%
Automatic Data Processing, Inc.	370	18,985
Cognizant Technology Solutions Corp.*	227	18,478
Computer Sciences Corp.	115	5,604
Fidelity National Information Services, Inc.	210	6,865
Fiserv, Inc.*	115	7,213
International Business Machines Corp.	907	147,904
MasterCard, Inc.	72	18,124
Paychex, Inc.	247	7,746
SAIC, Inc.*	237	4,010
Teradata Corp.*	129	6,540
Total System Services, Inc.	132	2,379
Visa, Inc.	361	26,577
Western Union Co.	481	9,990
		280,415

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	101	4,731
Mattel, Inc.	266	6,631
		11,362

Life Sciences - Tools & Services - 0.3%
Agilent Technologies, Inc.*	257	11,508
Life Technologies Corp.*	139	7,299
PerkinElmer, Inc.	96	2,522
Thermo Fisher Scientific, Inc.*	291	16,165
Waters Corp.*	74	6,431
		43,925

Machinery - 1.5%
Caterpillar, Inc.	476	53,003
Cummins, Inc.	148	16,224
Danaher Corp.	402	20,864
Deere & Co.	314	30,423
Dover Corp.	144	9,467
Eaton Corp.	254	14,082
Flowserve Corp.	43	5,538
Illinois Tool Works, Inc.	371	19,930
Ingersoll-Rand plc	249	12,029
Joy Global, Inc.	78	7,707
PACCAR, Inc.	272	14,239
Pall Corp.	93	5,358
Parker Hannifin Corp.	121	11,456
Snap-on, Inc.	47	2,823
		223,143

Media - 2.0%
Cablevision Systems Corp.	185	6,403
CBS Corp., Class B	501	12,545
Comcast Corp.	2,065	51,047
DIRECTV*	591	27,659
Discovery Communications, Inc.*	210	8,379
Gannett Co., Inc.	177	2,696
McGraw-Hill Co.'s, Inc.	229	9,023
News Corp.	1,699	29,835
Omnicom Group, Inc.	223	10,940
Scripps Networks Interactive, Inc.	71	3,556
The Interpublic Group of Co.'s, Inc.	362	4,550
Time Warner Cable, Inc.	256	18,263
Time Warner, Inc.	813	29,024
Viacom, Inc., Class B	444	20,655
Walt Disney Co.	1,412	60,843
Washington Post Co., Class B	4	1,750
		297,168

Metals & Mining - 0.7%
AK Steel Holding Corp.	82	1,294
Alcoa, Inc.	791	13,961
Allegheny Technologies, Inc.	73	4,944
Cliffs Natural Resources, Inc.	101	9,926
Freeport-McMoRan Copper & Gold, Inc.	704	39,107
Newmont Mining Corp.	367	20,031
Nucor Corp.	235	10,815
Titanium Metals Corp.*	67	1,245
United States Steel Corp.	111	5,987
		107,310

Multiline Retail - 0.5%
Big Lots, Inc.*	61	2,649
Family Dollar Stores, Inc.	94	4,824
J.C. Penney Co., Inc.	186	6,679
Kohl's Corp.	218	11,563
Macy's, Inc.	325	7,886
Nordstrom, Inc.	130	5,834
Sears Holdings Corp.*	33	2,727
Target Corp.	527	26,355
		68,517

Multi-Utilities - 0.8%
Ameren Corp.	187	5,249
Centerpoint Energy, Inc.	352	6,181
CMS Energy Corp.	194	3,810
Consolidated Edison, Inc.	218	11,057
Dominion Resources, Inc.	432	19,310
DTE Energy Co.	130	6,365
Integrys Energy Group, Inc.	61	3,081
NiSource, Inc.	225	4,316
PG&E Corp.	295	13,033
Public Service Enterprise Group, Inc.	377	11,879
SCANA Corp.	92	3,622
Sempra Energy	179	9,576
TECO Energy, Inc.	168	3,152
Wisconsin Energy Corp.	184	5,612
Xcel Energy, Inc.	359	8,577
		114,820

Office Electronics - 0.1%
Xerox Corp.	1,043	11,105

Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	370	30,310
Apache Corp.	286	37,443
Cabot Oil & Gas Corp.	84	4,449
Chesapeake Energy Corp.	490	16,425
Chevron Corp.	1,494	160,500
ConocoPhillips	1,064	84,971
Consol Energy, Inc.	169	9,063
Denbury Resources, Inc.*	307	7,491
Devon Energy Corp.	318	29,183
El Paso Corp.	524	9,432
EOG Resources, Inc.	200	23,702
EQT Corp.	115	5,740
Exxon Mobil Corp.	3,688	310,271
Hess Corp.	224	19,087
Marathon Oil Corp.	529	28,201
Massey Energy Co.	76	5,195
Murphy Oil Corp.	144	10,572
Newfield Exploration Co.*	103	7,829
Noble Energy, Inc.	131	12,661
Occidental Petroleum Corp.	605	63,216
Peabody Energy Corp.	202	14,536
Pioneer Natural Resources Co.	90	9,173
QEP Resources, Inc.	140	5,676
Range Resources Corp.	123	7,191
Southwestern Energy Co.*	259	11,129
Spectra Energy Corp.	483	13,128
Sunoco, Inc.	98	4,468
Tesoro Corp.*	116	3,112
Valero Energy Corp.	424	12,644
Williams Co.'s, Inc.	436	13,595
		970,393

Paper & Forest Products - 0.1%
International Paper Co.	327	9,869
MeadWestvaco Corp.	136	4,125
		13,994

Personal Products - 0.1%
Avon Products, Inc.	320	8,653
Estee Lauder Co.'s, Inc.	86	8,287
		16,940

Pharmaceuticals - 3.1%
Abbott Laboratories, Inc.	1,151	56,456
Allergan, Inc.	228	16,192
Bristol-Myers Squibb Co.	1,267	33,487
Eli Lilly & Co.	758	26,659
Forest Laboratories, Inc.*	220	7,106
Hospira, Inc.*	124	6,845
Johnson & Johnson	2,035	120,574
Merck & Co., Inc.	2,294	75,725
Mylan, Inc.*	334	7,572
Pfizer, Inc.	5,952	120,885
Watson Pharmaceuticals, Inc.*	96	5,377
		476,878

Professional Services - 0.1%
Dun & Bradstreet Corp.	41	3,290
Equifax, Inc.	100	3,885
Robert Half International, Inc.	119	3,641
		10,816

Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co.	90	2,292
AvalonBay Communities, Inc.	66	7,925
Boston Properties, Inc.	107	10,149
Equity Residential	219	12,354
HCP, Inc.	308	11,685
Health Care REIT, Inc.	131	6,870
Host Hotels & Resorts, Inc.	507	8,928
Kimco Realty Corp.	328	6,016
Plum Creek Timber Co., Inc.	128	5,582
ProLogis	424	6,776
Public Storage	104	11,535
Simon Property Group, Inc.	221	23,682
Ventas, Inc.	124	6,733
Vornado Realty Trust	122	10,675
Weyerhaeuser Co.	400	9,840
		141,042

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	241	6,435

Road & Rail - 0.5%
CSX Corp.	276	21,694
Norfolk Southern Corp.	265	18,356
Ryder System, Inc.	42	2,125
Union Pacific Corp.	366	35,989
		78,164

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.*	439	3,775
Altera Corp.	238	10,477
Analog Devices, Inc.	223	8,782
Applied Materials, Inc.	981	15,323
Broadcom Corp.*	354	13,941
First Solar, Inc.*	40	6,434
Intel Corp.	4,082	82,334
KLA-Tencor Corp.	124	5,874
Linear Technology Corp.	176	5,919
LSI Corp.*	498	3,386
MEMC Electronic Materials, Inc.*	184	2,385
Microchip Technology, Inc.	144	5,473
Micron Technology, Inc.*	669	7,667
National Semiconductor Corp.	194	2,782
Novellus Systems, Inc.*	73	2,710
NVIDIA Corp.*	446	8,233
Teradyne, Inc.*	158	2,814
Texas Instruments, Inc.	872	30,136
Xilinx, Inc.	216	7,085
		225,530

Software - 2.2%
Adobe Systems, Inc.*	377	12,501
Autodesk, Inc.*	171	7,543
BMC Software, Inc.*	137	6,814
CA, Inc.	285	6,891
Citrix Systems, Inc.*	145	10,652
Compuware Corp.*	177	2,044
Electronic Arts, Inc.*	246	4,804
Intuit, Inc.*	203	10,779
Microsoft Corp.	5,497	139,404
Novell, Inc.*	284	1,684
Oracle Corp.	2,893	96,539
Red Hat, Inc.*	149	6,763
Salesforce.com, Inc.*	88	11,755
Symantec Corp.*	596	11,050
		329,223

Specialty Retail - 1.1%
Abercrombie & Fitch Co.	70	4,109
AutoNation, Inc.*	49	1,733
AutoZone, Inc.*	22	6,018
Bed Bath & Beyond, Inc.*	190	9,171
Best Buy Co., Inc.	244	7,008
CarMax, Inc.*	167	5,361
GameStop Corp.*	119	2,680
Home Depot, Inc.	1,219	45,176
Limited Brands, Inc.	211	6,938
Lowe's Co.'s, Inc.	1,027	27,144
O'Reilly Automotive, Inc.*	109	6,263
RadioShack Corp.	88	1,321
Ross Stores, Inc.	90	6,401
Staples, Inc.	536	10,409
The Gap, Inc.	337	7,636
Tiffany & Co.	98	6,021
TJX Co.'s, Inc.	295	14,670
Urban Outfitters, Inc.*	99	2,953
		171,012

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	220	11,449
Nike, Inc., Class B	285	21,574
Polo Ralph Lauren Corp.	49	6,059
VF Corp.	67	6,602
		45,684

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	373	3,611
People's United Financial, Inc.	292	3,673
		7,284

Tobacco - 1.0%
Altria Group, Inc.	1,556	40,503
Lorillard, Inc.	109	10,356
Philip Morris International, Inc.	1,337	87,747
Reynolds American, Inc.	252	8,954
		147,560

Trading Companies & Distributors - 0.1%
Fastenal Co.	114	7,391
W.W. Grainger, Inc.	43	5,920
		13,311

Wireless Telecommunication Services - 0.2%
American Tower Corp.*	296	15,339
MetroPCS Communications, Inc.*	223	3,622
Sprint Nextel Corp.*	2,227	10,333
		29,294

Total Equity Securities (Cost $7,073,904)		9,054,976

EXCHANGE TRADED FUNDS - 3.3%
iShares Barclays Aggregate Bond Fund	4,800	504,624

Total Exchange Traded Funds (Cost $507,670)		504,624

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%	PRINCIPAL AMOUNT
Wachovia Bank Commercial Mortgage Trust, 4.964%, 11/15/35 (r)	$285,000	301,529

Total Commercial Mortgage-Backed Securities (Cost $207,252)		301,529

CORPORATE BONDS - 7.4%
Apache Corp., 5.625%, 1/15/17	100,000	112,467
CBS Corp., 5.75%, 4/15/20	200,000	211,806
Goldman Sachs Group, Inc., 5.35%, 1/15/16	100,000	106,728
Hospira, Inc., 6.40%, 5/15/15	100,000	112,249
Shell International Finance BV, 4.00%, 3/21/14	100,000	106,515
Time Warner, Inc., 4.875%, 3/15/20	100,000	101,763
United Parcel Service, Inc., 3.125%, 1/15/21	150,000	138,970
US Bank NA, 4.95%, 10/30/14	100,000	107,992
Wells Fargo & Co., 4.375%, 1/31/13	125,000	131,635

Total Corporate Bonds (Cost $1,062,046)		1,130,125

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.0%
Federal Home Loan Bank, 3.625%, 10/18/13	200,000	212,178
Freddie Mac:
5.50%, 7/18/16	300,000	343,472
3.75%, 3/27/19	50,000	51,481

Total U.S. Government Agencies And Instrumentalities (Cost $588,624)		607,131

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.6%
Fannie Mae:
7.00%, 7/1/29	35,561	40,682
6.50%, 8/1/32	40,828	45,991
5.50%, 7/1/33	126,838	136,582
6.00%, 8/1/33	87,608	96,408
5.50%, 11/1/33	187,803	202,230
7.50%, 11/1/36	48,077	54,889
Freddie Mac:
5.00%, 5/1/18	198,708	212,663
4.50%, 9/1/18	56,133	59,394
6.00%, 8/1/36	222,122	242,352
Ginnie Mae:
5.50%, 7/20/34	262,722	285,847
5.00%, 10/15/39	356,165	378,359

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,666,887)		1,755,397

U.S. TREASURY - 11.3%
United States Treasury Bills, 9/22/11 ^	100,000	99,928
United States Treasury Bonds, 3.875%, 8/15/40	100,000	89,469
United States Treasury Notes:
1.50%, 12/31/13	125,000	126,152
2.25%, 1/31/15	125,000	127,578
5.125%, 5/15/16	250,000	284,805
3.00%, 9/30/16	200,000	206,000
3.125%, 1/31/17	200,000	206,375
1.875%, 9/30/17	200,000	189,188
3.375%, 11/15/19	250,000	252,695
2.625%, 11/15/20	140,000	130,659

Total U.S. Treasury (Cost $1,672,828)		1,712,849

TOTAL INVESTMENTS (Cost $12,779,211) - 99.2%		15,066,631
Other assets and liabilities, net - 0.8%		124,856
NET ASSETS - 100%		$15,191,487

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^	2	6/11	$132,100	$1,838

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (formerly Summit Mutual Funds, Inc.) (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.  The Calvert VP EAFE International Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP S&P Midcap 400 Index Portfolios offer Class I and Class F shares.  Class F shares are subject to Distribution Plan expenses.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of March 31, 2011:

	Market Value	% of Net Assets
Calvert VP S&P MidCap 400 Index	$9	0.0%
Calvert VP Russell 2000 Small Cap Index	$16	0.0%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  The EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

Calvert VP SRI Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$165,782,235	-	-	$165,782,235
TOTAL	$165,782,235	-	-	$165,782,235

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Lifestyle Moderate	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$23,768,099	-	-	$23,768,099
TOTAL	$23,768,099	-	-	$23,768,099

Calvert VP Lifestyle Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$10,410,796	-	-	$10,410,796
TOTAL	$10,410,796	-	-	$10,410,796

Calvert VP Lifestyle Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$8,819,146	-	-	$8,819,146
TOTAL	$8,819,146	-	-	$8,819,146

Calvert VP Natural Resources	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds & notes	$47,154,680	-	-	$47,154,680
TOTAL	$47,154,680	-	-	$47,154,680

Calvert VP Inflation Protected Plus	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$16,557,892	-	$16,557,892
Corporate debt	-	14,980,273	-	14,980,273
TOTAL	-	$31,538,165	-	$31,538,165

Calvert VP S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$240,792,069	-	-	$240,792,069
Exchange traded funds	781,809	-	-	781,809
U.S. government obligations	-	$499,646	-	499,646
TOTAL	$241,573,878	$499,646	-	$242,073,524

Other financial instruments**	$54,461	-	-	$54,461

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP S&P Midcap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$185,957,737	-	$9	$185,957,746
U.S. government obligations	-	$299,788	-	299,788
Exchange traded funds	3,357,585	-	-	3,357,585
TOTAL	$189,315,322	$299,788	$9***	$189,615,119

Other financial instruments**	$46,221	-	-	$46,221

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$130,661,919	-	$16	$130,661,935
Exchange traded funds	1,397,222	-	-	1,397,222
U.S. government obligations	-	$299,788	-	299,788
TOTAL	$132,059,141	$299,788	$16***	$132,358,945

Other financial instruments**	$108,050	-	-	$108,050

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$192,615,996	-	-	$192,615,996
Exchange traded funds	1,525,865	-	-	1,525,865
TOTAL	$194,141,861	-	-	$194,141,861

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

Calvert VP Nasdaq-100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$61,326,336	-	-	$61,326,336
Exchange traded funds	1,521,895	-	-	1,521,895
U.S. government obligations	-	$99,929	-	99,929
TOTAL	$62,848,231	$99,929	-	$62,948,160

Other financial instruments**	$42,541	-	-	$42,541

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP Barclays Capital Aggregate Bond Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$54,397	-	$54,397
Commercial mortgage-backed securities	-	2,212,267	-	2,212,267
Corporate bonds	-	22,878,675	-	22,878,675
Exchange traded funds	$3,048,770	-	-	3,048,770
Other debt obligations	-	111,649	-	111,649
U.S. government obligations	-	86,486,582	-	86,486,582
TOTAL	$3,048,770	$111,743,570	-	$114,792,340

Calvert VP Balanced Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial mortgage-backed securities	-	$301,529	-	$301,529
Corporate bonds	-	1,130,125	-	1,130,125
Equity securities*	$9,054,976	-	-	9,054,976
Exchange traded funds	504,624	-	-	504,624
U.S. government obligations	-	4,075,377	-	4,075,377
TOTAL	$9,559,600	$5,507,031	-	$15,066,631

Other financial instruments **	$1,838	-	-	$1,838

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolio.  During the period, futures contracts were used for cash equitization.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2011, and net realized capital loss carryforwards as of December 31, 2010 with expiration dates:

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP BALANCED INDEX
Federal income tax cost	$164,378,980	$208,073,924	$13,169,026
Unrealized appreciation	18,560,954	69,016,977	2,668,979
Unrealized (depreciation)	(17,157,699)	(35,017,377)	(771,374)
Net appreciation (depreciation)	$1,403,255	$33,999,600	$1,897,605

	CALVERT VP NASDAQ-100 INDEX	CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX	CALVERT VP INFLATION PROTECTED PLUS
Federal income tax cost	$42,378,610	$114,177,552	$30,568,087
Unrealized appreciation	21,714,809	1,667,141	1,024,320
Unrealized (depreciation)	(1,145,259)	(1,052,353)	(54,242)
Net appreciation (depreciation)	$20,569,550	$614,788	$970,078

	CALVERT VP LIFESTYLE MODERAGE	CALVERT VP LIFESTYLE CONSERVATIVE	CALVERT VP LIFESTYLE AGGRESSIVE
Federal income tax cost	$21,156,358	$8,084,394	$8,789,928
Unrealized appreciation	2,621,762	740,301	1,624,681
Unrealized (depreciation)	(10,021)	(5,549)	(3,813)
Net appreciation (depreciation)	$2,611,741	$734,752	$1,620,868

	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$40,204,652	$178,276,884	$109,503,925
Unrealized appreciation	6,950,028	25,163,154	34,082,862
Unrealized (depreciation)	-	(9,298,177)	(11,227,842)
Net appreciation (depreciation)	$6,950,028	$15,864,977	$22,855,020

CALVERT VP S&P MIDCAP 400 INDEX
Federal income tax cost	$147,290,172
Unrealized appreciation	49,158,935
Unrealized (depreciation)	(6,833,988)
Net appreciation (depreciation)	$42,324,947

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP LIFESTYLE MODERATE
31-Dec-11	-	($960,576)	-
31-Dec-12	-	(2,529,937)	-
31-Dec-13	-	(1,687,669)	-
31-Dec-15	($2,277,422)	(2,330,473)	-
31-Dec-16	-	(280,386)	($273,283)
31-Dec-17	(29,115,098)	(2,509,534)	(1,480,970)
31-Dec-18	(7,929,337)	(2,611,900)	-

EXPIRATION DATE	CALVERT VP NASDAQ-100 INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX	CALVERT VP LIFESTYLE AGGRESSIVE
31-Dec-11	($231,064)	-	-
31-Dec-12	(139,726)	-	-
31-Dec-13	(1,358,042)	-	-
31-Dec-14	(708,047)	-	-
31-Dec-15	(697,707)	-	-
31-Dec-16	(2,318,532)	($1,082,498)	-
31-Dec-17	-	(1,375,857)	($1,174)

EXPIRATION DATE	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP S&P MIDCAP 400 INDEX
31-Dec-15	-	($186,055)	($9,272,556)
31-Dec-16	($1,088,390)	(15,302,273)	(6,402,474)
31-Dec-17	-	(15,978)	-

Capital loss carryforwards may be utilized to offset future capital gains until expiration and may be limited under certain tax provisions.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C – REORGANIZATION

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Calvert Social International Equity Portfolio (“International Equity”) for shares of the acquiring portfolio, Calvert Variable Products, Inc., EAFE International Index Portfolio (“EAFE”) and the assumption of the liabilities of International Equity.  Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
International Equity	1,006,852	EAFE	157,015	$10,969,047

For financial reporting purposes, assets received and shares issued by EAFE were recorded at fair value; however, the cost basis of the investments received from International Equity were carried forward to align ongoing reporting of EAFE’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
International Equity	$10,969,047	($16,862)	EAFE	$86,948,835

Assuming the acquisition had been completed on January 1, 2010, EAFE’s results of operations for the year ended December 31, 2010 would have been as follows:

Net investment income	$2,589,152 (a)
Net realized and change in unrealized gain (loss) on investments	$15,480,042 (b)
Net increase (decrease) in assets from operations	$18,069,194

(a)     $2,566,722, as reported, plus $22,430 from International Equity pre-merger.

(b)     $15,617,852, as reported, plus ($137,810) from International Equity pre-merger.

Because EAFE and International Equity sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of International Equity that have been included in EAFE’s Statement of Operations since April 30, 2010.

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Ameritas Small Company Equity Portfolio (“Small Company Equity”) for shares of the acquiring portfolio, Calvert Variable Products, Inc., Russell 2000 Index Portfolio (“Russell 2000 Index”) and the assumption of the liabilities of Small Company Equity.  Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Small Company Equity	645,127	Russell 2000 Index	198,367	$11,427,947

For financial reporting purposes, assets received and shares issued by Russell 2000 Index were recorded at fair value; however, the cost basis of the investments received from Small Company Equity were carried forward to align ongoing reporting of Russell 2000 Index’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
Small Company Equity	$11,427,947	$2,350,797	Russell 2000 Index	$76,346,665

Assuming the acquisition had been completed on January 1, 2010, Russell 2000 Index’s results of operations for the year ended December 31, 2010 would have been as follows:

Net investment income	$713,408	(a)
Net realized and change in unrealized gain (loss) on investments	$24,594,209	(b)
Net increase (decrease) in assets from operations	$25,307,617

(a)     $729,564, as reported, plus ($16,156) from Small Company Equity pre-merger.

(b)     $23,156,500, as reported, plus $1,437,709 from Small Company Equity pre-merger.

Because Russell 2000 Index and Small Company Equity sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Small Company Equity that have been included in Russell 2000 Index’s Statement of Operations since April 30, 2010.

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Ameritas MidCap Growth Portfolio (“Ameritas MidCap”) for shares of the acquiring portfolio, Calvert Variable Products, Inc., S&P MidCap 400 Index Portfolio (“S&P MidCap 400”) and the assumption of the liabilities of Ameritas MidCap.  Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Ameritas MidCap	1,607,954	S&P MidCap 400	648,641	$40,248,159

For financial reporting purposes, assets received and shares issued by S&P MidCap 400 were recorded at fair value; however, the cost basis of the investments received from Ameritas MidCap were carried forward to align ongoing reporting of S&P MidCap 400’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
Ameritas MidCap	$40,248,159	$5,524,697	S&P MidCap 400	$117,174,063

Assuming the acquisition had been completed on January 1, 2010, S&P MidCap 400’s results of operations for the year ended December 31, 2010 would have been as follows:

Net investment income	$1,460,750	(a)
Net realized and change in unrealized gain (loss) on investments	$35,644,107	(b)
Net increase (decrease) in assets from operations	$37,104,857

(a)     $1,418,684, as reported, plus $42,066 from Ameritas MidCap pre-merger.

(b)     $30,852,606, as reported, plus $4,791,501 from Ameritas MidCap pre-merger.

Because S&P MidCap 400 and Ameritas MidCap sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Ameritas MidCap that have been included in S&P MidCap 400’s Statement of Operations since April 30, 2010.

NOTE D – OTHER

On December 9, 2010, the Board of Directors approved a resolution to reorganize the Calvert VP Balanced Index Portfolio into the Calvert VP SRI Balanced Portfolio.  Shareholders of Calvert VP Balanced Index Portfolio voted to approve the reorganization and the merger took place at the close of business on April 29, 2011.

On December 9, 2010, the Board of Directors approved a resolution to reorganize the Calvert VP Lifestyle Aggressive Portfolio into the Ibbotson Growth ETF Asset Allocation Portfolio.  Shareholders of Calvert VP Lifestyle Aggressive Portfolio voted to approve the reorganization and the merger took place at the close of business on April 29, 2011.

On December 9, 2010, the Board of Directors approved a resolution to reorganize the Calvert VP Lifestyle Conservative Portfolio into the Ibbotson Income and Growth ETF Asset Allocation Portfolio.  Shareholders of Calvert VP Lifestyle Conservative Portfolio voted to approve the reorganization and the merger took place at the close of business on April 29, 2011.

On December 9, 2010, the Board of Directors approved a resolution to reorganize the Calvert VP Lifestyle Moderate Portfolio into the Ibbotson Balanced ETF Asset Allocation Portfolio.  Shareholders of Calvert VP Lifestyle Moderate Portfolio voted to approve the reorganization and the merger took place at the close of business on April 29, 2011.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:    May 27, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    May 27, 2011

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    May 27, 2011